UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund:  BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 10/31/2014

Item 1 – Report to Stockholders

OCTOBER 31, 2014

ANNUAL REPORT	BLACKROCK®

BlackRock Liquidity Funds

„   Federal Trust Fund

„   FedFund

„   TempCash

„   TempFund

„   T-Fund

„   Treasury Trust Fund

„   MuniCash

„   MuniFund

„   California Money Fund

„   New York Money Fund

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Shareholder Letter

Dear Shareholder,

The final months of 2013 were generally positive for most risk assets such as equities and high yield bonds even as investors were grappling with uncertainty as to when and by how much the U.S. Federal Reserve would begin to gradually reduce (or “taper”) its asset purchase programs. Higher quality bonds and emerging market investments, however, struggled as Fed tapering became increasingly imminent. When the central bank ultimately announced its tapering plans in mid-December, equity investors reacted positively, as this action signaled the Fed’s perception of real improvement in the economy.

Most asset classes moved higher in the first half of 2014 despite the pull back in Fed stimulus. The year got off to a rocky start, however, as a number of developing economies showed signs of stress and U.S. economic data weakened. Equities declined in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were assuaged by increasing evidence that the soft patch in U.S. data was temporary and weather-related, and forecasts pointed to growth picking up later in the year.

In the months that followed, interest rates trended lower and bond prices climbed higher in the modest growth environment. Financial markets exhibited a remarkably low level of volatility despite rising tensions in Russia and Ukraine and signs of decelerating growth in China. Equity markets were resilient as investors focused on signs of improvement in the U.S. recovery, stronger corporate earnings, increased merger-and-acquisition activity and, perhaps most importantly, reassurance from the Fed that no changes to short-term interest rates were on the horizon.

In the ongoing low-yield environment, income-seeking investors moved into equities, pushing major indices to record levels. However, as stock prices continued to rise, investors became wary of high valuations and began shedding the stocks that had experienced significant price appreciation in 2013, particularly growth and momentum names. The broad rotation into cheaper valuations resulted in the strongest performers of 2013 struggling most in 2014, and vice versa. Especially hard hit were U.S. small cap and European stocks, where earnings growth had not kept pace with market gains. In contrast, emerging markets benefited from the trend after having suffered heavy selling pressure in early 2014.

Volatility ticked up in the middle of the summer. Markets came under pressure in July as geopolitical turmoil intensified in Gaza, Iraq and Ukraine and financial troubles boiled over in Argentina and Portugal. Investors regained some confidence in August, allowing markets to rebound briefly amid renewed comfort that the Fed would continue to keep rates low and hopes that the European Central Bank would increase stimulus. However, markets swiftly reversed in September as improving U.S. economic indicators raised concerns that the Fed would increase short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened, ultimately putting a strain on investor flows. High valuations combined with impending rate hikes stoked increasing volatility in financial markets. Escalating geopolitical risks further fueled the fire. The U.S. renewed its involvement in Iraq and the European Union imposed additional sanctions against Russia, while Scottish voters contemplated separating from the United Kingdom.

U.S. risk assets made a comeback in October while other developed markets continued their descent. This divergence in market performance moved in tandem with economic momentum and central bank policy. As the U.S. economy continued to strengthen, the need for monetary policy accommodation diminished. Meanwhile, economies in other parts of the developed world decelerated and central banks in Europe and Japan implemented aggressive measures to stimulate growth.

U.S. large cap stocks were the strongest performers for the six- and 12-month periods ended October 31, 2014. U.S. small caps experienced significantly higher volatility than large caps, but nonetheless generated positive returns. International developed market equities broadly declined while emerging markets posted modest gains. Most fixed income assets produced positive results as rates generally fell. Tax-exempt municipal bonds benefited from a favorable supply-and-demand environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time.We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

U.S. financial markets generally outperformed other parts of the world given stronger economic growth and corporate earnings, the continuation of low interest rates and the appeal of relative stability amid rising geopolitical uncertainty.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2014
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.22%	17.27%
U.S. small cap equities (Russell 2000® Index)	4.83	8.06
International equities (MSCI Europe, Australasia, Far East Index)	(4.83)	(0.60)
Emerging market equities (MSCI Emerging Markets Index)	3.74	0.64
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	4.29	5.21
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	2.35	4.14
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.54	7.94
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.05	5.82

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Twelve-Month Period Ended October 31, 2014

The Federal Open Market Committee (“FOMC”) continued to maintain the federal funds rate in the target range of 0.00% to 0.25% during the
12-month period ended October 31, 2014. U.S. economic performance had been mixed but generally trending upward. After contracting by 2.1% in the first quarter of 2014, U.S. gross domestic product grew at a seasonally adjusted rate of 4.6% in the second quarter as the factors that had detracted from U.S. growth proved to be temporary. The positive momentum continued in the third quarter and the unemployment rate fell to 5.8% in October, the lowest level since June of 2008. In the release accompanying its October meeting, the FOMC noted, “On balance, a range of labor market indicators suggests that underutilization of labor resources is gradually diminishing.” Against this backdrop, the FOMC continued the gradual reduction in its monthly asset purchases throughout the period. Having announced the conclusion of the purchase programs at its October meeting, the FOMC still expects that a low federal funds rate will be warranted for a considerable period of time given below-target inflation rates and inflation expectations remaining well-anchored and stable.

In the eurozone, economic growth continued to disappoint policymakers, while inflation measures slipped, prompting fears that the recent period of very low inflation could last longer than expected and threaten the currency bloc’s nascent growth. In an effort to spur growth and combat deflationary pressures, the European Central Bank (“ECB”) cut its key rates by 0.10% in July, including a bold move to a negative deposit rate. The central bank also enhanced lending programs designed to aid credit-starved individuals and small- to medium-sized companies. As the medium-term inflation outlook worsened in August, further signals of economic weakness prompted more action from policymakers. The ECB aggressively cut both its main refinancing rate and deposit rate by an additional 0.10%, to 0.05% and -0.20%, respectively. The central bank also announced an asset purchase program focused on asset-backed securities and covered bonds. After these moves, ECB President Mario Draghi stressed that the ECB has no plans to further lower interest rates.

London Interbank Offered Rates (“LIBOR”) remained virtually unchanged over the period amid highly accommodative monetary policy. The benchmark three-month LIBOR ended the period at 0.232%, not far above its historic low of 0.22% reached in early May. U.S. Treasury bill outstandings declined as the federal budget deficit improved and the Treasury Department cut the size of its weekly bill auctions to make room in its auction schedule to issue two-year floating rate notes (“FRNs”) – the first new structure issued in nearly 17 years. Treasury FRN issuance totaled $138 billion over the first ten months of 2014. After capping its fixed-rate reverse repurchase agreement program (RRP) at $300 billion in September, the Federal Reserve (the “Fed”) announced further testing of the facility in October, with the rate on the RRP varying between 3 and 10 basis points in the coming months. The Fed also announced that an additional $300 billion in collateral will become available to facility participants in December through term repo operations that will mature at the turn of the year. This announcement was well-received by money market participants as the term facility will provide a new source of eligible investments near year-end, which is typically a period of severe transitory declines of supply.

In the short-term tax-exempt market, conditions remained stable for yet another year. During the 12-month period, the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt variable rate demand notes (“VRDNs”) (as calculated by Municipal Market Data) ranged between a high of 0.12% and an all-time low of 0.03%, averaging just 0.05% for the period. The sustained downward pressure on SIFMA Index levels is a reflection of the increasing prevalence of non-traditional buyers in the market and the continued demand by money market funds which saw a stabilization in assets in recent years.

Monetary policy has continued to be accommodative and rates on taxable overnight repos have remained low by historical measures. Given the low levels on taxable repos, tax-exempt VRDNs remain attractive as an alternative investment for taxable money funds. This cross over demand, coupled with the natural demand from tax-exempt money funds, has placed undue pressure on VRDN yields as evidenced by the prolonged low levels of the SIFMA Index.

April 15th ushered in tax season, during which tax-exempt money funds typically experience large outflows due to shareholders redeeming shares to pay their federal and state income tax bills. Tax season rolls into “note season” in June, when municipalities typically issue one-year tax and revenue anticipation notes. Given continued austerity measures at state and local municipalities, spending has been limited as well as the need for debt issuance. As such, supply of new-issue, one-year fixed-rate notes has diminished. Generally speaking, municipal money market funds seek to take advantage of note season to extend their weighted average maturity, pick up yield and diversify beyond bank exposure in the form of credit enhancement. This year, note season provided 16% less issuance than in 2013. This lower supply contributed to pressures on VRDN rates as investors looked there to reinvest their maturing 2013 notes. Given expectations that the end of the FOMC’s current monetary policy is on the horizon, issuers will need to offer greater yield premiums to entice buyers to extend out to the full year maturity, thereby steepening the yield curve.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Fund Information as of October 31, 2014

Federal Trust Fund

Federal Trust Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Administration	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

U.S. Government Sponsored Agency Obligations	70%
U.S. Treasury Obligations	30

Total	100%

FedFund

FedFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Cash Management	0.01%	0.01%
Cash Reserve	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

U.S. Government Sponsored Agency Obligations	55%
Repurchase Agreements	43
U.S. Treasury Obligations	2

Total	100%

TempCash

TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.05%	0.08%
Dollar	0.01%	0.04%

Portfolio Composition	Percent of Net Assets

Certificates of Deposit	33%
Commercial Paper	31
Repurchase Agreements	23
Time Deposits	6
Municipal Bonds	3
Corporate Notes	2
U.S. Treasury Obligations	1
Closed-End Investment Companies	1

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	5

Fund Information (continued) as of October 31, 2014

TempFund

TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.02%	0.04%
Dollar	0.01%	0.03%
Cash Management	0.01%	0.03%
Cash Reserve	0.01%	0.03%
Administration	0.01%	0.03%
Select	0.00%	0.02%
Private Client	0.00%	0.02%
Premier	0.00%	0.02%

Portfolio Composition	Percent of Net Assets

Certificates of Deposit	35%
Commercial Paper	29
Time Deposits	25
Repurchase Agreements	9
Corporate Notes	1
Other Assets Less Liabilities	1

Total	100%

T-Fund

T-Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.01%	0.02%
Dollar	0.01%	0.02%
Cash Management	0.01%	0.02%
Administration	0.01%	0.02%
Select	0.01%	0.02%
Premier	0.01%	0.02%

Portfolio Composition	Percent of Net Assets

U.S. Treasury Obligations	52%
Repurchase Agreements	48

Total	100%

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.00%	0.00%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

U.S. Treasury Obligations	100%

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

6	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Fund Information (continued) as of October 31, 2014

MuniCash

MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.01%	0.01%
Dollar	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	68%
Municipal Bonds	19
Municipal Put Bonds	6
Commercial Paper	6
Other Assets less Liabilities	1

Total	100%

MuniFund

MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.02%	0.02%
Dollar	0.02%	0.02%
Cash Management	0.02%	0.02%
Administration	0.02%	0.02%
Select	0.02%	0.02%
Private Client	0.02%	0.02%
Premier	0.02%	0.02%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	70%
Municipal Bonds	18
Municipal Put Bonds	2
Commercial Paper	9
Other Assets less Liabilities	1

Total	100%

California Money Fund

California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	68%
Municipal Bonds	22
Commercial Paper	10

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	7

Fund Information (concluded) as of October 31, 2014

New York Money Fund

New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.01%	0.01%
Cash Management	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	80%
Municipal Bonds	20

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

8	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2014 and held through October 31, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[1]	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.90	$0.31	0.06%
Dollar	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Administration	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.90	$0.31	0.06%

FedFund
Institutional	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.75	$0.46	0.09%
Dollar	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.75	$0.46	0.09%
Cash Management	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.75	$0.46	0.09%
Cash Reserve	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.75	$0.46	0.09%
Administration	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.75	$0.46	0.09%
Select	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.75	$0.46	0.09%
Private Client	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.75	$0.46	0.09%
Premier	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.75	$0.46	0.09%

TempCash
Institutional	$1,000.00	$1,000.30	$0.91	$1,000.00	$1,024.30	$0.92	0.18%
Dollar	$1,000.00	$1,000.10	$1.16	$1,000.00	$1,024.05	$1.17	0.23%

TempFund
Institutional	$1,000.00	$1,000.20	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Dollar	$1,000.00	$1,000.10	$0.96	$1,000.00	$1,024.25	$0.97	0.19%
Cash Management	$1,000.00	$1,000.10	$0.96	$1,000.00	$1,024.25	$0.97	0.19%
Cash Reserve	$1,000.00	$1,000.10	$0.96	$1,000.00	$1,024.25	$0.97	0.19%
Administration	$1,000.00	$1,000.10	$0.96	$1,000.00	$1,024.25	$0.97	0.19%
Select	$1,000.00	$1,000.00	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Private Client	$1,000.00	$1,000.00	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Premier	$1,000.00	$1,000.00	$1.01	$1,000.00	$1,024.20	$1.02	0.20%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	9

Expense Examples (concluded)

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[1]	Annualized Expense Ratio
T-Fund
Institutional	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.95	$0.26	0.05%
Dollar	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.95	$0.26	0.05%
Cash Management	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.95	$0.26	0.05%
Administration	$1,000.00	$1,000.10	$—	$1,000.00	$1,025.21	$—	0.00%
Select	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.95	$0.26	0.05%
Premier	$1,000.00	$1,000.10	$0.71	$1,000.00	$1,024.50	$0.71	0.14%

Treasury Trust Fund
Institutional	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,025.00	$0.20	0.04%
Dollar	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,025.00	$0.20	0.04%
Cash Management	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,025.00	$0.20	0.04%
Administration	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,025.00	$0.20	0.04%

MuniCash
Institutional	$1,000.00	$1,000.10	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Dollar	$1,000.00	$1,000.10	$0.91	$1,000.00	$1,024.30	$0.92	0.18%

MuniFund
Institutional	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Dollar	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Cash Management	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Administration	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Select	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Private Client	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Premier	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%

California Money Fund
Institutional	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Dollar	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.80	$0.41	0.08%
Administration	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Select	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Private Client	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%
Premier	$1,000.00	$1,000.10	$0.35	$1,000.00	$1,024.85	$0.36	0.07%

New York Money Fund
Institutional	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.80	$0.41	0.08%
Cash Management	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.80	$0.41	0.08%
Administration	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.80	$0.41	0.08%
Select	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.80	$0.41	0.08%
Private Client	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.80	$0.41	0.08%
Premier	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.80	$0.41	0.08%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

10	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments October 31, 2014	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Bonds:
1.63%, 11/19/14	$400	$400,262
0.25%, 11/28/14	2,000	2,000,201
0.28%, 12/11/14	3,282	3,282,538
Federal Farm Credit Bank Discount Notes: (a)
0.04%, 11/14/14	13,000	12,999,841
0.04%, 11/18/14	10,000	9,999,493
0.05%, 11/24/14	1,250	1,249,964
0.09%, 1/14/15	390	389,930
0.09%, 1/29/15	2,600	2,599,435
0.09%, 2/17/15	390	389,897
0.10%, 2/17/15	2,120	2,119,377
0.10%, 2/19/15	4,000	3,998,800
0.09%, 3/18/15	200	199,933
0.13%, 4/06/15	2,000	1,998,888
0.09%, 5/21/15	10,000	9,995,025
Federal Farm Credit Bank Variable Rate Notes: (b)
0.18%, 2/13/15	13,115	13,118,008
0.15%, 2/26/16	2,660	2,659,913
Federal Home Loan Bank Bonds:
0.08%, 1/02/15	1,010	1,009,955
0.11%, 1/07/15	760	760,011
0.09%, 1/14/15	3,430	3,429,884
0.25%, 1/16/15	3,935	3,936,129
0.09%, 1/20/15	6,960	6,959,769
0.09%, 2/27/15	905	905,060
0.13%, 4/02/15	985	984,829
0.21%, 8/28/15	1,965	1,964,920
0.19%, 9/01/15	2,200	2,199,669
Federal Home Loan Bank Discount Notes: (a)
0.05%, 11/14/14	2,035	2,034,969
0.05%, 11/19/14	7,000	6,999,844
0.07%, 11/28/14	5,000	4,999,767
0.05%, 1/09/15	4,242	4,241,605
0.07%, 1/23/15	8,000	7,998,830

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes: (a) (concluded)
0.13%, 3/25/15	$1,500	$1,499,231
0.07%, 4/17/15	870	869,927
0.08%, 4/17/15	1,200	1,199,546
Federal Home Loan Bank Variable Rate Notes: (b)
0.11%, 12/19/14	2,500	2,499,968
0.10%, 1/20/15	3,240	3,240,000
0.11%, 3/20/15	15,000	14,999,746
0.14%, 7/16/15	3,000	3,000,000
Tennessee Valley Authority Discount Notes, 0.05%, 11/06/14	25,000	24,999,896
Total U.S. Government Sponsored Agency Obligations — 69.5%		168,135,060

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.01%, 11/06/14	16,284	16,283,986
0.00% - 0.15%, 11/13/14	41,079	41,078,854
0.05% - 0.25%, 11/20/14	7,389	7,388,916
0.06%, 11/28/14	6,000	5,999,771
0.02%, 1/29/15	2,000	1,999,903
Total U.S. Treasury Obligations — 30.0%		72,751,430
Total Investments (Cost — $240,886,490*) — 99.5%		240,886,490
Other Assets Less Liabilities — 0.5%		1,092,991

Net Assets — 100.0%		$241,979,481

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal	HDA	Housing Development Authority	PCRB	Pollution Control Revenue	SPEARS	Short Puttable Exempt
	Corp.	HFA	Housing Finance Agency		Bonds		Adjustable Receipts
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority	PUTTERS	Puttable Tax-Exempt Receipts	TAN	Tax Anticipation Notes
	(subject to)	IDRB	Industrial Development Revenue	RAN	Revenue Anticipation Notes	TECP	Tax-Exempt Commercial Paper
BAN	Bond Anticipation Notes		Bonds	RB	Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
CalSTRS	California State Teachers’	ISD	Independent School District	RIB	Residual Interest Bond	VRDN	Variable Rate Demand Notes
	Retirement System	LOC	Letter of Credit	ROC	Reset Option Certificates	VRDP	Variable Rate Demand Preferred
COP	Certificates of Participation	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase
GO	General Obligation Bonds				Agreement

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	11

Schedule of Investments (concluded)	Federal Trust Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$240,886,490	—	$240,886,490

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash of $1,088,411 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

12	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments October 31, 2014	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes: (a)
0.16%, 11/17/14	$173,000	$172,989,236
0.07%, 11/19/14	90,000	89,997,280
0.09%, 1/05/15	262,186	262,144,706
0.10%, 1/12/15	3,600	3,599,300
0.10%, 1/20/15	239,910	239,860,619
0.09%, 2/11/15	88,100	88,077,241
0.05%, 2/26/15	88,620	88,605,849
0.05%, 3/02/15	88,620	88,605,353
Fannie Mae Variable Rate Notes: (b)
0.12%, 2/27/15	97,500	97,492,208
0.12%, 8/05/15	89,000	88,986,371
Federal Farm Credit Bank Bonds:
0.25%, 1/30/15	7,500	7,502,615
0.16%, 2/05/15	44,000	43,999,735
Federal Farm Credit Bank Discount Notes: (a)
0.12%, 12/22/14	43,661	43,653,869
0.09%, 1/08/15	46,763	46,755,284
0.09%, 1/14/15	21,400	21,396,148
0.09%, 2/17/15	21,400	21,394,329
0.10%, 2/17/15	107,335	107,303,396
0.13%, 4/06/15	13,000	12,992,771
Federal Farm Credit Bank Variable Rate Notes: (b)
0.10%, 4/06/15	16,125	16,125,056
0.18%, 6/26/15	67,000	67,033,126
0.15%, 2/26/16	130,776	130,753,731
0.13%, 8/12/16	75,000	74,990,222
Federal Home Loan Bank Bonds:
0.08%, 1/02/15	55,920	55,917,508
0.11%, 1/07/15	43,010	43,010,601
0.09%, 1/14/15	190,225	190,218,552
0.09%, 1/20/15	120,610	120,606,880
0.13%, 1/23/15	14,845	14,843,783
0.13%, 2/03/15	29,335	29,332,246
0.17%, 2/12/15	55,000	55,001,171
0.09%, 2/27/15	48,820	48,823,237
0.13%, 4/02/15	142,000	141,976,326
0.11%, 4/09/15	92,810	92,801,220
0.07%, 4/17/15	43,415	43,411,379
0.20%, 8/18/15	48,635	48,639,875
0.20%, 8/24/15	43,300	43,304,428
0.20%, 8/25/15	137,000	137,014,095
0.21%, 8/28/15	108,195	108,190,581
0.19%, 9/01/15	133,375	133,354,930
0.21%, 10/09/15	41,910	41,899,109
Federal Home Loan Bank Discount Notes: (a)
0.08%, 11/14/14	22,035	22,034,461
0.09%, 1/07/15	40,800	40,793,370
0.05%, 1/09/15	217,790	217,769,733
0.09%, 1/23/15	17,256	17,252,506
0.09%, 1/26/15	66,954	66,939,940
0.11%, 2/06/15	50,000	49,986,146
0.10%, 2/11/15	39,000	38,989,167
0.11%, 2/13/15	2,425	2,424,244
0.11%, 2/18/15	1,500	1,499,510
0.11%, 2/23/15	8,550	8,547,207
0.13%, 3/25/15	86,300	86,255,747
0.08%, 4/17/15	59,900	59,877,350
0.14%, 9/21/15	100,000	99,874,778
Federal Home Loan Bank Variable Rate Notes: (b)
0.11%, 12/19/14	34,100	34,099,565
0.10%, 1/20/15	170,535	170,535,000
0.11%, 4/02/15	89,000	88,999,074
0.14%, 7/16/15	122,000	122,000,000
0.11%, 8/20/15	50,000	49,995,433
0.13%, 11/25/15	76,320	76,311,808
0.12%, 12/09/15	89,000	88,982,315

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes: (b) (concluded)
0.14%, 12/11/15	$91,000	$90,989,757
0.13%, 5/20/16	125,000	124,970,405
0.14%, 5/27/16	89,300	89,278,807
Freddie Mac Discount Notes: (a)
0.15%, 11/04/14	44,045	44,044,816
0.08%, 11/14/14	23,455	23,454,462
0.13%, 11/17/14	10,000	9,999,494
0.09%, 1/14/15	172,410	172,378,966
0.09%, 1/16/15	262,676	262,627,405
0.12%, 1/16/15	130,822	130,789,728
0.09%, 1/26/15	30,335	30,328,630
0.14%, 1/26/15	50,000	49,983,667
0.09%, 1/27/15	87,760	87,741,351
0.10%, 1/28/15	2,300	2,299,451
0.04%, 1/29/15	346,130	346,096,541
0.10%, 2/10/15	10,000	9,997,181
0.10%, 2/11/15	11,810	11,806,883
0.09%, 2/17/15	88,222	88,198,102
0.11%, 2/24/15	7,250	7,247,611
0.10%, 3/05/15	10,000	9,996,781
0.10%, 3/06/15	10,000	9,996,754
Freddie Mac Variable Rate Notes: (b)
0.13%, 10/16/15	53,900	53,900,000
0.14%, 11/25/15	135,000	135,000,000
0.12%, 2/18/16	179,720	179,684,554
Total U.S. Government Sponsored Agency Obligations — 55.0%		6,476,583,066

U.S. Treasury Obligations
U.S. Treasury Bills, 0.13%, 4/02/15 (a)	75,000	74,959,375
U.S. Treasury Notes:
0.25%, 1/31/15	71,318	71,337,336
0.08%, 10/31/16 (b)	42,510	42,510,186
Total U.S. Treasury Obligations — 1.6%		188,806,897

Repurchase Agreements
Barclays Capital, Inc., 0.08%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $100,000,667, collateralized by U.S. Treasury obligation, 1.50% due at 10/31/19, original par and fair value of $102,416,100 and $102,000,086, respectively)	100,000	100,000,000
Barclays Capital, Inc., 0.19%, 12/10/14 (Purchased on 9/10/14 to be repurchased at $100,048,028, collateralized by various U.S. government sponsored agency obligations, 3.00% to 9.44% due from 4/20/41 to 8/15/44, aggregate original par and fair value of $723,876,677 and $107,000,001, respectively)	100,000	100,000,000
Total Value of Barclays Capital, Inc. (collateral value of $209,000,087)		200,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	13

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp, 0.13%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $338,003,662, collateralized by various U.S. government sponsored agency obligations, 0.22% to 6.40% due from 7/15/19 to 8/25/44, aggregate original par and fair value of $2,390,905,585 and $354,577,505, respectively)	$338,000	$338,000,000
Total Value of BNP Paribas Securities Corp (collateral value of $354,577,505)		338,000,000
Citigroup Global Markets, Inc., 0.08%, 11/03/14 (c) (Purchased on 10/31/14 to be repurchased at $230,001,533, collateralized by various U.S. Treasury obligations, 0.00% to 8.50% due from 1/15/15 to 1/15/29, aggregate original par and fair value of $196,683,940 and $234,600,026, respectively)	230,000	230,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $234,600,026)		230,000,000
Credit Suisse Securities (USA) LLC, 0.33%, 11/03/14 (Purchased on 8/04/14 to be repurchased at $63,052,553, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 0.00% due from 2/15/15 to 5/15/40, aggregate original par and fair value of $122,926,978 and $64,261,701, respectively)	63,000	63,000,000
Credit Suisse Securities (USA) LLC, 0.33%, 12/02/14 (Purchased on 9/02/14 to be repurchased at $156,130,130, collateralized by various U.S. government sponsored agency obligations, 0.00% to 3.10% due from 5/15/15 to 5/04/37, aggregate original par and fair value of $161,691,000 and $159,120,626, respectively)	156,000	156,000,000
Credit Suisse Securities (USA) LLC, 0.33%, 12/09/14 (Purchased on 9/10/14 to be repurchased at $22,018,150, collateralized by U.S. Treasury obligation, 0.00% due at 2/15/40, original par and fair value of $48,705,000 and $22,441,316, respectively)	22,000	22,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $245,823,643)		241,000,000
Deutsche Bank Securities, Inc., 0.15%, 11/03/14 (c) (Purchased on 10/31/14 to be repurchased at $225,002,813, collateralized by various U.S. Treasury obligations, 0.00% to 8.75% due from 11/13/14 to 8/15/44, aggregate original par and fair value of $220,986,641 and $229,500,011, respectively)	225,000	225,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $229,500,011)		225,000,000

Repurchase Agreements	Par (000)	Value
Federal Reserve Bank of New York, 0.05%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $1,300,005,417, collateralized by U.S. Treasury obligation, 2.00% due at 11/15/21, original par and fair value of $1,288,972,100 and $1,300,005,421, respectively)	$1,300,000	$1,300,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $1,300,005,421)		1,300,000,000
Goldman Sachs & Co., 0.09%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $12,000,090, collateralized by various U.S. government sponsored agency obligations, 3.00% to 4.00% due from 3/01/27 to 8/01/44, aggregate original par and fair value of $12,396,808 and $12,360,000, respectively)	12,000	12,000,000
Goldman Sachs & Co., 0.14%, 11/04/14 (Purchased on 10/28/14 to be repurchased at $83,002,259, collateralized by various U.S. government sponsored agency obligations, 2.88% to 32.16% due from 6/15/41 to 10/01/44, aggregate original par and fair value of $258,727,393 and $88,267,005, respectively)	83,000	83,000,000
Total Value of Goldman Sachs & Co. (collateral value of $100,627,005)		95,000,000
HSBC Securities (USA), Inc., 0.08%, 11/03/14 (d) (Purchased on 1/27/14 to be repurchased at $310,140,556, collateralized by various U.S. Treasury obligations, 2.88% to 4.25% due from 5/15/20 to 5/15/43, aggregate original par and fair value of $279,811,500 and $316,200,964, respectively)	310,000	310,000,000
HSBC Securities (USA), Inc., 0.10%, 11/03/14 (d) (Purchased on 3/31/14 to be repurchased at $45,046,369, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 4.75% due from 8/15/15 to 8/15/44, aggregate original par and fair value of $52,751,725 and $45,900,434, respectively)	45,000	45,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $362,101,398)		355,000,000
JPMorgan Securities LLC, 0.19%, 11/03/14 (d) (Purchased on 5/15/13 to be repurchased at $310,878,592, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.50% due from 6/25/24 to 3/15/44, aggregate original par and fair value of $5,353,343,306 and $319,300,640, respectively)	310,000	310,000,000
Total Value of JPMorgan Securities LLC (collateral value of $319,300,640)		310,000,000

See Notes to Financial Statements.

14	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $28,816,288, collateralized by various U.S. government sponsored agency obligations, 3.50% due at 3/25/44, aggregate original par and fair value of $29,317,894 and $30,833,121, respectively)	$28,816	$28,816,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.10%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $500,004,167, collateralized by various U.S. Treasury obligations, 3.63% to 5.00% due from 5/15/37 to 2/15/44, aggregate original par and fair value of $400,576,600 and $510,000,074, respectively)	500,000	500,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $540,833,195)		528,816,000
PNC Bank N.A., 0.13%, 11/03/14 (e) (Purchased on 10/31/14 to be repurchased at $15,200,165, collateralized by U.S. government sponsored agency obligation, 4.00% due at 9/01/25, original par and fair value of $197,290,000 and $48,434,695, respectively)	15,200	15,200,000
Total Value of PNC Bank N.A. (collateral value of $48,434,695)		15,200,000
RBC Capital Markets LLC, 0.10%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $123,001,025, collateralized by various U.S. government sponsored agency obligations, 2.50% to 11.59% due from 12/15/31 to 9/15/44, aggregate original par and fair value of $1,735,001,466 and $131,652,440, respectively)	123,000	123,000,000
RBC Capital Markets LLC, 0.18%, 11/06/14 (Purchased on 10/30/14 to be repurchased at $200,007,000, collateralized by various U.S. government sponsored agency obligations, 0.00% to 12.03% due from 4/01/27 to 1/25/49, aggregate original par and fair value of $1,783,834,333 and $214,061,969, respectively)	200,000	200,000,000
Total Value of RBC Capital Markets LLC (collateral value of $345,714,409)		323,000,000

Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.08%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $308,083,054, collateralized by various U.S. Treasury obligations, 0.00% to 1.50% due from 1/15/15 to 7/15/20, aggregate original par and fair value of $295,420,795 and $314,242,631, respectively)	$308,081	$308,081,000
Total Value of SG Americas Securities LLC (collateral value of $314,242,631)		308,081,000
Wells Fargo Securities LLC, 0.10%, 11/03/14 (d) (Purchased on 8/14/14 to be repurchased at $400,090,000, collateralized by various U.S. government sponsored agency obligations, 2.50% to 6.00% due from 12/01/23 to 10/20/44, aggregate original par and fair value of $540,726,436 and $410,909,095, respectively)	400,000	400,000,000
Wells Fargo Securities LLC, 0.09%, 11/07/14 (Purchased on 10/31/14 to be repurchased at $250,004,375, collateralized by various U.S. government sponsored agency obligations, 2.82% to 4.00% due from 7/01/28 to 11/01/44, aggregate original par and fair value of $260,612,684 and $257,091,271, respectively)	250,000	250,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $668,000,366)		650,000,000
Total Repurchase Agreements — 43.4%		5,119,097,000
Total Investments (Cost — $11,784,486,963*) — 100.0%		11,784,486,963
Liabilities in Excess of Other Assets — (0.0)%		(3,563,778)

Net Assets — 100.0%		$11,780,923,185

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Traded in a joint account.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	15

Schedule of Investments (concluded)	FedFund

(e)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par held at October 31, 2013	Par Purchased	Par Sold	Par held at October 31, 2014	Income
PNC Bank N.A.	$12,000,000	$7,141,000,000	$7,137,800,000	$15,200,000	$17,378

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$11,784,486,963	—	$11,784,486,963

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, bank overdraft of $(3,186,006) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

16	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments October 31, 2014	TempCash
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 2.1%
Wells Fargo Bank N.A.:
0.24%, 6/12/15 (a)	$15,000	$15,000,000
0.26%, 9/08/15 (a)	20,000	20,000,000

		35,000,000
Yankee (b) — 30.5%
Bank of Montreal, Chicago:
0.24%, 4/06/15	10,000	10,000,000
0.23%, 6/03/15 (a)	17,000	17,000,000
0.24%, 7/06/15 (a)	10,000	10,000,370
Bank of Nova Scotia, Houston:
0.26%, 11/07/14 (a)	25,000	25,000,000
0.24%, 6/29/15 (a)	25,000	25,000,000
Canadian Imperial Bank of Commerce, New York:
0.22%, 2/09/15	25,000	25,000,000
0.22%, 7/09/15 (a)	10,000	10,000,000
Credit Industriel et Commercial, New York:
0.30%, 1/08/15	10,000	10,000,000
0.32%, 1/14/15	16,000	16,006,045
KBC Bank N.V., New York:
0.12%, 11/05/14	40,000	40,000,000
0.12%, 11/06/14	20,000	20,000,000
Mizuho Bank Ltd., New York:
0.23%, 1/21/15	40,000	40,000,000
0.21%, 2/13/15	25,000	25,000,000
National Australia Bank Ltd., New York, 0.22%, 7/10/15 (a)	25,000	25,000,000
National Bank of Canada, New York, 0.27%, 7/24/15 (a)	20,000	20,000,000
Nordea Bank Finland PLC, New York, 0.24%, 2/17/15	15,000	15,000,000
Rabobank Nederland N.V., New York:
0.24%, 11/14/14 (a)	15,000	15,000,000
0.35%, 1/12/15	34,000	34,000,000
Skandinaviska Enskilda Banken AB, New York, 0.25%, 4/09/15	15,000	15,000,000
Societe Generale, New York, 0.25%, 2/02/15	20,000	20,000,000
Sumitomo Mitsui Banking Corp., New York, 0.20%, 1/29/15	10,000	10,000,000
Sumitomo Mitsui Trust Bank Ltd., New York:
0.25%, 1/15/15	20,000	20,000,000
0.20%, 1/28/15	20,000	20,000,000
Toronto Dominion Bank, New York, 0.35%, 9/10/15	7,500	7,500,000
UBS A.G., Stamford, 0.24%, 1/05/15 (c)	25,000	25,000,000
Westpac Banking Corp., New York, 0.24%, 10/28/15 (a)	20,000	20,000,000

		519,506,415
Total Certificates of Deposit — 32.6%		554,506,415

Commercial Paper	Par (000)	Value
Antalis US Funding Corp., 0.23%, 11/07/14 (d)	$9,000	$8,995,666
Australia and New Zealand Banking Group Ltd., 0.23%, 6/02/15 (a)(e)	20,000	20,000,000
Bank of Nova Scotia, 0.25%, 2/10/15 (d)(e)	10,000	9,993,263
Barton Capital LLC, 0.20%, 1/09/15 (d)	10,000	9,996,278
BNP Paribas Finance, Inc., 0.27%, 12/18/14 (d)	10,000	9,996,625
Caisse Des Depots et Consignations, 0.22%, 2/13/15 (d)	20,000	19,987,533
Charta LLC, 0.25%, 2/13/15 (d)	40,000	39,971,667
CPPIB Capital, Inc., 0.30%, 2/09/15 (d)	15,000	14,987,750
CRC Funding LLC, 0.25%, 2/09/15 (d)	23,000	22,984,347
Credit Suisse, 0.30%, 11/25/14 (d)	20,000	19,996,394
Erste Abwicklungsanstalt, 0.20%, 4/20/15 (d)	25,000	24,976,667
HSBC Bank PLC, 0.23%, 7/08/15 (a)(e)	10,000	10,000,000
ING US Funding LLC, 0.24%, 1/16/15 (d)	25,000	24,987,667
Kells Funding LLC, 0.24%, 7/01/15 (a)(e)	35,000	35,000,000
Macquarie Bank Ltd.:
0.26%, 1/14/15 (d)	25,000	24,987,000
0.24%, 1/23/15 (d)	6,000	5,996,760
Matchpoint Master Trust:
0.27%, 12/17/14 (d)	15,000	14,995,050
0.29%, 12/30/14 (d)	25,000	24,988,521
Nederlandse Waterschapsbank N.V., 0.23%, 12/05/14 (a)(e)	25,000	25,000,032
Nieuw Amsterdam Receivables Corp., 0.23%, 1/21/15 (d)	20,000	19,989,906
Nordea Bank AB, 0.23%, 4/14/15 (d)	25,000	24,974,687
Skandinaviska Enskilda Banken AB, 0.25%, 4/09/15 (d)(e)	10,000	9,989,097
Sumitomo Mitsui Banking Corp.:
0.20%, 1/15/15 (d)(e)	20,000	19,991,889
0.25%, 4/09/15 (d)	20,000	19,978,194
Svenska Handelsbanken AB, 0.21%, 3/09/15 (d)(e)	20,000	19,985,300
Victory Receivables Corp.:
0.16%, 11/14/14 (d)	15,000	14,999,267
0.16%, 11/19/14 (d)	25,000	24,998,222
Westpac Banking Corp., 0.22%, 7/02/15 (a)(e)	10,000	9,999,662
Total Commercial Paper — 31.3%		532,747,444

Corporate Notes
MetLife Global Funding, Inc. I, 1.70%, 6/29/15 (e)	8,000	8,070,862
Wells Fargo Bank N.A., 0.51%, 7/20/15 (a)	9,150	9,165,993
Westpac Banking Corp., 1.23%, 3/19/15 (e)	15,000	15,058,088
Total Corporate Notes — 1.9%		32,294,943

Municipal Bonds
Jets Stadium Development LLC Series 2007A-4C VRDN, 0.10%, 11/07/14 (c)	25,300	25,300,000
University of California RB Series 2011Z-1 VRDN, 0.09%, 11/07/14 (c)	17,000	17,000,000
Total Municipal Bonds — 2.5%		42,300,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	17

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Closed-End Investment Companies (c)(e)	Par (000)	Value
California — 0.3%
Nuveen California Dividend Advantage Municipal Fund Series 2014-6 VRDP (Citibank N.A. Liquidity Facility), 0.11%, 11/07/14	$5,000	$5,000,000
Multi-State — 0.4%
Nuveen AMT-Free Municipal Income Fund Series 2013-2-1309 VRDP (Citibank N.A. Liquidity Facility), 0.12%, 11/07/14	6,900	6,900,000
New York — 0.5%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-1 VRDP (Citibank N.A. Liquidity Facility), 0.10%, 11/07/14	8,700	8,700,000
Total Closed-End Investment Companies — 1.2%		20,600,000

Time Deposits
The Bank of New York Mellon Corp., 0.04%, 11/03/14	30,000	30,000,000
Natixis, 0.05%, 11/03/14	23,000	23,000,000
Skandinaviska Enskilda Banken AB, 0.05%, 11/03/14	45,000	45,000,000
Total Time Deposits — 5.7%		98,000,000

U.S. Treasury Obligations — 1.5%
U.S. Treasury Bills, 0.11%, 9/17/15	25,000	24,976,150

Repurchase Agreements
Barclays Capital, Inc., 0.30%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $70,001,750, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.50% due from 3/01/17 to 4/01/57, aggregate original par and fair value of $63,402,771 and $74,900,000, respectively)	70,000	70,000,000
Total Value of Barclays Capital, Inc. (collateral value of $74,900,000)		70,000,000
Citigroup Global Markets, Inc., 0.08%, 11/03/14 (f) (Purchased on 10/31/14 to be repurchased at $25,000,167, collateralized by various U.S. Treasury obligations, 0.00% to 8.50% due from 1/15/15 to 1/15/29, aggregate original par and fair value of $21,378,690 and $25,500,006, respectively)	25,000	25,000,000
Citigroup Global Markets, Inc., 0.61%, 12/05/14 (c) (Purchased on 12/23/11 to be repurchased at $39,524,570, collateralized by various corporate/debt, U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 5.84% due from 11/15/15 to 10/15/57, aggregate original par and fair value of $181,293,347 and $43,360,558, respectively)	38,500	38,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $68,860,564)		63,500,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.40%, 11/03/14 (c) (Purchased on 10/01/14 to be repurchased at $16,610,909, collateralized by various corporate/debt obligations, 1.04% to 4.78% due from 9/27/36 to 9/26/37, aggregate original par and fair value of $54,676,000 and $19,920,582, respectively)	$16,600	$16,600,000
Credit Suisse Securities (USA) LLC, 0.50%, 12/05/14 (c) (Purchased on 10/11/13 to be repurchased at $10,203,333, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 4.60% to 6.45% due from 10/15/39 to 7/15/42, aggregate original par and fair value of $214,805,000 and $11,100,256, respectively)	10,000	10,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $31,020,838)		26,600,000
Deutsche Bank Securities, Inc., 0.15%, 11/03/14 (f) (Purchased on 10/31/14 to be repurchased at $25,000,313, collateralized by various U.S. Treasury obligations, 0.00% to 8.75% due from 11/13/14 to 8/15/44, aggregate original par and fair value of $24,554,073 and $25,500,005, respectively)	25,000	25,000,000
Deutsche Bank Securities, Inc., 0.38%, 11/07/14 (c) (Purchased on 6/27/14 to be repurchased at $23,032,289, collateralized by various corporate/debt obligations, 6.63% to 6.75% due from 6/01/19 to 5/15/22, aggregate original par and fair value of $28,218,215 and $27,600,001, respectively)	23,000	23,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $53,100,006)		48,000,000
JPMorgan Securities LLC, 0.13%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $45,000,488, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.23% to 10.38% due from 3/15/17 to 2/12/51, aggregate original par and fair value of $66,698,459 and $52,074,918, respectively)	45,000	45,000,000
JPMorgan Securities LLC, 0.52%, 12/05/14 (c) (Purchased on 9/22/14 to be repurchased at $5,005,344, collateralized by various corporate/debt obligations, 0.27% to 7.62% due from 4/19/26 to 9/25/58, aggregate original par and fair value of $20,106,193 and $6,251,159, respectively)	5,000	5,000,000
JPMorgan Securities LLC, 0.48%, 1/30/15 (c) (Purchased on 5/23/14 to be repurchased at $10,033,600, collateralized by various corporate/debt obligations, 0.73% to 8.25% due from 1/12/15 to 2/01/41, aggregate original par and fair value of $9,535,727 and $10,503,049, respectively)	10,000	10,000,000

See Notes to Financial Statements.

18	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.61%, 1/30/15 (c) (Purchased on 9/22/14 to be repurchased at $5,011,014, collateralized by various corporate/debt obligations, 0.27% to 7.62% due from 4/19/26 to 9/25/58, aggregate original par and fair value of $20,106,193 and $6,251,159, respectively)	$5,000	$5,000,000
Total Value of JPMorgan Securities LLC (collateral value of $75,080,285)		65,000,000
RBC Capital Markets LLC, 0.12%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $25,000,250, collateralized by various corporate/debt obligations, 0.00% to 6.75% due from 12/04/15 to 7/15/44, aggregate original par and fair value of $32,591,773 and $26,250,000, respectively)	25,000	25,000,000
RBC Capital Markets LLC, 0.13%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $40,000,433, collateralized by various corporate/debt obligations, 0.00% to 0.20% due from 11/06/14 to 7/17/15, aggregate original par and fair value of $42,028,148 and $42,000,001, respectively)	40,000	40,000,000
RBC Capital Markets LLC, 0.13%, 11/03/14 (c) (Purchased on 3/28/14 to be repurchased at $5,003,972, collateralized by various corporate/debt obligations, 0.00% due at 12/02/14, aggregate original par and fair value of $5,250,711 and $5,250,000, respectively)	5,000	5,000,000
Total Value of RBC Capital Markets LLC (collateral value of $73,500,001)		70,000,000

Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.29%, 11/03/14 (c) (Purchased on 12/17/13 to be repurchased at $3,719,593, collateralized by various corporate/debt obligations, 2.10% to 9.25% due from 4/14/15 to 12/31/49, aggregate original par and fair value of $3,724,260 and $4,249,057, respectively)	$3,710	$3,710,000
Total Value of SG Americas Securities LLC (collateral value of $4,249,057)		3,710,000
UBS Securities LLC, 0.23%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $45,000,863, collateralized by various corporate/debt obligations, 0.00% to 12.63% due from 7/15/16 to 1/01/28, aggregate original par and fair value of $58,335,348 and $53,017,298, respectively)	45,000	45,000,000
Total Value of UBS Securities LLC (collateral value of $53,017,298)		45,000,000
Wells Fargo Securities LLC, 0.25%, 11/03/14 (c) (Purchased on 8/05/14 to be repurchased at $5,003,125, collateralized by various corporate/debt obligations, 0.69% due at 12/25/34, aggregate original par and fair value of $215,177,116 and $5,350,000, respectively)	5,000	5,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $5,350,000)		5,000,000
Total Repurchase Agreements — 23.3%		396,810,000
Total Investments (Cost — $1,702,234,952*) — 100.0%		1,702,234,952
Other Assets Less Liabilities — 0.0%		394,072

Net Assets — 100.0%		$1,702,629,024

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Traded in a joint account.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	19

Schedule of Investments (concluded)	TempCash

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,702,234,952	—	$1,702,234,952

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash of $379,567 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

20	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments October 31, 2014	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 1.8%
Wells Fargo Bank N.A.:
0.21%, 11/07/14	$63,000	$63,000,000
0.22%, 11/26/14 (a)	64,500	64,500,000
0.24%, 6/12/15 (a)	230,000	230,000,000
0.24%, 7/01/15 (a)	190,000	190,000,000
0.24%, 7/10/15 (a)	150,000	150,000,000
0.26%, 9/08/15 (a)	250,000	250,000,000

		947,500,000
Yankee (b) — 33.2%
Bank of Montreal, Chicago:
0.16%, 11/19/14	500,000	500,000,000
0.20%, 1/05/15	130,000	130,000,000
0.18%, 2/09/15	50,000	50,000,000
0.18%, 2/10/15	150,000	150,000,000
0.23%, 3/04/15	220,000	220,000,000
0.24%, 4/06/15	230,000	230,000,000
0.23%, 6/03/15 (a)	20,000	20,000,000
0.23%, 7/17/15 (a)	97,000	97,000,000
Bank of Nova Scotia, Houston:
0.26%, 11/06/14 (a)	231,000	231,000,000
0.26%, 11/07/14 (a)	201,000	201,000,000
0.23%, 5/08/15 (a)	330,000	330,000,000
0.24%, 6/29/15 (a)	250,000	250,000,000
Bank of Nova Scotia, Houston, 0.24%, 1/28/15	345,000	345,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.21%, 11/25/14 (a)	300,000	300,000,000
0.24%, 12/16/14	125,000	125,000,000
0.20%, 1/12/15	117,000	117,000,000
Canadian Imperial Bank of Commerce, New York, 0.22%, 7/09/15 (a)	400,000	400,000,000
Credit Agricole CIB, New York:
0.26%, 11/03/14	125,000	125,000,000
0.24%, 12/22/14	300,000	300,000,000
Credit Industriel et Commercial, New York:
0.32%, 11/03/14	112,000	112,000,000
0.32%, 11/17/14	70,000	70,000,000
0.30%, 1/08/15	189,000	189,000,000
0.51%, 1/14/15	72,000	72,028,643
0.30%, 1/15/15	62,000	62,000,000
0.30%, 4/08/15	270,000	270,000,000
DnB Bank ASA, New York:
0.09%, 11/03/14	273,000	273,000,000
0.09%, 11/04/14	700,000	700,000,000
KBC Bank N.V., New York:
0.12%, 11/05/14	447,000	447,000,000
0.12%, 11/06/14	460,000	460,000,000
Mitsubishi UFJ Trust and Banking Corp., New York, 0.26%, 2/05/15	350,000	350,000,000
Mizuho Bank Ltd., New York:
0.21%, 11/26/14	71,000	71,000,000
0.23%, 1/20/15	300,000	300,000,000
0.22%, 2/02/15	245,000	245,000,000
0.20%, 2/06/15	100,000	100,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
National Australia Bank Ltd., New York, 0.22%, 7/10/15 (a)	$435,000	$435,000,000
National Bank of Canada, New York:
0.26%, 12/19/14	159,300	159,300,000
0.27%, 7/24/15 (a)	220,000	220,000,000
Natixis, New York, 0.25%, 2/03/15	300,000	300,000,000
Nordea Bank Finland PLC, New York, 0.24%, 2/17/15	291,250	291,249,951
Norinchukin Bank, New York:
0.13%, 11/06/14	150,000	150,000,000
0.19%, 1/08/15	375,000	375,000,000
0.20%, 1/21/15	500,000	500,000,000
0.20%, 1/23/15	400,000	400,000,000
Oversea-Chinese Banking Corp. Ltd., New York:
0.23%, 1/27/15	125,000	125,000,000
0.23%, 2/27/15	116,000	116,000,000
0.22%, 4/06/15	121,000	121,000,000
0.22%, 4/08/15	61,000	60,998,680
Rabobank Nederland N.V., New York:
0.24%, 11/14/14 (a)	65,000	65,000,000
0.35%, 1/12/15	199,000	199,000,000
0.20%, 3/18/15	184,000	184,000,000
0.25%, 7/17/15 (a)	139,000	139,000,000
0.28%, 9/16/15 (a)	199,000	199,000,000
Royal Bank of Canada, New York:
0.26%, 12/05/14 (a)	80,000	80,000,000
0.26%, 12/11/14 (a)	35,000	35,000,000
0.24%, 9/03/15 (a)	247,000	247,000,000
0.25%, 9/10/15 (a)	115,000	115,000,000
Skandinaviska Enskilda Banken, New York, 0.23%, 1/13/15	225,000	225,000,000
Societe Generale, New York, 0.25%, 2/02/15	292,500	292,500,000
State Street Bank & Trust Co.:
0.20%, 11/20/14	400,000	400,000,000
0.22%, 2/09/15	365,000	365,000,000
Sumitomo Mitsui Banking Corp., New York:
0.20%, 1/29/15	215,000	215,000,000
0.24%, 1/30/15	325,000	325,000,000
0.25%, 2/13/15	300,000	300,000,000
Sumitomo Mitsui Trust Bank Ltd., New York:
0.22%, 11/07/14	390,000	390,000,000
0.22%, 12/02/14	200,000	200,000,000
0.25%, 1/15/15	30,000	30,000,000
0.22%, 1/16/15	25,000	25,000,000
0.20%, 1/28/15	288,000	288,000,000
Toronto Dominion Bank, New York:
0.25%, 11/06/14	157,000	157,000,000
0.24%, 1/26/15	150,000	150,000,000
0.24%, 4/16/15	350,000	350,000,000
0.25%, 9/04/15 (a)	250,000	250,000,000
0.35%, 9/10/15	230,000	230,000,000
0.24%, 10/06/15 (a)	200,000	200,000,000
UBS A.G., Stamford, 0.24%, 1/15/15 (c)	350,000	350,000,000
Westpac Banking Corp., New York:
0.24%, 8/26/15 (a)	96,000	96,000,000
0.24%, 10/28/15 (a)	180,000	180,000,000

		17,377,077,274
Total Certificates of Deposit — 35.0%		18,324,577,274

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	21

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Alpine Securitization Corp., 0.30%, 2/12/15 (a)	$185,000	$185,000,000
Antalis US Funding Corp., 0.23%, 11/07/14 (d)	206,500	206,365,468
ANZ New Zealand International Ltd.:
0.24%, 4/15/15 (a)	122,000	122,000,000
0.24%, 6/04/15 (a)	116,500	116,500,000
ASB Finance Ltd., London, 0.22%, 3/25/15 (a)(e)	100,000	99,998,024
Australia and New Zealand Banking Group Ltd.:
0.22%, 11/26/14 (a)	200,000	200,000,000
0.23%, 6/02/15 (a)(e)	105,000	105,000,000
Bank Nederlandse Gemeenten:
0.22%, 12/01/14 (d)	100,000	99,983,278
0.21%, 2/13/15 (d)(e)	175,765	175,660,420
Bank of Nova Scotia, 0.25%, 2/10/15 (d)(e)	242,500	242,336,616
Barclays Bank PLC, US Collateralized Commercial Paper Notes, Series 2011-1, 0.65%, 12/10/14 (a)(e)	410,000	410,000,000
Bedford Row Funding Corp.:
0.30%, 5/14/15 (d)	75,000	74,880,000
0.31%, 7/10/15 (d)(e)	57,000	56,877,783
0.35%, 8/07/15 (d)	120,000	119,676,833
BNP Paribas Finance, Inc., 0.27%, 12/18/14 (d)	250,000	249,915,625
Cafco LLC:
0.25%, 2/02/15 (d)	170,000	169,892,569
0.25%, 2/09/15 (d)	90,000	89,938,750
Caisse Des Depots et Consignations:
0.21%, 1/12/15 (d)	300,000	299,880,417
0.22%, 2/03/15 (d)	23,000	22,987,069
Charta LLC:
0.25%, 2/02/15 (d)	58,000	57,963,347
0.25%, 2/09/15 (d)	50,000	49,965,972
0.25%, 2/13/15 (d)	60,000	59,957,500
Ciesco LLC:
0.24%, 12/22/14 (d)	27,948	27,938,870
0.25%, 2/09/15 (d)	75,000	74,948,958
Collateralized Commercial Paper Co. LLC, 0.20%, 2/02/15 (d)	150,000	149,924,167
Commonwealth Bank of Australia:
0.22%, 11/17/14 (a)	55,000	55,000,000
0.24%, 11/20/14 (a)	108,000	108,000,000
0.23%, 4/23/15 (a)	50,000	50,000,155
0.23%, 5/11/15 (a)(e)	125,000	125,000,000
0.24%, 5/15/15 (a)	180,000	180,000,000
0.24%, 6/01/15 (a)(d)	200,000	200,000,000
0.24%, 6/09/15 (a)(e)	90,000	90,000,000
0.24%, 8/14/15 (a)(e)	130,000	130,000,000
0.24%, 10/21/15 (a)(e)	158,500	158,500,000
CPPIB Capital, Inc.:
0.30%, 2/09/15 (d)	18,700	18,684,728
0.30%, 2/10/15 (d)	250,000	249,793,750
CRC Funding LLC, 0.25%, 2/09/15 (d)	105,000	104,928,542
DBS Bank Ltd.:
0.23%, 1/13/15 (d)(e)	62,000	61,971,876
0.23%, 1/28/15 (d)	85,000	84,953,297
0.23%, 2/27/15 (d)(e)	35,000	34,974,061
0.23%, 3/02/15 (d)	62,000	61,952,863
0.23%, 3/03/15 (d)	149,000	148,885,767
0.23%, 3/04/15 (d)	62,000	61,952,071
0.23%, 3/16/15 (d)	62,000	61,947,317
0.23%, 3/20/15 (d)	61,000	60,946,608
0.23%, 3/23/15 (d)	62,000	61,944,544
0.23%, 3/24/15 (d)	185,000	184,833,346
0.23%, 3/26/15 (d)	66,000	65,939,702

Commercial Paper	Par (000)	Value
Erste Abwicklungsanstalt:
0.18%, 11/24/14 (d)	$250,000	$249,973,750
0.18%, 11/25/14 (d)	100,000	99,989,000
0.20%, 4/20/15 (d)	175,000	174,836,667
General Electric Capital Corp., 0.21%, 2/10/15 (d)	40,000	39,976,900
HSBC Bank PLC:
0.23%, 7/08/15 (a)(e)	140,000	140,000,000
0.23%, 8/06/15 (a)	50,000	50,000,000
ING US Funding LLC:
0.23%, 11/03/14 (d)	26,190	26,190,000
0.20%, 11/19/14 (d)	395,000	394,964,889
JPMorgan Securities LLC:
0.20%, 2/02/15 (d)	106,000	105,946,411
0.25%, 2/18/15 (d)	160,000	159,881,111
Kells Funding LLC:
0.27%, 11/03/14 (d)	120,000	120,000,000
0.23%, 11/21/14 (a)(e)	150,000	150,000,000
0.24%, 1/07/15 (a)(e)	66,000	66,000,000
0.24%, 7/01/15 (a)(e)	15,000	15,000,000
0.23%, 8/25/15 (a)(e)	50,000	49,995,710
0.23%, 9/23/15 (a)(e)	60,000	59,995,665
0.23%, 9/24/15 (a)(e)	61,000	60,958,650
0.23%, 9/25/15 (a)(e)	111,000	110,989,991
0.25%, 10/09/15 (a)(e)	90,000	89,990,511
Lloyds Bank PLC, 0.10%, 11/05/14 (d)	1,200,000	1,199,993,333
Macquarie Bank Ltd., 0.24%, 1/23/15 (d)	64,000	63,965,440
Matchpoint Master Trust, 0.27%, 12/17/14 (d)	35,000	34,988,450
Mizuho Funding LLC:
0.19%, 1/06/15 (d)(e)	200,000	199,932,444
0.22%, 1/06/15 (d)(e)	33,000	32,987,093
0.20%, 2/03/15 (d)(e)	245,000	244,874,778
National Australia Bank Ltd., 0.25%, 8/27/15 (a)	154,000	154,000,000
Nederlandse Waterschapsbank N.V.:
0.23%, 12/05/14 (a)	73,000	73,000,000
0.24%, 12/23/14 (a)	21,000	21,000,316
0.24%, 10/01/15 (a)	138,000	138,000,000
Nieuw Amsterdam Receivables Corp.:
0.20%, 11/24/14 (d)	140,322	140,305,629
0.23%, 1/22/15 (d)	85,000	84,956,556
0.24%, 1/23/15 (d)	102,000	101,944,920
Nordea Bank AB:
0.22%, 3/13/15 (d)(e)	211,500	211,331,975
0.23%, 3/25/15 (d)	300,000	299,733,750
0.23%, 4/01/15 (d)	100,000	99,906,875
0.23%, 4/14/15 (d)	250,300	250,046,571
Old Line Funding LLC:
0.22%, 1/16/15 (d)	75,000	74,966,083
0.22%, 4/20/15 (d)	70,000	69,928,133
0.22%, 4/27/15 (d)	50,000	49,946,528
0.22%, 4/29/15 (d)(e)	94,000	93,898,323
Oversea-Chinese Banking Corp. Ltd., 0.24%, 2/17/15 (d)	128,000	127,909,547
Skandinaviska Enskilda Banken AB, 0.25%, 4/09/15 (d)(e)	60,000	59,934,583
Sumitomo Mitsui Banking Corp.:
0.20%, 1/14/15 (d)	188,000	187,924,800
0.20%, 1/15/15 (d)(e)	140,000	139,943,222
0.25%, 4/08/15 (d)	150,000	149,837,500
Sumitomo Trust & Banking Co. Ltd., 0.21%, 12/09/14 (d)	124,000	123,973,960

See Notes to Financial Statements.

22	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Svenska Handelsbanken AB:
0.21%, 1/16/15 (d)(e)	$300,000	$299,870,500
0.21%, 2/23/15 (d)(e)	200,000	199,872,444
0.21%, 3/09/15 (d)(e)	180,000	179,867,700
0.23%, 3/23/15 (d)	300,000	299,737,500
Thunder Bay Funding LLC, 0.22%, 1/16/15 (d)	46,157	46,136,127
United Overseas Bank Ltd.:
0.23%, 1/02/15 (d)(e)	60,000	59,977,500
0.23%, 1/06/15 (d)	125,000	124,950,000
0.23%, 1/20/15 (d)(e)	60,000	59,970,100
0.23%, 2/02/15 (d)	198,900	198,784,362
0.23%, 2/05/15 (d)(e)	120,000	119,927,933
0.23%, 2/06/15 (d)(e)	60,000	59,963,583
0.23%, 2/10/15 (d)	125,000	124,920,938
0.25%, 3/17/15 (d)	40,000	39,963,522
Victory Receivables Corp., 0.18%, 1/21/15 (d)	140,000	139,944,700
Westpac Banking Corp.:
0.30%, 1/02/15 (d)	378,000	377,811,000
0.22%, 7/02/15 (a)(e)	350,000	349,988,186
0.24%, 9/17/15 (a)(e)	250,000	249,988,958
Total Commercial Paper — 29.4%		15,353,395,410

Corporate Notes
Svenska Handelsbanken AB, 0.28%, 4/15/15 (a)(e)	362,100	362,100,000
Westpac Banking Corp., 1.23%, 3/19/15 (e)	160,000	160,619,606
Total Corporate Notes — 1.0%		522,719,606

Municipal Bonds
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.05%, 11/07/14 (c)	39,280	39,280,000
Illinois GO Series 2003B-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 11/07/14 (c)	48,000	48,000,000
Illinois GO Series 2003B-4 VRDN (State Street Bank & Trust Co. LOC), 0.04%, 11/07/14 (c)	17,000	17,000,000
Illinois GO Series 2003B-6 VRDN (Northern Trust LOC), 0.05%, 11/07/14 (c)	18,000	18,000,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.05%, 11/07/14 (c)	78,100	78,100,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 11/07/14 (c)	12,900	12,900,000
Total Municipal Bonds — 0.4%		213,280,000

Time Deposits
Bank of Montreal, 0.07%, 11/03/14	275,000	275,000,000
The Bank of New York Mellon Corp., 0.04%, 11/03/14	300,000	300,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.05%, 11/03/14	800,000	800,000,000
Barclays Bank PLC, 0.09%, 11/03/14	500,000	500,000,000
Credit Agricole Corporate & Invest, 0.09%, 11/03/14	1,500,000	1,500,000,000
DnB Bank ASA, 0.05%, 11/03/14	1,000,000	1,000,000,000

Time Deposits	Par (000)	Value
ING Bank N.V., 0.10%, 11/05/14	$845,000	$845,000,000
KBC Bank N.V., 0.06%, 11/03/14	550,000	550,000,000
Lloyds Bank PLC, 0.05%, 11/03/14	900,000	900,000,000
Natixis, 0.05%, 11/03/14	1,664,000	1,664,000,000
Nordea Bank AB, 0.05%, 11/03/14	1,000,000	1,000,000,000
Skandinaviska Enskilda Banken AB, 0.05%, 11/03/14	1,580,000	1,580,000,000
Swedbank AB, 0.05%, 11/03/14	2,000,000	2,000,000,000
Total Time Deposits — 24.7%		12,914,000,000

U.S. Government Sponsored Agency Obligations — 0.0%
Fannie Mae Variable Rate Notes, 0.12%, 2/27/15 (a)	500	499,960

Repurchase Agreements
Barclays Capital, Inc., 0.30%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $30,000,750, collateralized by various Municipal Government obligations, 0.00% to 7.63% due from 8/01/18 to 10/01/51, aggregate original par and fair value of $29,057,401 and $32,100,000, respectively)	30,000	30,000,000
Total Value of Barclays Capital, Inc. (collateral value of $32,100,000)		30,000,000
Citigroup Global Markets, Inc., 0.08%, 11/03/14 (f) (Purchased on 10/31/14 to be repurchased at $94,000,627, collateralized by various U.S. Treasury obligations, 0.00% to 8.50% due from 1/15/15 to 1/15/29, aggregate original par and fair value of $80,383,871 and $95,880,007, respectively)	94,000	94,000,000
Citigroup Global Markets, Inc., 0.61%, 12/05/14 (c) (Purchased on 9/04/14 to be repurchased at $169,775,080, collateralized by various corporate/debt and U.S. Treasury obligations, 0.00% to 7.30% due from 12/25/18 to 6/12/50, aggregate original par and fair value of $994,731,882 and $183,435,566, respectively)	169,500	169,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $279,315,573)		263,500,000
Credit Suisse Securities (USA) LLC, 0.40%, 11/03/14 (c) (Purchased on 10/06/14 to be repurchased at $734,796,913, collateralized by various corporate/debt obligations, 0.00% to 8.21% due from 6/25/18 to 12/25/59, aggregate original par and fair value of $1,379,430,371 and $881,282,510, respectively)	734,400	734,400,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	23

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.50%, 12/05/14 (c) (Purchased on 10/11/13 to be repurchased at $353,083,056, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 1009.00% due from 5/25/17 to 10/25/44, aggregate original par and fair value of $838,224,965 and $374,501,286, respectively)	$350,000	$350,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $1,255,783,796)		1,084,400,000
Deutsche Bank Securities, Inc., 0.15%, 11/03/14 (f) (Purchased on 10/31/14 to be repurchased at $120,001,500, collateralized by various U.S. Treasury obligations, 0.00% to 8.75% due from 11/13/14 to 8/15/44, aggregate original par and fair value of $117,859,541 and $122,400,006, respectively)	120,000	120,000,000
Deutsche Bank Securities, Inc., 0.38%, 11/07/14 (c) (Purchased on 6/27/14 to be repurchased at $576,808,640, collateralized by various corporate/debt obligations, 0.00% to 14.00% due from 11/21/14 to 1/15/87, aggregate original par and fair value of $825,742,123 and $687,366,278, respectively)	576,000	576,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $809,766,284)		696,000,000
JPMorgan Securities LLC, 0.13%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $210,002,275, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 14.01% due from 11/17/14 to 2/12/51, aggregate original par and fair value of $1,050,565,786 and $257,980,686, respectively)	210,000	210,000,000
JPMorgan Securities LLC, 0.34%, 11/03/14 (Purchased on 8/05/14 to be repurchased at $200,170,000, collateralized by various corporate/debt obligations, 0.49% to 8.00% due from 11/05/14 to 6/15/67, aggregate original par and fair value of $201,823,698 and $210,000,007, respectively)	200,000	200,000,000
JPMorgan Securities LLC, 0.52%, 12/05/14 (c) (Purchased on 9/22/14 to be repurchased at $50,053,444, collateralized by various corporate/debt obligations, 0.22% to 7.62% due from 3/14/22 to 9/25/58, aggregate original par and fair value of $192,182,764 and $62,500,620, respectively)	50,000	50,000,000
JPMorgan Securities LLC, 0.54%, 1/06/15 (Purchased on 9/22/14 to be repurchased at $100,159,000, collateralized by various corporate/debt obligations, 0.00% to 7.38% due from 5/26/15 to 9/25/58, aggregate original par and fair value of $322,353,596 and $125,000,571, respectively)	100,000	100,000,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.48%, 1/30/15 (c) (Purchased on 5/23/14 to be repurchased at $210,705,600, collateralized by various corporate/debt obligations, 0.00% to 10.50% due from 12/15/14 to 3/15/72, aggregate original par and fair value of $218,703,809 and $220,878,658, respectively)	$210,000	$210,000,000
JPMorgan Securities LLC, 0.48%, 1/30/15 (c) (Purchased on 7/15/14 to be repurchased at $223,591,693, collateralized by various corporate/debt obligations, 0.39% to 8.70% due from 1/09/15 to 12/10/49, aggregate original par and fair value of $270,308,596 and $235,757,369, respectively)	223,000	223,000,000
JPMorgan Securities LLC, 0.61%, 1/30/15 (c) (Purchased on 9/22/14 to be repurchased at $50,110,139, collateralized by various corporate/debt obligations, 0.22% to 9.19% due from 7/02/20 to 9/25/58, aggregate original par and fair value of $416,819,073 and $62,503,224, respectively)	50,000	50,000,000
Total Value of JPMorgan Securities LLC (collateral value of $1,174,621,135)		1,043,000,000
PNC Bank N.A., 0.13%, 11/03/14 (g) (Purchased on 10/31/14 to be repurchased at $44,500,482, collateralized by Fannie Mae Bond, 2.00% due at 5/01/28, original par and fair value of $78,420,000 and $67,859,773, respectively)	44,500	44,500,000
Total Value of PNC Bank N.A. (collateral value of $67,859,773)		44,500,000
RBC Capital Markets LLC, 0.13%, 11/03/14 (c) (Purchased on 10/31/14 to be repurchased at $10,000,108, collateralized by various U.S. government sponsored agency obligations, 0.38% to 2.81% due from 12/29/14 to 11/15/27, aggregate original par and fair value of $10,220,615 and $10,202,779, respectively)	10,000	10,000,000
RBC Capital Markets LLC, 0.12%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $200,002,000, collateralized by various corporate/debt obligations, 0.00% to 10.00% due from 2/27/15 to 9/30/44, aggregate original par and fair value of $200,548,120 and $210,000,001, respectively)	200,000	200,000,000
RBC Capital Markets LLC, 0.13%, 11/03/14 (c) (Purchased on 3/28/14 to be repurchased at $80,063,556, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.38% due from 11/25/14 to 4/18/33, aggregate original par and fair value of $80,956,138 and $81,600,913, respectively)	80,000	80,000,000

See Notes to Financial Statements.

24	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.13%, 11/03/14 (c) (Purchased on 7/31/14 to be repurchased at $75,035,461, collateralized by various corporate/debt obligations, 0.00% to 10.20% due from 9/15/15 to 12/31/49, aggregate original par and fair value of $73,151,092 and $78,750,000, respectively)	$75,000	$75,000,000
Total Value of RBC Capital Markets LLC (collateral value of $380,553,693)		365,000,000
SG Americas Securities LLC, 0.29%, 11/03/14 (c) (Purchased on 1/10/14 to be repurchased at $60,896,974, collateralized by various corporate/debt obligations, 0.62% to 9.80% due from 12/15/14 to 12/31/49, aggregate original par and fair value of $57,257,453 and $64,719,537, respectively)	60,740	60,740,000
SG Americas Securities LLC, 0.31%, 11/03/14 (c) (Purchased on 2/07/14 to be repurchased at $136,315,029, collateralized by various corporate/debt obligations, 0.62% to 12.00% due from 1/15/15 to 3/30/67, aggregate original par and fair value of $146,217,369 and $156,416,651, respectively)	136,000	136,000,000
Total Value of SG Americas Securities LLC (collateral value of $221,136,188)		196,740,000
UBS Securities LLC, 0.23%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $255,004,888, collateralized by various corporate/debt obligations, 0.00% to 12.63% due from 5/15/15 to 8/01/39, aggregate original par and fair value of $337,239,187 and $298,868,589, respectively)	255,000	255,000,000
Total Value of UBS Securities LLC (collateral value of $298,868,589)		255,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.25%, 11/03/14 (c) (Purchased on 10/29/14 to be repurchased at $150,093,160, collateralized by various corporate/debt obligations, 0.15% to 5.30% due from 3/25/16 to 4/25/44, aggregate original par and fair value of $239,885,202 and $160,500,000, respectively)	$150,000	$150,000,000
Wells Fargo Securities LLC, 0.40%, 11/05/14 (Purchased on 8/07/14 to be repurchased at $140,140,000, collateralized by various corporate/debt obligations, 0.01% to 10.75% due from 11/03/14 to 10/01/96, aggregate original par and fair value of $134,658,795 and $147,000,000, respectively)	140,000	140,000,000
Wells Fargo Securities LLC, 0.48%, 12/15/14 (Purchased on 10/07/14 to be repurchased at $100,119,440, collateralized by various corporate/debt obligations, 2.00% to 10.00% due from 11/03/14 to 9/01/66, aggregate original par and fair value of $109,233,822 and $114,840,001, respectively)	100,000	100,000,000
Wells Fargo Securities LLC, 0.46%, 1/15/15 (Purchased on 10/15/14 to be repurchased at $120,421,396, collateralized by various corporate/debt obligations, 0.75% to 10.50% due from 12/15/14 to 1/15/87, aggregate original par and fair value of $118,705,263 and $126,294,001, respectively)	120,280	120,280,000
Total Value of Wells Fargo Securities LLC (collateral value of $548,634,002)		510,280,000
Total Repurchase Agreements — 8.6%		4,488,420,000
Total Investments (Cost — $51,816,892,250*) — 99.1%		51,816,892,250
Other Assets Less Liabilities — 0.9%		475,412,951

Net Assets — 100.0%		$52,292,305,201

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Traded in a joint account.

(g)	Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par held at October 31, 2013	Par Purchased	Par Sold	Par held at October 31, 2014	Income
PNC Bank N.A.	—	$31,037,300,000	$30,992,800,000	$44,500,000	$64,945

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	25

Schedule of Investments (concluded)	TempFund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$51,816,892,250	—	$51,816,892,250

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash of $434,563 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

26	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments October 31, 2014	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.01%, 11/13/14	$99,500	$99,496,269
0.02%, 11/28/14	22	22,000
0.02% - 0.06%, 1/02/15	425,000	424,963,753
0.06%, 1/08/15	250,000	249,971,354
0.06%, 1/15/15	349,450	349,407,484
0.06%, 1/22/15	794,495	794,392,340
0.05% - 0.06%, 2/05/15	657,720	657,624,376
0.05%, 2/12/15	150,500	150,478,888
0.06%, 2/19/15	300,000	299,950,500
0.05%, 2/26/15	200,000	199,969,653
0.05%, 3/05/15	189,500	189,467,890
0.05%, 3/12/15	359,000	359,042,343
0.05%, 3/19/15	300,000	299,946,065
0.04%, 3/26/15	44,750	44,742,712
0.04% - 0.13%, 4/02/15	531,793	531,661,801
0.04% - 0.05%, 4/09/15	355,250	355,182,708
0.04% - 0.05%, 4/16/15	745,000	744,860,271
0.05%, 4/23/15	196,500	196,453,331
0.06%, 4/30/15	100,000	99,972,806
0.09%, 10/15/15	50,000	49,957,711
U.S. Treasury Notes:
0.38%, 11/15/14	556,479	556,531,406
0.25% - 2.12%, 11/30/14	277,095	277,476,398
0.25%, 12/15/14	127,000	127,030,501
0.25%, 1/15/15	314,360	314,429,808
0.25% - 2.25%, 1/31/15	643,767	645,640,858
0.25%, 2/15/15	427,000	427,251,470
0.25%, 2/28/15	447,000	447,294,827
0.38%, 3/15/15	125,000	125,147,346
0.25% - 2.50%, 3/31/15	123,515	124,526,692
0.25%, 7/15/15	50,000	50,030,629
1.75%, 7/31/15	177,604	179,791,983
0.07%, 1/31/16 (b)	175,950	175,896,811
0.09%, 4/30/16 (b)	312,236	312,236,458
0.09%, 7/31/16 (b)	486,293	486,510,607
0.08%, 10/31/16 (b)	192,323	192,327,102
Total U.S. Treasury Obligations — 52.5%		10,539,687,151

Repurchase Agreements
Barclays Capital, Inc., 0.08%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $44,500,297, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/17 to 8/15/44, aggregate original par and fair value of $75,330,681 and $45,390,000, respectively)	44,500	44,500,000
Barclays Capital, Inc., 0.05%, 11/05/14 (Purchased on 10/29/14 to be repurchased at $500,004,861, collateralized by various U.S. Treasury obligations, 0.00% to 3.75% due from 11/15/17 to 11/15/43, aggregate original par and fair value of $569,536,082 and $510,000,093, respectively)	500,000	500,000,000
Total Value of Barclays Capital, Inc. (collateral value of $555,390,093)		544,500,000

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp, 0.08%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $800,005,333, collateralized by various U.S. Treasury obligations, 0.38% to 2.13% due from 10/31/16 to 8/31/20, aggregate original par and fair value of $810,520,000 and $816,000,086, respectively)	$800,000	$800,000,000
BNP Paribas Securities Corp, 0.07%, 11/07/14 (Purchased on 10/31/14 to be repurchased at $1,111,015,122, collateralized by various U.S. Treasury obligations, 0.00% to 3.88% due from 12/15/15 to 11/15/43, aggregate original par and fair value of $1,241,452,697 and $1,133,220,382, respectively)	1,111,000	1,111,000,000
Total Value of BNP Paribas Securities Corp (collateral value of $1,949,220,468)		1,911,000,000
Citigroup Global Markets, Inc., 0.08%, 11/03/14 (c) (Purchased on 10/31/14 to be repurchased at $351,002,340, collateralized by various U.S. Treasury obligations, 0.00% to 8.50% due from 1/15/15 to 1/15/29, aggregate original par and fair value of $300,156,799 and $358,020,036, respectively)	351,000	351,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $358,020,036)		351,000,000
Deutsche Bank Securities, Inc., 0.15%, 11/03/14 (c) (Purchased on 10/31/14 to be repurchased at $330,004,125, collateralized by various U.S. Treasury obligations, 0.00% to 8.75% due from 11/13/14 to 8/15/44, aggregate original par and fair value of $324,113,741 and $336,600,017, respectively)	330,000	330,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $336,600,017)		330,000,000
Federal Reserve Bank of New York, 0.05%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $3,000,012,500, collateralized by U.S. Treasury Bond, 3.00% due at 5/15/42, original par and fair value of $2,987,330,800 and $3,016,598,199, respectively)	3,000,000	3,000,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $3,016,598,199)		3,000,000,000
HSBC Securities (USA) Inc., 0.08%, 11/03/14 (d) (Purchased on 1/27/14 to be repurchased at $481,261,733, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/25 to 2/15/42, aggregate original par and fair value of $870,169,309 and $490,621,614, respectively)	481,000	481,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	27

Schedule of Investments (continued)	T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.08%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $202,804,352, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/26 to 8/15/37, aggregate original par and fair value of $330,545,688 and $206,859,902, respectively)	$202,803	$202,803,000
HSBC Securities (USA) Inc., 0.08%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $6,000,040, collateralized by U.S. Treasury Strip, 0.00% due at 11/15/26, original par and fair value of $8,498,663 and $6,120,397, respectively)	6,000	6,000,000
HSBC Securities (USA) Inc., 0.07%, 11/07/14 (Purchased on 10/31/14 to be repurchased at $500,006,806, collateralized by various U.S. Treasury obligations, 0.00% due from 5/15/25 to 8/15/44, aggregate original par and fair value of $888,517,493 and $510,000,045, respectively)	500,000	500,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $1,213,601,958)		1,189,803,000
JPMorgan Securities LLC, 0.10%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $190,001,583, collateralized by various U.S. Treasury obligations, 0.00% to 4.50% due from 11/15/24 to 8/15/44, aggregate original par and fair value of $389,528,800 and $193,801,953, respectively)	190,000	190,000,000
JPMorgan Securities LLC, 0.10%, 11/03/14 (d) (Purchased on 8/28/13 to be repurchased at $250,710,000, collateralized by U.S. Treasury Note, 2.00% due at 10/31/21, original par and fair value of $255,520,000 and $255,000,773, respectively)	250,000	250,000,000
Total Value of JPMorgan Securities LLC (collateral value of $448,802,726)		440,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.10%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $16,030,134, collateralized by U.S. Treasury Bonds, 3.00% to 4.25% due from 5/15/39 to 5/15/42, aggregate original par and fair value of $15,909,200 and $16,350,717, respectively)	16,030	16,030,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.10%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $36,000,300, collateralized by various U.S. Treasury obligations, 0.00% to 0.13% due from 4/15/18 to 2/15/20, aggregate original par and fair value of $39,579,000 and $36,720,011, respectively)	36,000	36,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.10%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $62,000,517, collateralized by various U.S. Treasury obligations, 0.00% to 0.38% due from 5/31/16 to 2/15/32, aggregate original par and fair value of $77,866,791 and $63,240,090, respectively)	62,000	62,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $116,310,818)		114,030,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.09%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $50,573,379, collateralized by various U.S. Treasury obligations, 0.00% to 9.88% due from 1/15/15 to 2/15/44, aggregate original par and fair value of $46,902,584 and $51,584,460, respectively)	$50,573	$50,573,000
Morgan Stanley & Co. LLC, 0.09%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $550,004,125, collateralized by U.S. Treasury Notes, 0.88% to 2.00% due from 7/31/15 to 10/31/19, aggregate original par and fair value of $558,729,200 and $561,000,030, respectively)	550,000	550,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $612,584,490)		600,573,000
SG Americas Securities LLC, 0.08%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $50,000,333, collateralized by various U.S. Treasury obligations, 0.75% to 10.63% due from 8/15/15 to 12/31/18, aggregate original par and fair value of $49,147,800 and $51,000,057, respectively)	50,000	50,000,000
SG Americas Securities LLC, 0.08%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $547,003,647, collateralized by various U.S. Treasury obligations, 0.00% to 7.88% due from 11/06/14 to 8/15/42, aggregate original par and fair value of $525,711,941 and $557,940,000, respectively)	547,000	547,000,000
Total Value of SG Americas Securities LLC (collateral value of $608,940,057)		597,000,000
Wells Fargo Securities LLC, 0.08%, 11/03/14 (Purchased on 10/31/14 to be repurchased at $50,000,333, collateralized by U.S. Treasury Note, 2.63% due at 11/15/20, original par and fair value of $48,426,300 and $51,090,910, respectively)	50,000	50,000,000
Wells Fargo Securities LLC, 0.08%, 11/03/14 (d) (Purchased on 8/14/14 to be repurchased at $414,074,520, collateralized by various U.S. Treasury obligations, 0.00% to 7.25% due from 11/15/14 to 2/15/41, aggregate original par and fair value of $406,631,200 and $422,280,005, respectively)	414,000	414,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $473,370,915)		464,000,000
Total Repurchase Agreements — 47.5%		9,541,906,000
Total Investments (Cost — $20,081,593,151*) — 100.0%		20,081,593,151
Other Assets Less Liabilities — 0.0%		1,196,316

Net Assets — 100.0%		$20,082,789,467

See Notes to Financial Statements.

28	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments (concluded)	T-Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Traded in a joint account.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$20,081,593,151	—	$20,081,593,151

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, bank overdraft of $(4,801,840) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	29

Schedule of Investments October 31, 2014	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.00% - 0.03%, 11/06/14	$1,075,864	$1,075,862,699
0.00% - 0.03%, 11/13/14	1,469,411	1,469,405,063
0.00% - 0.03%, 11/20/14	1,428,026	1,428,011,872
0.00% - 0.03%, 11/28/14	1,042,665	1,042,650,685
0.03%, 12/04/14	200,000	199,994,833
0.01% - 0.03%, 12/11/14	252,507	252,502,633
0.01% - 0.06%, 1/02/15	639,479	639,462,156
0.02% - 0.06%, 1/08/15	659,340	659,311,073
0.02% - 0.03%, 1/15/15	504,730	504,712,073
0.02% - 0.06%, 1/22/15	703,433	703,403,602
0.02%, 1/29/15	400,000	399,980,667
0.06%, 2/05/15	114,000	113,982,884
0.03%, 2/12/15	45,000	44,996,528
0.05%, 2/19/15	21,648	21,644,883
0.04% - 0.05%, 2/26/15	105,000	104,983,349
0.03% - 0.05%, 3/05/15	227,600	227,570,974
0.04% - 0.05%, 3/12/15	400,000	399,931,021
0.05%, 3/19/15	200,000	199,964,111
0.05%, 3/26/15	175,000	174,973,884

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a) (concluded)
0.04%, 4/02/15	$100,000	$99,984,375
0.04%, 4/16/15	200,000	199,963,556
U.S. Treasury Notes:
0.38%, 11/15/14	50,000	50,005,591
0.25%, 11/30/14	278,230	278,266,122
0.25% - 2.25%, 1/31/15	200,000	200,589,474
0.25%, 2/28/15	101,165	101,230,011
0.07%, 1/31/16 (b)	97,322	97,294,570
0.09%, 4/30/16 (b)	167,428	167,428,242
0.09%, 7/31/16 (b)	188,677	188,755,822
0.08%, 10/31/16 (b)	107,622	107,624,922
Total U.S. Treasury Obligations — 100.0%		11,154,487,675
Total Investments (Cost — $11,154,487,675*) — 100.0%		11,154,487,675
Other Assets Less Liabilities — 0.0%		2,377,541

Net Assets — 100.0%		$11,156,865,216

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$11,154,487,675	—	$11,154,487,675

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash of $1,671,566 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

30	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments October 31, 2014	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 0.7%
Casa Grande IDRB (Price Cos. Inc. Project) Series 2002A VRDN (Bank of America N.A. LOC), 0.20%, 11/07/14 (a)	$315	$315,000
Pima County COP Series 2014 MB, 2.00%, 12/01/14	300	300,406
Pima County Regional Transportation Authority RB (Regional Transportation Fund Project) Series 2011 MB, 4.00%, 6/01/15	315	321,892
Tucson Water System Revenue RB Series 2013A MB, 3.00%, 7/01/15	100	101,805

		1,039,103
Arkansas — 1.7%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Ginnie Mae Guaranty, State Street Bank & Trust Co. SBPA), 0.13%, 11/07/14 (a)	1,800	1,800,000
Little Rock Hotel & Restaurant Gross Receipts RB Series 2014 MB, 1.00%, 7/01/15	615	618,118
University of Arkansas RB (Student Fee Fort Smith Campus Project) Series 2014 MB, 2.00%, 6/01/15	70	70,725

		2,488,843
California — 0.1%
Los Angeles County Schools Pooled Financing Program RB Series 2014A-1 TRAN, 1.50%, 6/01/15	100	100,783
Los Angeles County Schools Pooled Financing Program RB Series 2014A-2 TRAN, 1.50%, 6/30/15	100	100,865

		201,648
Colorado — 1.0%
Colorado Health Facilities Authority RB (Catholic Health Initiatives Project) SPEARS Series 2013A-DBE-1315 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.14%, 11/07/14 (a)(b)(c)	350	350,000
Denver City & County Airport System RB Series 2011A AMT MB, 4.00%, 11/15/14	1,200	1,201,476

		1,551,476
District of Columbia — 0.2%
District of Columbia RB Series 2009A MB, 5.00%, 12/01/14	300	301,113
Florida — 0.7%
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.16%, 5/29/15 (a)	1,100	1,100,000
Georgia — 0.4%
Metropolitan Atlanta Rapid Transit Authority RB Series 2005A-3 MB, 5.00%, 7/01/15	580	598,182
Illinois — 4.0%
Chicago GO SPEARS Series 2008A-DBE-494 VRDN (Deutsche Bank A.G. LOC, Deutsche Bank A.G. SBPA), 0.16%, 11/07/14 (a)(b)(c)	720	720,000
Chicago IDRB (Primrose Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.17%, 11/07/14 (a)	1,415	1,415,000
Chicago Transit Authority Sales Tax Receipts RB SPEARS Series 2011DB-1032 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.30%, 11/07/14 (a)(b)(c)	770	770,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (BMO Harris Bank N.A. LOC), 0.40%, 11/07/14 (a)	2,015	2,015,000

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois GO (AGM Credit Project) SPEARS Series 2014DBE-1350 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.17%, 11/07/14 (a)(b)(c)	$590	$590,000
Mchenry County RB Series 2007B MB, 4.50%, 1/15/15	300	302,525
Regional Transportation Authority RB Series 2006A, 5.00%, 7/01/15	160	164,943

		5,977,468
Indiana — 5.3%
Indiana Finance Authority Hospital RB (Community Health Network Project) SPEARS Series 2012A-DBE-1325 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.14%, 11/07/14 (a)(b)(c)	640	640,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008A-2-RM VRDN (BMO Harris Bank N.A. SBPA), 0.04%, 11/07/14 (a)	7,200	7,200,000

		7,840,000
Iowa — 7.1%
Des Moines Independent Community School District RB Series 2012 MB, 4.00%, 6/01/15	925	945,286
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.13%, 11/07/14 (a)	9,540	9,540,000

		10,485,286
Kansas — 0.2%
Salina GO Series 2014-1 BAN, 1.00%, 8/01/15	300	301,482
Kentucky — 2.3%
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.30%, 11/07/14 (a)	1,780	1,780,000
Louisville & Jefferson County Metropolitan Sewer District RB Series 2013 BAN, 2.00%, 11/26/14	1,400	1,401,423
Louisville Regional Airport Authority RB Series 2014B MB, 2.00%, 7/01/15	210	212,367

		3,393,790
Louisiana — 7.2%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN, 0.14%, 11/07/14 (a)	2,400	2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A AMT VRDN, 0.13%, 11/07/14 (a)	6,000	6,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008C VRDN, 0.07%, 11/03/14 (a)	2,300	2,300,000

		10,700,000
Maryland — 1.8%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 11/07/14 (a)	1,140	1,140,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.20%, 11/07/14 (a)	1,365	1,365,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	31

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
University System of Maryland RB Series 2009D, 3.00%, 4/01/15	$100	$101,122

		2,606,122
Massachusetts — 1.6%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.14%, 5/29/15 (a)	1,100	1,100,000
Pittsfield GO Series 2014B BAN, 1.00%, 6/26/15	270	271,370
Salem GO (State Aid Anticipation Notes Project) Series 2014:
0.75%, 12/03/14	160	160,073
1.00%, 12/03/14	140	140,086
Taunton GO (State Qualified Municipal Purpose Loan Project) Series 2014 MB, 2.00%, 3/01/15	175	175,996
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.14%, 5/29/15 (a)	595	595,000

		2,442,525
Michigan — 2.5%
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.25%, 11/07/14 (a)	1,800	1,800,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.30%, 11/07/14 (a)	1,400	1,400,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.15%, 11/07/14 (a)	500	500,000

		3,700,000
Minnesota — 0.4%
Minneapolis St. Paul Metropolitan Airports Commission RB Series 2005A MB, 5.00%, 1/01/15	175	176,325
University of Minnesota GO Series 2011A MB, 5.00%, 12/01/14	350	351,280

		527,605
Missouri — 5.0%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC), 0.25%, 11/07/14 (a)	1,625	1,625,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.13%, 11/07/14 (a)	4,000	4,000,000
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.10%, 11/07/14 (a)	1,745	1,745,000

		7,370,000
Nebraska — 0.2%
University of Nebraska Facilities Corp. RB (UNMC Eye Institute Project) Series 2011 MB, 2.00%, 3/01/15	300	301,778
Nevada — 0.4%
Nevada Housing Division RB (Multi-Unit Housing Orvis Ring Apartments Project) Series 2014 Mandatory Put Bonds, 0.35%, 4/01/15	200	200,000
Nevada RB Series 2013 MB, 4.00%, 6/01/15	375	383,247

		583,247

Municipal Bonds	Par (000)	Value
New Hampshire — 0.7%
Cheshire County GO Series 2014 TAN, 1.00%, 12/30/14	$1,000	$1,001,244
New Jersey — 11.6%
Berkeley Heights Township GO Series 2014 BAN, 1.00%, 10/08/15	230	231,062
Burlington Township GO Series 2014 BAN, 1.00%, 10/09/15	200	200,963
Cranford Township GO Series 2014 BAN:
1.00%, 1/30/15	106	106,420
1.00%, 5/22/15	245	245,828
Delran Township GO Series 2013A BAN, 1.00%, 11/07/14	2,295	2,295,540
East Hanover Township GO Series 2014 BAN, 1.00%, 8/20/15	310	311,638
Fort Lee GO Series 2013 BAN, 1.00%, 11/26/14	400	400,150
Galloway Township GO Series 2013A, 1.00%, 12/18/14	1,105	1,105,785
Hawthorne Borough GO Series 2014 BAN, 1.00%, 10/30/15	220	221,342
Lawrence Township GO Series 2014 BAN, 1.00%, 7/24/15	470	472,567
Lenape Regional High School District GO Series 2014 MB, 2.00%, 4/01/15	935	941,881
Margate GO Series 2014 BAN, 1.00%, 7/20/15	450	451,873
Marlboro Township GO Series 2014 BAN, 1.00%, 6/11/15	700	702,814
Mendham Township GO Series 2014 BAN, 1.00%, 5/21/15	200	200,738
New Jersey Economic Development Authority RB (School Facilities Construction Project) SPEARS Series 2014PP-DBE-1310 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.15%, 11/07/14 (a)(b)(c)	290	290,000
New Jersey RB PUTTERS Series 2014-4460 VDRN TRAN Mandatory Put Bonds (JPMorgan Chase Bank N.A. LOC), 0.12%, 11/20/14 (a)(b)(c)	1,100	1,100,000
New Jersey RB PUTTERS Series 2014-4466 VDRN TRAN Mandatory Put Bonds (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. SBPA), 0.13%, 12/11/14 (a)(b)(c)	7,000	7,000,000
Old Bridge Township GO Series 2014 BAN, 1.00%, 4/20/15	200	200,670
Union Township GO Series 2014 BAN, 1.00%, 6/02/15	400	401,310
Westwood GO Series 2014 BAN, 1.00%, 2/27/15	300	300,642

		17,181,223
New York — 4.4%
Center Moriches Union Free School District GO Series 2014 TAN, 1.00%, 6/26/15	320	321,274
Chittenango Central School District GO Series 2014 BAN (State Aid Withholding Insurance), 1.00%, 11/06/15	260	261,729
Clarence Township GO Series 2014 BAN, 1.00%, 7/23/15	280	281,523
Cold Spring Harbor Central School District GO Series 2014 TAN (State Aid Withholding Insurance), 1.00%, 6/25/15	255	256,305
East Aurora Union Free School District GO Series 2014 BAN, 1.00%, 6/18/15	200	200,869
Landsingburgh Central School District GO Series 2014 BAN, 1.00%, 7/10/15	800	804,028

See Notes to Financial Statements.

32	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City IDA Special Purpose Facilities RB (Korean Air Lines Co. Project) Series 1997A VRDN AMT (Kookmin Bank LOC), 0.13%, 11/07/14 (a)	$1,900	$1,900,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.06%, 11/03/14 (a)	1,060	1,060,000
New York City Municipal Water GO Series 2014-8 TECP, 0.10%, 11/06/14	1,000	1,000,000
Roslyn Union Free School District GO Series 2014 BAN (State Aid Withholding Insurance), 1.00%, 9/25/15	240	241,558
Southold Union Free School District GO Series 2014 TAN (State Aid Withholding Insurance), 1.00%, 6/25/15	195	195,987

		6,523,273
North Carolina — 3.2%
Buncombe County Metropolitan Sewerage District RB Series 2013 MB, 4.00%, 7/01/15	100	102,533
Charlotte Airport Revenue RB Series 2009B, 5.00%, 7/01/15	130	133,936
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.06%, 11/07/14 (a)	2,750	2,750,000
The Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2005 MB, 5.00%, 1/15/15	150	151,429
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.15%, 11/07/14 (a)	1,450	1,450,000
University of North Carolina At Chapel Hill RB Series 2009A MB, 4.00%, 12/01/14	100	100,294

		4,688,192
Ohio — 1.3%
Brecksville GO (Service Center Garage Project) Series 2014 BAN, 1.00%, 6/17/15	770	776,539
Miamisburg GO Series 2014 BAN, 1.00%, 3/10/15	100	100,225
Ohio GO (Third Frontier Research and Development Project) Series 2012 MB, 2.00%, 11/01/14	175	175,000
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.08%, 11/03/14 (a)	600	600,000
Ohio University RB (General Receipts Athens Project) Series 2012 MB, 2.00%, 12/01/14	350	350,499

		2,002,263
Oregon — 0.6%
Portland GO Series (Limited Tax Sellwood Bridge Project) 2014PJ MB, 5.00%, 6/01/15	830	853,082
Pennsylvania — 6.3%
Beaver County IDRB (BASF Corp. Project) Series 1997 AMT VRDN, 0.14%, 11/07/14 (a)	300	300,000
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.05%, 11/03/14 (a)	1,500	1,500,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.35%, 11/07/14 (a)	2,505	2,505,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.20%, 11/07/14 (a)(b)(c)	$1,700	$1,700,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.07%, 11/03/14 (a)	2,800	2,800,000
State Public School Building Authority RB Municipal Trust Receipts Floaters Series 2006-1479 VRDN (AGM Insurance, Credit Suisse A.G. SBPA), 0.22%, 11/07/14 (a)(b)(c)	500	500,000

		9,305,000
South Carolina — 0.0%
Charleston County Park & Recreation Commission GO Series 2005B MB, 3.75%, 2/01/15	75	75,637
Texas — 5.3%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.13%, 11/07/14 (a)	5,000	5,000,000
College Station GO (Refunding and Improvement Project) Series 2014 MB, 2.00%, 2/15/15	100	100,515
Dallas Area Rapid Transit RB Series 2008 MB, 5.00%, 12/01/14	100	100,363
Dallas Area Rapid Transit RB Series 2009A MB, 4.00%, 12/01/14	100	100,289
Dallas Area Rapid Transit RB Series 2010A MB, 5.00%, 12/01/14	50	50,181
Garland GO (RBC Capital Markets LLC LOC) TECP, 0.11%, 12/04/14	1,200	1,200,000
Harris County Metropolitan Transit Authority RB (Contractual Obligations Project) Series 2010 MB, 4.00%, 11/01/14	100	100,000
Houston Community College System GO Series 2011 MB, 4.00%, 2/15/15	800	808,695
Schertz-Cibolo-Universal City ISD GO (School Building Project) Series 2007 MB (Texas PSF-GTD Insurance), 5.00%, 2/01/15	100	101,160
University of Houston RB Series 2006 (AMBAC Insurance), 5.00%, 2/15/15	300	304,091

		7,865,294
Utah — 0.3%
Murray RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA), 0.07%, 11/03/14 (a)	500	500,000
Virginia — 2.2%
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.13%, 5/29/15 (a)	1,500	1,500,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.08%, 11/03/14 (a)	1,790	1,790,000

		3,290,000
Washington — 0.1%
Port of Seattle GO Series 2011 AMT MB, 5.00%, 12/01/14	150	150,553

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	33

Schedule of Investments (concluded)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin — 9.0%
Columbia County GO Series 2014 MB, 1.50%, 8/01/15	$700	$706,659
Germantown GO Series 2014A MB, 2.00%, 3/01/15	200	201,129
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (Federal Home Loan Bank LOC, Bank First National LOC), 0.11%, 11/07/14 (a)	2,450	2,450,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.30%, 11/07/14 (a)	1,120	1,120,000
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN, 0.11%, 5/29/15 (a)	860	860,000
Wisconsin Petroleum Inspection RB Series 2014 TECP, 0.12%, 11/05/14	8,000	8,000,000

		13,337,788
Total Municipal Bonds — 87.8%		130,283,217

Closed-End Investment Companies (a)(b)	Par (000)	Value
California — 4.7%
Nuveen California Dividend Advantage Fund Series 2014-5 VRDP (Citibank N.A. Liquidity Facility), 0.11%, 11/07/14	$7,000	$7,000,000
Multi-State — 6.1%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.13%, 11/07/14	9,000	9,000,000
Total Closed-End Investment Companies — 10.8%		16,000,000
Total Investments (Cost — $146,283,217*) — 98.6%		146,283,217
Other Assets Less Liabilities — 1.4%		2,122,125

Net Assets — 100.0%		$148,405,342

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$146,283,217	—	$146,283,217

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash of $39,889 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

34	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments October 31, 2014	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
Alabama Federal Aid Highway Financial Authority RB RIB Floater Trust Series 2012-2W VRDN (Barclays Bank PLC SBPA), 0.10%, 11/07/14 (a)(b)(c)	$2,200	$2,200,000
Columbia IDRB (Alabama Power Co. Project) Series 1995B VRDN, 0.07%, 11/03/14 (c)	8,150	8,150,000
Columbia IDRB (Alabama Power Co. Project) Series 1999A VRDN, 0.07%, 11/03/14 (c)	1,400	1,400,000
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.08%, 11/07/14 (c)	4,880	4,880,000
Taylor-Ryan Improvement District RB (Various Improvement Project) Series 2005 VRDN (Federal Home Loan Bank LOC), 0.05%, 11/07/14 (c)	10,000	10,000,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone - Tuscaloosa Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.09%, 11/07/14 (c)	4,490	4,490,000

		31,120,000
Alaska — 0.1%
Alaska Energy Authority RB (Bradley Lake 3rd Project) MB (AGM Insurance), 6.00%, 7/01/15	590	612,678
Matanuska-Susitna GO (School Buildings Project) Series 2005A MB, 5.25%, 4/01/15 (d)	500	515,072

		1,127,750
Arizona — 2.0%
Arizona Health Facilities Authority RB (Banner Health Project) Municipal Trust Receipts Floaters Series 2008-4511 VRDN (Wells Fargo Bank N.A. SBPA), 0.08%, 11/07/14 (a)(b)(c)	14,620	14,620,000
Phoenix Civic Improvement Corp. RB Series 2011A-1 TECP, 0.10%, 3/04/15	7,500	7,500,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.07%, 11/07/14 (c)	8,130	8,130,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2009-9W VRDN (Barclays Bank PLC SBPA), 0.07%, 11/07/14 (a)(b)(c)	1,200	1,200,000
Tucson Water System Revenue RB Series 2013A MB, 3.00%, 7/01/15	1,375	1,400,756

		32,850,756
California — 7.7%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008C-2 VRDN (Calyon Bank), 0.04%, 11/07/14 (c)	10,000	10,000,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009A VRDN (Union Bank N.A. LOC), 0.08%, 11/03/14 (c)	20,625	20,625,000
California RB Series 2014-15 RAN, 1.50%, 6/22/15	15,000	15,130,872
California School Cash Reserve Program Authority RB Series 2014E, 2.00%, 6/30/15	10,000	10,122,933
California School Cash Reserve Program Authority RB Series 2014M, 2.00%, 12/31/14	4,500	4,513,484

Municipal Bonds	Par (000)	Value
California (concluded)
California Statewide University Revenue Authority RB Municipal Trust Receipts Floaters Series 2011-4696 VRDN (Bank of America N.A. SBPA), 0.10%, 11/07/14 (a)(b)(c)	$10,265	$10,265,000
East Side Union High School District GO Municipal Trust Receipts Floaters Series 2010-3171 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.13%, 11/07/14 (a)(b)(c)	15,000	15,000,000
Los Angeles County Schools Pooled Financing Program RB Series 2014A-1 TRAN, 1.50%, 6/01/15	1,600	1,612,526
Los Angeles County Schools Pooled Financing Program RB Series 2014A-2 TRAN, 1.50%, 6/30/15	400	403,461
Los Angeles County Schools RB (Pooled Transportation Project) Series 2014B-3, 2.00%, 12/31/14	3,600	3,610,635
Los Angeles County Schools RB (Pooled Transportation Project) Series 2014B-4, 2.00%, 12/31/14	6,200	6,218,225
Los Angeles GO Series 2014 TRAN, 1.50%, 6/25/15	10,000	10,088,920
Los Angeles Wastewater System RB Series 2014A-2 TECP (Sumitomo Mitsui Banking Corp. LOC), 0.09%, 12/17/14	15,290	15,290,000
Riverside Redevelopment Agency Successor Agency RB Series A MB, 2.00%, 9/01/15	675	685,009

		123,566,065
Colorado — 7.6%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.07%, 11/07/14 (c)	8,515	8,515,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.07%, 11/07/14 (c)	5,255	5,255,000
Colorado Health Facilities Authority RB (Catholic Health Initiatives Project) SPEARS Series 2013A-DBE-1315 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.14%, 11/07/14 (a)(b)(c)	3,340	3,340,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.04%, 11/07/14 (c)	640	640,000
Denver City & County School District #1 Clipper Tax-Exempt Certificate Trust GO Series 2005A-2009-57 VRDN (State Street Bank & Trust Co. SBPA), 0.08%, 11/07/14 (a)(b)(c)	35,240	35,240,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.06%, 11/07/14 (c)	845	845,000
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 11/07/14 (c)	2,500	2,500,000
University of Colorado Hospital Authority RB Series 2011A VRDN (Wells Fargo Bank N.A. LOC), 0.06%, 11/07/14 (c)	66,400	66,400,000

		122,735,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	35

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 3.1%
Bethel GO Series 2014 BAN, 1.00%, 11/20/14	$2,220	$2,220,912
Connecticut GO Series 2014-A MB, 1.50%, 3/01/15	10,000	10,044,780
Connecticut Housing Finance Authority RB Series 2014C-2 VRDN (Bank of Tokyo Mitsubishi UFJ Ltd. SBPA), 0.05%, 11/07/14 (c)	3,100	3,100,000
Danbury GO Series 2014 BAN, 1.00%, 7/23/15	11,225	11,295,810
Enfield GO Series 2014 TECP, 1.00%, 8/11/15	5,300	5,335,023
Naugatuck GO Series 2014 BAN, 1.00%, 3/17/15	7,500	7,523,772
Trumbull Township GO Series 2014 BAN, 1.25%, 9/04/15	9,885	9,974,731

		49,495,028
Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 11/07/14 (c)	1,440	1,440,000
District of Columbia — 0.3%
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.04%, 11/07/14 (c)	1,600	1,600,000
District of Columbia RB Series 2009A MB, 5.00%, 12/01/14	520	521,927
District of Columbia Water & Sewer Authority Public Utility RB Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.07%, 11/07/14 (a)(b)(c)	2,400	2,400,000

		4,521,927
Florida — 6.2%
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3286 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.06%, 11/07/14 (a)(b)(c)	10,305	10,305,000
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.06%, 11/07/14 (a)(b)(c)	4,830	4,830,000
Florida GO (Capital Outlay Project) Series 2014C MB, 5.00%, 6/01/15	300	308,337
Florida GO Series 2005A MB, 5.00%, 1/01/15	2,700	2,721,134
Florida GO Series 2005B MB, 5.00%, 1/01/15	3,585	3,613,082
Florida Lottery Revenue RB Series 2010-F MB, 5.00%, 7/01/15	755	778,890
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.05%, 11/07/14 (c)	34,090	34,090,000
Miami-Dade County RB Municipal Trust Receipts Floaters Series 2011-3271 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.06%, 11/07/14 (a)(b)(c)	10,395	10,395,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.16%, 5/29/15 (c)	4,760	4,760,000
South Florida Water Management District COP Austin Trust Series 2007-1036 VRDN (Bankof America N.A. SBPA), 0.13%, 11/07/14 (a)(b)(c)	7,500	7,500,000

Municipal Bonds	Par (000)	Value
Florida (concluded)
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Bank SBPA), 0.06%, 11/07/14 (a)(b)(c)	$21,000	$21,000,000

		100,301,443
Georgia — 0.4%
Columbus Downtown Development Authority RB (Foundation Properties Corp. Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.10%, 11/07/14 (c)	1,835	1,835,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.04%, 11/07/14 (c)	2,900	2,900,000
Metropolitan Atlanta Rapid Transit Authority RB Series 2000-A MB, 0.07%, 7/01/15 (c)	900	899,877
Muscogee County School District GO (Sales Tax Project) Series 2011 MB, 3.00%, 12/01/14	200	200,427

		5,835,304
Hawaii — 0.1%
Hawaii RB Series 2014A MB, 2.00%, 1/01/15	1,340	1,344,038
Idaho — 0.4%
Idaho GO Series 2014 TAN, 2.00%, 6/30/15	7,000	7,086,638
Illinois — 5.0%
Chicago GO SPEARS Series 2008A-DBE-494 VRDN (Deutsche Bank A.G. LOC, Deutsche Bank A.G. SBPA), 0.16%, 11/07/14 (a)(b)(c)	5,240	5,240,000
Chicago Transit Authority Sales Tax Receipts RB SPEARS Series 2011DB-1032 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.30%, 11/07/14 (a)(b)(c)	9,440	9,440,000
Illinois Educational Facilities Authority RB (University of Chicago Project) Series 2001B-3 Mandatory Put Bonds, 0.16%, 3/12/15 (c)	5,400	5,400,000
Illinois Finance Authority RB (Center Deafness Project) Series 2008 VRDN (BMO Harris Bank N.A. LOC), 0.10%, 11/07/14 (c)	1,810	1,810,000
Illinois Finance Authority RB (Evanston Hospital Corp. Project) Series 1995 VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 11/07/14 (c)	14,932	14,932,000
Illinois Finance Authority RB (Planned Parenthood Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 11/07/14 (c)	6,550	6,550,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Bank of America N.A. SBPA), 0.22%, 11/07/14 (a)(b)(c)	8,690	8,690,000
Illinois GO (AGM Credit Project) SPEARS Series 2014DBE-1350 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.17%, 11/07/14 (a)(b)(c)	3,550	3,550,000
Illinois HDA RB (Lakeshore Plaza Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 11/07/14 (c)	5,040	5,040,000
Illinois Toll Highway Authority RB (Senior Priority Project) Series 2007A-1B VRDN (Mizuho Bank Ltd LOC), 0.05%, 11/07/14 (c)	20,000	20,000,000

		80,652,000

See Notes to Financial Statements.

36	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana — 3.3%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 11/07/14 (c)	$1,700	$1,700,000
Indiana Finance Authority Hospital RB (Community Health Network Project) SPEARS Series 2012A-DBE-1325 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.14%, 11/07/14 (a)(b)(c)	6,230	6,230,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2007A VRDN (The Bank of New York Mellon Corp. SBPA), 0.08%, 11/03/14 (c)	29,900	29,900,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008A-2-RM VRDN (BMO Harris Bank N.A. SBPA), 0.04%, 11/07/14 (c)	5,000	5,000,000
Indiana State Financing Authority Hospital RB (Indiana University Health Project) RBC Municipal Products Inc. Trust Series 2011L VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.05%, 11/07/14 (a)(b)(c)	10,000	10,000,000

		52,830,000
Iowa — 3.4%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.13%, 11/07/14 (c)	55,230	55,230,000
Kansas — 0.9%
Kansas Department of Transportation RB Series 2014-1 MB, 0.09%, 9/01/15 (c)	4,300	4,300,000
Wichita GO Series 268 MB, 0.25%, 10/15/15	10,000	10,002,749

		14,302,749
Kentucky — 0.4%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.06%, 11/07/14 (c)	1,895	1,895,000
Louisville & Jefferson County Metropolitan Sewer District RB Series 2013 BAN, 2.00%, 11/26/14	5,400	5,405,490

		7,300,490
Louisiana — 6.0%
Bossier Parish School Board GO Series 2014 MB, 4.00%, 3/01/15	1,610	1,630,078
East Baton Rouge Parish PCRB (Exxon Mobil Project) Series 1993 VRDN, 0.06%, 11/03/14 (c)	10,900	10,900,000
Louisiana GO Series 2013-C MB, 5.00%, 7/15/15	1,100	1,137,497
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.15%, 11/07/14 (c)	4,730	4,730,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN, 0.08%, 11/07/14 (c)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008B VRDN, 0.05%, 11/07/14 (c)	18,300	18,300,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008C VRDN, 0.07%, 11/03/14 (c)	9,800	9,800,000

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.05%, 11/07/14 (c)	$42,500	$42,500,000

		96,497,575
Maine — 0.3%
Kittery GO Series 2014 MB, 1.00%, 9/15/15	5,280	5,314,636
Maryland — 2.8%
Anne Arundel County (General Improvements Project) GO Series 2014B BAN, 5.00%, 3/01/15	970	985,355
Anne Arundel County RB (Mountain Ridge Apartments Project) Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 11/07/14 (c)	2,965	2,965,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.05%, 11/07/14 (c)	1,575	1,575,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 11/07/14 (c)	2,525	2,525,000
Howard County RB (Lorien at Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 11/07/14 (c)	8,245	8,245,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 11/07/14 (c)	8,835	8,835,000
Maryland Health & Higher Educational Facilities Authority RB (The Norwood School Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 11/07/14 (c)	2,420	2,420,000
Maryland Transportation Authority Grant RB (Garvee Project) Series 2008 MB, 5.25%, 3/01/15	175	177,848
Maryland Transportation Authority RB (Metro Rail Parking Project) Series 2014 MB, 2.00%, 7/01/15	960	971,569
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 11/07/14 (c)	1,160	1,160,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 11/07/14 (c)	4,095	4,095,000
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 11/07/14 (c)	9,325	9,325,000
Worcester County GO (Consolidated Public Improvement Project) Series 2014 MB, 5.00%, 3/01/15	1,350	1,371,460

		44,651,232
Massachusetts — 2.4%
Auburn Township GO (Municipal Purpose Loan Project) MB, 5.00%, 9/15/15	1,091	1,136,153
East Longmeadow GO Series 2014 BAN, 1.00%, 6/30/15	681	684,552
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.14%, 5/29/15 (c)	2,900	2,900,000
Massachusetts Development Finance Agency RB Municipal Trust Receipts Floaters Series 2006-1336 VRDN (Credit Suisse A.G. SBPA), 0.05%, 11/07/14 (a)(b)(c)	2,000	2,000,000
Massachusetts GO (Consolidated Loan Project) Series 2010C MB, 5.00%, 1/01/15	1,110	1,118,697

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	37

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Health & Educational Facilities Authority RB (Amherst College Project) Series 2003H Mandatory Put Bonds, 1.00%, 11/01/14	$4,344	$4,344,000
Massachusetts Water Resources Authority RB Series 2008E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 11/07/14 (c)	8,300	8,300,000
Melrose GO Series 2013 BAN, 1.00%, 11/14/14	4,700	4,701,102
New Bedford GO Series 2014 BAN, 0.75%, 2/06/15	6,481	6,490,881
Pittsfield GO Series 2014B BAN, 1.00%, 6/26/15	2,567	2,579,994
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.14%, 5/29/15 (c)	3,415	3,415,000
Yarmouth Township GO Series 2014 MB, 2.00%, 6/01/15	325	328,368

		37,998,747
Michigan — 0.9%
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN 7 Month Window, 0.11%, 5/29/15 (c)	5,200	5,200,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN 7 Month Window, 0.11%, 5/29/15 (c)	4,520	4,520,000
Michigan Trunk Line Revenue RB Series 2005-B MB (AGM Insurance), 5.00%, 9/01/15	400	415,647
Southfield Economic Development Corp. RB (Lawrence Tech University Project) Series 2000 VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 11/07/14 (c)	4,585	4,585,000
Traverse Area Public Schools GO Series 2008 MB (AGM Insurance), 5.00%, 5/01/15	650	665,409

		15,386,056
Minnesota — 0.0%
Minnesota GO Series 2009F MB, 4.00%, 8/01/15	150	154,238
Mississippi — 0.7%
Mississippi Business Finance Corp. RB (Chevron USA Project) Series 2011D VRDN (Chevron Corp. Guaranty), 0.07%, 11/03/14 (c)	5,900	5,900,000
Mississippi Development Bank RB (Desoto County Highway Construction Project) Series 2014 MB, 1.00%, 1/01/15	5,510	5,517,976

		11,417,976
Missouri — 0.3%
St. Louis IDA (Mid-America Transplant Services Project) RB Series 2013 VRDN (BMO Harris Bank N.A. LOC), 0.07%, 11/03/14 (c)	4,700	4,700,000
Multi-State — 0.0%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5000 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. SBPA), 0.15%, 11/07/14 (a)(b)(c)	500	500,000
Nebraska — 0.2%
Douglas County School District No 17, 3.00%, 6/15/15	1,640	1,668,581

Municipal Bonds	Par (000)	Value
Nebraska (concluded)
Lincoln GO (Highway Allocation Fund Project) Series 2012 MB, 5.00%, 11/15/14	$1,165	$1,166,856

		2,835,437
New Jersey — 2.6%
Delaware River Port Authority RB Series 2008B VRDN (TD Bank N.A. LOC), 0.05%, 11/07/14 (c)	7,500	7,500,000
Gloucester Township GO Series 2014 MB, 1.00%, 2/15/15	634	635,255
Mansfield Township GO Series 2014-A MB, 1.00%, 11/05/15	2,258	2,274,393
Middlesex County GO Series 2014 MB, 1.00%, 2/15/15	1,170	1,172,806
Montclair Township GO (General Improvements Project) Series 2013 MB, 4.00%, 3/01/15	300	303,701
New Jersey Economic Development Authority RB (School Facilities Construction Project) SPEARS Series 2014PP-DBE-1310 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.15%, 11/07/14 (a)(b)(c)	2,715	2,715,000
New Jersey Educational Facilities Authority, 5.00%, 7/01/15	300	309,493
New Jersey RB PUTTERS Series 2014-4464 VRDN TRAN (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. SBPA), 0.07%, 11/03/14 (a)(b)(c)	5,600	5,600,000
New Jersey RB PUTTERS Series 2014-4466 VDRN TRAN Mandatory Put Bonds (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. SBPA), 0.13%, 12/11/14 (a)(b)(c)	20,000	20,000,000
Sussex County GO Series 2014 MB, 2.00%, 2/15/15	795	799,151
West Caldwell Township GO Series 2014 MB, 3.00%, 2/01/15	560	563,859

		41,873,658
New Mexico — 0.4%
Albuquerque GO Series 2014-A MB, 3.00%, 7/01/15	2,270	2,342,915
New Mexico Finance Authority RB Series 2004A MB, 5.25%, 6/15/15	3,810	3,929,646

		6,272,561
New York — 9.5%
New York City GO Series 2013D-4 VRDN (TD Bank N.A. LOC), 0.06%, 11/03/14 (c)	47,000	47,000,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.07%, 11/03/14 (c)	10,000	10,000,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.06%, 11/03/14 (c)	7,650	7,650,000
New York City Municipal Water Finance Authority RB (2nd General Resolution Project) Series 2013 VRDN (Bank of Montreal SBPA), 0.07%, 11/03/14 (c)	14,300	14,300,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.06%, 11/03/14 (c)	20,650	20,650,000
New York City Municipal Water GO Series 2014-8 TECP, 0.10%, 11/06/14	5,000	5,000,000

See Notes to Financial Statements.

38	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.06%, 11/03/14 (c)	$17,900	$17,900,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.04%, 11/07/14 (c)	9,900	9,900,000
New York GO Austin Trust Series 2008-1131 VRDN (Bank of America N.A. SBPA), 0.10%, 11/07/14 (a)(b)(c)	7,500	7,500,000
Suffolk County Water Authority RB Series 2013-B MB, 3.00%, 1/15/15	13,660	13,738,749

		153,638,749
North Carolina — 4.8%
Buncombe County Metropolitan Sewerage District RB Series 2013 MB, 4.00%, 7/01/15	1,000	1,025,328
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.06%, 11/07/14 (c)	1,600	1,600,000
Charlotte Water & Sewer System RB Series 2002B VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 11/07/14 (c)	13,900	13,900,000
Charlotte Water & Sewer System Revenue RB (Water and Sewer System Refunding Project) Series 2011 MB, 3.00%, 12/01/14	1,525	1,528,347
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.07%, 11/07/14 (a)(b)(c)	9,805	9,805,000
The Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2005 MB, 5.00%, 1/15/15 (d)	2,800	2,827,074
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Project) Series 2007A MB, 4.50%, 1/15/15	295	297,502
Cumberland County RB Series 2011B MB, 4.00%, 11/01/14	1,100	1,100,000
Forsyth County GO MB, 3.00%, 3/01/15	700	706,584
Greensboro GO Series 2010C MB, 4.00%, 2/01/15	845	853,033
Guilford County GO Series C MB, 4.00%, 2/01/15	300	302,811
Johnston County RB Series 2014 MB, 2.00%, 6/01/15	855	864,153
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.15%, 5/29/15 (c)	8,405	8,405,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.04%, 11/07/14 (c)	1,975	1,975,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.07%, 11/03/14 (c)	8,765	8,765,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.04%, 11/07/14 (c)	1,460	1,460,000
North Carolina Medical Care Commission RB (Duke University Health System Project) Series 2012-A MB, 4.00%, 6/01/15	255	260,700
Raleigh GO (Public Improvements Project) Series 2005 MB, 4.00%, 2/01/15	650	656,131
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 11/07/14 (c)	15,805	15,805,000

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
Raleigh RB Series 2009 VRDN 7 Month Window, 0.15%, 5/29/15 (c)	$3,940	$3,940,000
Winston-Salem RB Series 2012A MB, 4.00%, 3/01/15	1,580	1,599,838

		77,676,501
Ohio — 1.2%
Franklin County RB (Ohio Health Corp. Project) Series 2011C Mandatory Put Bonds, 0.08%, 6/03/15 (c)	4,500	4,500,000
Lucas County GO (Limited Tax Notes Improvements Project) Series 2014, 1.00%, 7/14/15	1,370	1,377,865
Ohio GO (Buckeye Savers Project) Series 2014-K MB, 5.00%, 5/01/15	125	128,004
Ohio GO (Higher Education Project) Series 2006-A MB, 4.00%, 5/01/15	100	101,902
Ohio GO (Infrastructure Improvement Project) Series 2012-A MB, 3.00%, 2/01/15	2,510	2,527,747
Ohio GO (Job Ready Site Development Project) Series 2011-A MB, 3.00%, 5/01/15	200	202,845
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.08%, 11/03/14 (c)	2,600	2,600,000
Ohio RB (Garvee Project) Series 2010-3 MB, 5.00%, 12/15/14	530	532,893
Ohio RB (Mental Health Facility Improvement Project) Series 2013-A MB, 2.00%, 2/01/15	600	602,762
Ohio State University GO Series 2014B-2 VRDN, 0.03%, 11/07/14 (c)	5,000	5,000,000
Ohio State University RB Series 2008B VRDN, 0.03%, 11/07/14 (c)	2,600	2,600,000

		20,174,018
Oklahoma — 0.5%
Oklahoma City GO Series 2012 MB, 4.00%, 3/01/15	100	101,254
Tulsa IDRB (St. Francis Health System Project) Austin Trust Series 2008-3500 VRDN (Bank of America N.A. SBPA), 0.07%, 11/07/14 (a)(b)(c)	8,092	8,092,000

		8,193,254
Pennsylvania — 2.3%
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 11/07/14 (c)	11,510	11,510,000
Cumberland County Municipal Authority RB (Diakon Lutheran Social Project) Series 2014 VRDN (Manufacturers and Traders Trust Co. LOC), 0.05%, 11/07/14 (c)	1,500	1,500,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 11/07/14 (c)	10,215	10,215,000
Lycoming County Authority RB (AICUP Financing Program Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 11/07/14 (c)	4,175	4,175,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.05%, 11/07/14 (c)	2,700	2,700,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 11/07/14 (c)	4,550	4,550,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	39

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
University of Pittsburgh RB Series B-2 TEPC, 0.07%, 11/18/14	$2,800	$2,800,000

		37,450,000
South Carolina — 0.3%
Berkeley County GO Series 2010 MB, 5.00%, 3/01/15	3,330	3,382,715
Columbia Waterworks & Sewer System RB Series 2013 MB, 4.00%, 2/01/15	200	201,887
Richland County GO (Fire Protection Service Project) Series 2012B MB, 4.00%, 3/01/15	800	810,071

		4,394,673
Tennessee — 1.2%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC), 0.04%, 11/07/14 (c)	1,500	1,500,000
Metropolitan Government of Nashville & Davidison County Electric RB Series 2014A MB, 2.00%, 5/15/15	1,215	1,226,958
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.08%, 11/07/14 (c)	3,365	3,365,000
Nashville & Davidson County Metropolitan Government RB TECP, 0.11%, 1/05/15	12,500	12,500,000
Tennessee GO Series 2009A MB, 5.00%, 5/01/15	300	307,068

		18,899,026
Texas — 8.8%
Arlington ISD (School Building Project) GO Series 2014A MB, 1.00%, 2/15/15	3,365	3,373,507
Austin Water & Wastewater System Revenue RB Series 2012 MB, 5.00%, 11/15/14	600	600,956
Brownsville Utility System RB SPEARS Series 2008DBE-533 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 11/07/14 (a)(b)(c)	3,435	3,435,000
College Station GO (Refunding and Improvement Project) Series 2014 MB, 2.00%, 2/15/15	500	502,573
Dallas Area Rapid Transit RB Series 2008 MB, 5.00%, 12/01/14	15	15,054
Garland GO (RBC Capital Markets LLC LOC) TECP, 0.11%, 12/04/14	10,340	10,340,000
Gulf Coast IDRB (Exxon Mobil Project) Series 2012 VRDN, 0.07%, 11/03/14 (c)	30,000	30,000,000
Harris County Metropolitan Transit Authority RB (Contractual Obligations Project) Series 2010 MB, 4.00%, 11/01/14	500	500,000
Lubbock County GO Series 2013 MB, 3.00%, 2/15/15	100	100,771
North Texas Tollway Authority RB Series 2005A MB (AGM Insurance), 5.00%, 1/01/15 (d)	3,035	3,071,719
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.06%, 11/07/14 (c)	24,300	24,300,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Petrochemicals USA, Inc. Corporate Underlier), 0.06%, 11/07/14 (c)	1,500	1,500,000
San Antonio Electric Gas RB Series A TEPC, 0.08%, 2/05/15	20,000	20,000,000

Municipal Bonds	Par (000)	Value
Texas (concluded)
San Antonio GO (General Improvement Project) Series 2013 MB, 4.00%, 2/01/15	$140	$141,317
Southlake GO (Waterworks and Sewer System Project) Series 2014 MB, 3.00%, 2/15/15	550	554,435
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.05%, 11/07/14 (c)	12,390	12,390,000
Tarrant County Cultural Education Facility Finance Corp. RB (Texas Health Resources Project) Austin Trust Series 2008-1201 VRDN (Bank of America N.A. SBPA), 0.07%, 11/07/14 (a)(b)(c)	5,795	5,795,000
Texas GO Series 2014 MB, 1.50%, 8/31/15	20,000	20,225,500
Texas Industrial Development Corp. RB (NRG Energy, Inc. Project) Series 2012 VRDN (Bank of America N.A. LOC), 0.06%, 11/07/14 (c)	2,600	2,600,000
Texas Public Finance Authority RB (Unemployment Compensation Project) Series 2010B MB, 5.00%, 7/01/15	2,200	2,270,382
University of Texas RB MB, 5.25%, 8/15/15	165	171,361
Wylie GO Series 2008 MB, 4.00%, 2/15/15	250	252,632

		142,140,207
Utah — 0.9%
Salt Lake County GO Series 2011C MB, 5.00%, 12/15/14	700	703,892
Weber County Hospital RB (IHC Health Services, Inc. Project) Series 2000B VRDN (U.S. Bank N.A. SBPA), 0.05%, 11/07/14 (c)	14,200	14,200,000

		14,903,892
Virginia — 1.3%
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty), 0.05%, 11/07/14 (c)	2,370	2,370,000
Fairfax County GO (Public Improvement Project) Series 2011A MB, 5.00%, 4/01/15	825	841,464
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.13%, 5/29/15 (c)	6,885	6,885,000
Newport News GO (General Improvement and Water Project) Series 2002B MB, 5.25%, 7/01/15	390	403,144
Spotsylvania County Economic Development Authority RB Series 2014 MB, 2.00%, 6/01/15	330	333,321
Spotsylvania County GO Series 2014 MB, 2.00%, 1/15/15	980	983,692
Suffolk GO Series 2014 MB, 3.00%, 2/01/15	670	674,718
University of Virginia RB Eagle Trust Receipts Series 2014-0048-A VRDN (Citibank N.A. Liquidity Facility), 0.06%, 11/07/14 (a)(b)(c)	3,220	3,220,000
Upper Occoquan Sewage Authority RB Series 2005 MB (AGM Insurance), 5.00%, 7/01/15	700	722,394
Virginia Beach Development Authority RB Series 2014A MB, 2.00%, 5/01/15	415	418,709
Virginia Beach GO (Public Improvements Project) Series 2014A MB, 5.00%, 5/01/15	1,455	1,489,788
Virginia College Building Authority RB (21st Century College and Equipment Project) Series 2009D MB, 2.25%, 2/01/15	560	562,900
Virginia College Building Authority RB (21st Century College and Equipment Project) Series 2012 MB, 5.00%, 2/01/15	1,040	1,052,447

See Notes to Financial Statements.

40	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia College Building Authority RB (21st Century College Project) Series 2009C MB, 4.00%, 2/01/15	$1,070	$1,080,172

		21,037,749
Washington — 2.8%
Chelan County Public Utility District No. 1 RB Eclipse Funding Trust Series 2007C-0047 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.05%, 11/07/14 (a)(b)(c)	11,310	11,310,000
King County Sewer Revenue RB Eagle Trust Receipts Series 20140047-A VRDN (AGM Insurance, Citibank N.A. Liquidity Facility), 0.06%, 11/07/14 (a)(b)(c)	5,440	5,440,000
King County Waste & Sewer GO Series 2013-A TECP, 0.12%, 12/03/14	21,280	21,280,000
Washington State Housing Finance Commission RB (Kitts Corner Apartment Project) VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.06%, 11/07/14 (c)	7,000	7,000,000

		45,030,000
Wisconsin — 5.3%
Kenosha GO Series 2014 MB, 2.00%, 4/01/15	2,810	2,831,072
Madison Area Technical College GO Series 2014-15A MB, 2.00%, 3/01/15	1,310	1,317,886
Wisconsin GO Series 2008 TECP:
0.10%, 11/05/14	15,000	15,000,000
0.10%, 12/01/14	33,325	33,325,000
0.10%, 12/04/14	8,000	8,000,000
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN, 0.11%, 5/29/15 (c)	5,410	5,410,000

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B VRDN (BMO Harris Bank N.A. LOC), 0.05%, 11/07/14 (c)	$4,105	$4,105,000
Wisconsin Petroleum Inspection RB Series 2014 TECP, 0.12%, 11/05/14	15,500	15,500,000

		85,488,958
Total Municipal Bonds — 98.4%		1,588,368,331

Closed-End Investment Companies (a)(c)
California — 0.2%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. Liquidity Facility), 0.10%, 11/07/14	2,500	2,500,000
New York — 0.1%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.10%, 11/07/14	1,800	1,800,000
Total Closed-End Investment Companies — 0.3%		4,300,000
Total Investments (Cost — $1,592,668,331*) — 98.7%		1,592,668,331
Other Assets Less Liabilities — 1.3%		21,099,174

Net Assets — 100.0%		$1,613,767,505

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	41

Schedule of Investments (concluded)	MuniFund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,592,668,331	—	$1,592,668,331

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash of $73,878 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

42	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments October 31, 2014	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 96.2%
Alameda County Joint Powers Authority RB Series 2012 MB, 4.00%, 12/01/14	$205	$208,263
Anaheim Redevelopment Agency Tax Allocation SPEARS Series 2007DB-470 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 11/07/14 (a)(b)(c)	3,215	3,215,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) RB Municipal Trust Receipts Floaters Series 2001-4740 VRDN (Bank of America N.A. SBPA), 0.08%, 11/07/14 (a)(b)(c)	1,750	1,750,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) RB Series 2008C-1 VRDN (Sumitomo Mitsui Banking LOC), 0.04%, 11/07/14 (c)	7,000	7,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) RB Series 2008E-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.04%, 11/07/14 (c)	2,495	2,495,000
Bay Area Toll Authority Toll Bridge RB Series 2007-D-2 VRDN (Bank of America N.A. SBPA), 0.04%, 11/07/14 (c)	3,100	3,100,000
Burbank Wastewater Treatment RB Series 2014 MB, 5.00%, 6/01/15	100	102,787
California Community College Financing Authority RB (Participation Project) Series 2014C, 2.00%, 12/31/14	1,000	1,002,926
California Community College Fund RB Series 2014A, 2.00%, 6/30/15	3,600	3,643,981
California Community College Fund RB Series 2014B, 2.00%, 6/30/15	300	303,486
California Department of Water Resources RB Series 2010L MB, 5.00%, 5/01/15	200	204,792
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.08%, 11/07/14 (a)(b)(c)	16,980	16,980,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.08%, 11/07/14 (a)(b)(c)	4,000	4,000,000
California GO Series 2005A-1-2 VRDN (Royal Bank of Canada LOC), 0.03%, 11/07/14 (c)	3,500	3,500,000
California GO Series 2007 MB, 5.00%, 11/01/14	200	200,000
California Health Facilities Financing Authority RB (Catholic Healthcare West Project) Series 1988B VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 11/07/14 (c)	2,000	2,000,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2010B VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 11/07/14 (c)	6,500	6,500,000
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012C VRDN 7 Month Window, 0.13%, 5/29/15 (c)	3,000	3,000,000
California Health Facilities Financing Authority RB SPEARS (Dignity Health Project) Series 2012-DBE-1083 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.15%, 11/07/14 (a)(b)(c)	3,000	3,000,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009A VRDN (Union Bank N.A. LOC), 0.08%, 11/03/14 (c)	8,800	8,800,000

Municipal Bonds	Par (000)	Value
California (continued)
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009D VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.05%, 11/03/14 (c)	$1,800	$1,800,000
California Pollution Control Financing Authority PCRB (Air Products & Chemicals Project) Series 1997 VRDN, 0.07%, 11/03/14 (c)	2,200	2,200,000
California Pollution Control Financing Authority PCRB (Air Products & Chemicals Project) Series 1997B VRDN, 0.07%, 11/03/14 (c)	2,900	2,900,000
California RB Series 2014-15 RAN, 1.50%, 6/22/15	5,000	5,043,907
California School Cash Reserve Program Authority RB Series 2014M, 2.00%, 12/31/14	1,000	1,002,926
California State Health Facilities Financing Authority RB (Providence Health Service Project) Series 2009-4646 VRDN (Bank of America N.A. SBPA), 0.06%, 11/07/14 (a)(c)	2,700	2,700,000
California State University RB (Systemwide Project) Series 2009A MB, 3.50%, 11/01/14	100	100,000
Chino Basin Regional Financing Authority RB (Inland Empire Utility Project) Series 2008B VRDN (Union Bank N.A. LOC), 0.05%, 11/07/14 (c)	1,800	1,800,000
Contra Costa Water District RB Series 2012A MB, 0.09%, 2/12/15	3,500	3,500,000
East Bay Municipal Utility District Water System Series 2014E TECP:
0.10%, 1/07/15	4,000	4,000,000
0.10%, 1/08/15	1,900	1,900,000
0.09%, 2/12/15	5,700	5,700,000
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.13%, 11/07/14 (a)(b)(c)	1,000	1,000,000
Fresno Unified School District GO Series 2014 MB, 4.00%, 8/01/15	600	617,173
Irvine Ranch Water District Special Assessment (Improvement District Consolidated Project) Series 2009B VRDN (Bank of America N.A. LOC), 0.06%, 11/03/14 (c)	3,400	3,400,000
Kern Community College District COP Series 2014, 0.15%, 4/01/15 (c)	2,000	2,000,000
Los Angeles County Metropolitan Transportation Authority RB (Measure R Project) Series 2010B MB, 3.00%, 6/01/15	250	254,050
Los Angeles County Metropolitan Transportation Authority RB (Proposition A Project) Series 2013 MB, 5.00%, 7/01/15	100	103,191
Los Angeles County Metropolitan Transportation Authority RB (Proposition C Project) Series 2013B MB, 4.00%, 7/01/15	1,000	1,025,446
Los Angeles County Metropolitan Transportation Authority RB (Proposition C Project) Series 2013C MB, 5.00%, 7/01/15	800	825,593
Los Angeles County Schools RB (Pooled Transportation Project) Series 2014B-3, 2.00%, 12/31/14	500	501,477
Los Angeles County Schools RB (Pooled Transportation Project) Series 2014B-4, 2.00%, 12/31/14	600	601,764

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	43

Schedule of Investments (continued)	California Money Fund

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Department of Water & Power System RB Series 2011A MB, 5.00%, 7/01/15	$100	$103,205
Los Angeles Department of Water & Power System RB Series 2013A MB, 1.00%, 7/01/15	400	402,168
Los Angeles Unified School District GO Series 2007A-1 MB (AGM Insurance), 4.00%, 7/01/15	150	153,706
Los Angeles Wastewater System RB (Bank of New York Mellon LOC), 0.07%, 11/20/14	2,000	2,000,000
Milpitas Unified School District GO (Election 2012 Project) Series 2014B MB, 1.00%, 8/01/15	500	503,195
Milpitas Unified School District GO Series 2014 MB, 1.00%, 8/01/15	300	301,917
Modesto Wastewater Revenue RB Series 2005A MB, 5.00%, 11/01/14	200	200,000
Ohlone Community College District GO (Election 2010) Series 2014B MB:
1.00%, 11/01/14	800	800,000
1.00%, 8/01/15	545	548,487
Palos Verdes Peninsula Unified School District GO (Capital Appreciation 2005 Measure R Project) SPEARS Series 2006-445 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.16%, 11/07/14 (a)(b)(c)	900	900,000
Pasadena Unified School District GO Series 2004 MB, 5.00%, 11/01/14	290	290,000
Poway Unified School District GO (School Facilities Improvement District Project) Series 2014 MB, 3.00%, 8/01/15	140	142,955
San Bernardino County Housing Authority RB (Raintree Apartment Project) Series 2005A VRDN (Federal Home Loan Bank LOC), 0.06%, 11/07/14 (c)	3,000	3,000,000
San Diego County Regional Airport Authority RB Series 2013A MB, 3.00%, 7/01/15	150	152,758
San Diego County Water Authority Series 2014 TECP (Bank of Tokyo Mitsubishi UFJ Ltd. SBPA), 0.09%, 1/14/15	1,000	1,000,000
San Diego Water Authority Series 2014 TECP, 0.05%, 11/04/14	1,000	1,000,000
San Francisco City & County Airports Commission RB (San Francisco International Airport Project) Series 2011B-2 MB, 5.00%, 5/01/15	50	51,185

Municipal Bonds	Par (000)	Value
California (concluded)
San Francisco City & County GO Series 2008R1 MB, 5.00%, 6/15/15	$100	$102,979
San Francisco Municipal Transportation Agency RB Series 2012A MB, 4.00%, 3/01/15	100	101,244
San Francisco Public Utilities Commission Water RB Series 2009 MB, 5.00%, 11/01/14	100	100,000
San Francisco Unified School District GO (Prop A Election 2006 Project) Series 2007A MB (AGM Insurance), 5.00%, 6/15/15	75	77,187
San Joaquin County Transportation Authority RB (Measure K Project) Series 2014 MB, 1.00%, 3/01/15	500	501,400
San Joaquin Delta Community College District GO (Election 2004) Series 2014C MB, 1.00%, 8/01/15	1,000	1,006,239
Southern California Metropolitan Water District RB Series 2011B MB:
3.00%, 7/01/15	100	101,873
5.00%, 7/01/15	100	103,206
Southern California Public Power Authority RB (Southern Transmission Project) Series 2011 MB, 5.00%, 7/01/15	600	619,115
University of California RB Series 2011AB MB, 5.00%, 5/15/15	800	820,732
University of California RB Series 2013AL-4 VRDN, 0.04%, 11/07/14 (c)	5,250	5,250,000
Ventura Unified School District GO Series 2014 MB, 2.00%, 8/01/15	50	50,684
Total Municipal Bonds — 96.2%		134,365,997

Closed-End Investment Companies (a)(c)
California — 3.6%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. Liquidity Facility), 0.10%, 11/07/14	5,000	5,000,000
Total Investments (Cost — $139,365,997*) — 99.8%		139,365,997
Other Assets Less Liabilities — 0.2%		233,991

Net Assets — 100.0%		$139,599,988

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

See Notes to Financial Statements.

44	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments (concluded)	California Money Fund

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$139,365,997	—	$139,365,997

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash of $70,119 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	45

Schedule of Investments October 31, 2014	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 95.6%
Bronxville Unified Free School District GO Series 2014 BAN, 1.00%, 9/18/15	$800	$806,531
Burnt Hills-Ballston Lake Central School District GO Series 2014 BAN, 1.00%, 6/26/15	1,120	1,125,466
Center Moriches Union Free School District GO Series 2014 TAN, 1.00%, 6/26/15	275	276,095
Dutchess County IDRB (Marist College Marist College Civic Facility A Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.05%, 11/07/14 (a)	1,000	1,000,000
East Aurora Union Free School District GO Series 2014 BAN, 1.00%, 6/18/15	500	502,172
Erie County Industrial Development Agency RB PUTTERS (City School District of the City of Buffalo Project) Series 2008-2946 DN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), 0.10%, 11/07/14 (a)(b)(c)	1,000	1,000,000
Franklin County Civic Development Corp. RB (Alice Hyde Medical Center) Series 2013 VRDN (HSBC Bank USA N.A. LOC), 0.05%, 11/07/14 (a)	1,000	1,000,000
Gorham-Middlesex Central School District GO Series 2014 BAN, 1.00%, 7/08/15	1,370	1,376,749
Greece GO Series 2014 BAN, 1.00%, 6/26/15	970	974,734
Huntington GO Series 2014 BAN, 0.50%, 12/18/14	1,180	1,180,462
Hyde Park Central School District GO Series 2014 BAN, 0.50%, 6/26/15	2,020	2,021,340
Irondequoit GO Series 2014C BAN, 1.00%, 4/24/15	1,335	1,339,399
Kinderhook Central School District GO Series 2014 BAN, 1.00%, 6/25/15	1,100	1,105,056
Lagrange GO Series 2014B BAN, 1.00%, 3/27/15	1,110	1,113,052
Lancaster Township GO Series 2014 BAN, 1.00%, 7/29/15	1,000	1,005,191
Landsingburgh Central School District GO Series 2014 BAN, 1.00%, 7/10/15	1,144	1,150,139
Long Island Power Authority RB Municipal Trust Receipts Floaters Series 2006-1428 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Morgan Stanley Bank Liquidity Agreement), 0.06%, 11/07/14 (a)(b)(c)	1,000	1,000,000
Long Island Power Authority RB Series 1998-1B VRDN (State Street Bank & Trust Co. LOC), 0.07%, 11/03/14 (a)	5,300	5,300,000
Metropolitan Transportation Authority RB (New York Transportation Project) Series 2012C MB, 4.00%, 11/15/14	710	710,891
Metropolitan Transportation Authority RB (Transportation Project) Series 2011A MB, 5.00%, 11/15/14	100	100,153
Metropolitan Transportation Authority RB Series 2002B-1 VRDN (State Street Bank & Trust Co. LOC), 0.04%, 11/07/14 (a)	5,000	5,000,000
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Royal Bank of Canada LOC), 0.07%, 11/03/14 (a)	7,000	7,000,000
Metropolitan Transportation Authority RB Series 2010A-1 MB, 4.00%, 11/15/14	100	100,124
Metropolitan Transportation Authority RB Series 2012B-2 MB, 3.00%, 11/01/14	430	430,000
New Rochelle GO (Public Improvements Project) Series 2014 MB, 2.00%, 3/01/15	80	80,436
New Rochelle GO Series 2014A BAN, 1.00%, 3/06/15	975	977,192

Municipal Bonds	Par (000)	Value
New York (continued)
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.04%, 11/07/14 (a)	$900	$900,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC), 0.05%, 11/07/14 (a)	2,275	2,275,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC), 0.05%, 11/07/14 (a)	3,770	3,770,000
New York City GO Series 2012G-5 VRDN (Wells Fargo Bank N.A. SBPA), 0.06%, 11/03/14 (a)	200	200,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.06%, 11/03/14 (a)	1,200	1,200,000
New York City Housing Development Corp. RB (50th Avenue Development Project) Series 2013A VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 11/07/14 (a)	1,100	1,100,000
New York City Housing Development Corp. RB Series 2012K-2 VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 11/07/14 (a)	4,565	4,565,000
New York City IDRB (New York Law School Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 11/07/14 (a)	4,500	4,500,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.07%, 11/03/14 (a)	1,800	1,800,000
New York City Municipal Water Finance Authority RB (2nd General Resolution Project) Series 2013 VRDN (Bank of Montreal SBPA), 0.07%, 11/03/14 (a)	2,000	2,000,000
New York City Municipal Water Finance Authority RB (Second General Resolution Project) Series 2006-CC2 VRDN (Bank of Nova Scotia SBPA), 0.07%, 11/03/14 (a)	1,300	1,300,000
New York City Municipal Water Finance Authority RB Series 2011A-2 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.06%, 11/03/14 (a)	2,670	2,670,000
New York City Municipal Water Finance Authority RB Series 2015-BB VRDN (Mizuho Bank Ltd. SBPA), 0.07%, 11/03/14 (a)	1,900	1,900,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.06%, 11/03/14 (a)	3,000	3,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2007 MB, 5.00%, 11/01/14	100	100,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.06%, 11/03/14 (a)	900	900,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012C-5 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.04%, 11/07/14 (a)	4,800	4,800,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3F VRDN (Royal Bank of Canada SBPA), 0.07%, 11/03/14 (a)	1,500	1,500,000
New York City Trust for Cultural Resources RB (Lincoln Center Project) Series 2008A-2 VRDN (The Bank of New York Mellon Corp. LOC), 0.06%, 11/03/14 (a)	2,050	2,050,000

See Notes to Financial Statements.

46	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.04%, 11/07/14 (a)	$2,000	$2,000,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.05%, 11/07/14 (a)	1,775	1,775,000
New York Dormitory Authority RB (Long Island University Project) Series 2006A-2 VRDN (TD Bank N.A. LOC), 0.04%, 11/07/14 (a)	3,500	3,500,000
New York Dormitory Authority RB (Mental Health Services Facilities Improvement Project) Series 2008 MB, 5.00%, 2/15/15	60	60,796
New York Dormitory Authority RB (Wagner College Project) Series 1998 VRDN (TD Bank N.A. LOC), 0.04%, 11/07/14 (a)	3,950	3,950,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. SBPA), 0.06%, 11/07/14 (a)(b)(c)	7,000	7,000,000
New York Dormitory Authority RB Series 2010 ROC-RR-II-R-11843 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. Liquidity Agreement), 0.06%, 11/07/14 (a)(b)(c)	1,100	1,100,000
New York GO Municipal Trust Receipts Floaters Series 2013-3320 VRDN (Credit Suisse A.G. SBPA), 0.05%, 11/07/14 (a)(b)(c)	1,700	1,700,000
New York HFA RB (175 West 60th Street Project) Series 2012 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 11/07/14 (a)	2,000	2,000,000
New York HFA RB (175 West 60th Street Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.05%, 11/07/14 (a)	1,500	1,500,000
New York HFA RB (388 Bridge Street Housing Project) Series 2012A VRDN (Manufacturers and Traders Trust Co. LOC), 0.05%, 11/07/14 (a)	300	300,000
New York HFA RB (West 29th Street Housing Project) Series 2012A VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 11/07/14 (a)	1,100	1,100,000
New York Liberty Development Corp. RB (4 World Trade Center Project) SPEARS Series 2011DBE-1327 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.16%, 11/07/14 (a)(b)(c)	2,400	2,400,000
New York Local Government Assistance Corp. RB Series 2003-4V VRDN (Bank of America N.A. SBPA), 0.05%, 11/07/14 (a)	6,805	6,805,000
New York State Environmental Facilities Corp. RB (Environment Project) Series 2004A MB, 5.00%, 12/15/14 (d)	100	100,538
New York State Environmental Facilities Corp. RB (Environment Project) Series 2007A MB, 4.00%, 12/15/14	60	60,256
New York State Housing Finance Agency RB Series 2014A VRDN (Bank of New York Mellon LOC), 0.04%, 11/07/14 (a)	3,500	3,500,000
New York State Housing Finance Agency RB Series 2014A VRDN (Wells Fargo Bank N.A. LOC), 0.05%, 11/07/14 (a)	1,400	1,400,000
New York State Housing Finance Agency RB Series 2014A-1 VRDN (Manufactures & Trades Trust Co. LOC), 0.04%, 11/07/14 (a)	1,200	1,200,000
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2009A-1 MB, 5.00%, 12/15/14	135	135,741
New York Tollway Authority RB Municipal Trust Receipts Floaters Series 2006-1427 VRDN (Morgan Stanley Bank Liquidity Agreement), 0.37%, 11/07/14 (a)(b)(c)	1,120	1,120,000

Municipal Bonds	Par (000)	Value
New York (concluded)
North Babylon Union Free School District GO Series 2014 BAN, 1.00%, 2/13/15	$2,700	$2,706,031
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 11/07/14 (a)	1,100	1,100,000
Rocky Point Union Free School District GO Series 2014-201 BAN, 1.00%, 6/25/15	500	502,372
Saratoga County RB (Saratoga Hospital Project) Series 2014 VRDN (HSBC Bank USA N.A. LOC), 0.05%, 11/07/14 (a)	630	630,000
Seaford Unified Free School District GO Series 2014 TAN (State Aid Withholding Insurance), 1.00%, 6/19/15	1,640	1,647,761
Shenendehowa Central School District GO Series 2014 BAN, 1.00%, 6/25/15	900	904,374
South Country Central School District GO Series 2014-15 BAN, 1.00%, 6/25/15	1,000	1,005,059
Sweet Home Central School District GO Series 2014 BAN, 1.00%, 7/08/15	1,080	1,085,540
Tarrytown GO (Public Improvements Project) Series 2014 MB, 2.00%, 3/15/15	40	40,248
Triborough Bridge & Tunnel Authority RB Austin Trust Series 2008C-1184 VRDN (Bank of America N.A. SBPA), 0.10%, 11/07/14 (a)(b)(c)	700	700,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2A VRDN (CalSTRS LOC), 0.07%, 11/03/14 (a)	1,900	1,900,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2B VRDN (CalSTRS LOC), 0.07%, 11/03/14 (a)	2,300	2,300,000
Triborough Bridge & Tunnel Authority RB Series 2008D MB, 5.00%, 11/15/14	110	110,174
Wappingers Central School District GO Series 2014 BAN, 0.75%, 12/16/14	3,330	3,332,148
Wappingers Central School District GO Series 2014B BAN, 1.00%, 7/10/15	1,070	1,075,314
West Genesee Central School District GO Series 2014 BAN, 1.00%, 10/23/15	1,500	1,508,976
Yonkers IDRB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.06%, 11/07/14 (a)	5,875	5,875,000
Total Municipal Bonds — 95.6%		147,335,510

Closed-End Investment Companies (a)(b)
New York — 4.3%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.10%, 11/07/14	6,700	6,700,000
Total Investments (Cost — $154,035,510*) — 99.9%		154,035,510
Other Assets Less Liabilities — 0.1%		122,199

Net Assets — 100.0%		$154,157,709

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	47

Schedule of Investments (concluded)	New York Money Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$154,035,510	—	$154,035,510

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash of $40,991 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the year ended October 31, 2014.

See Notes to Financial Statements.

48	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Statements of Assets and Liabilities

October 31, 2014	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Assets
Investments at value — unaffiliated[1]	$240,886,490	$6,665,389,963	$1,305,424,952	$47,328,472,250	$10,539,687,151
Repurchase agreements at value — affiliated[2]	—	15,200,000	—	44,500,000	—
Repurchase agreements at value — unaffiliated[3]	—	5,103,897,000	396,810,000	4,443,920,000	9,541,906,000
Cash	1,088,411	—	379,567	434,563	—
Investments sold receivable	—	—	—	474,734,988	—
Interest receivable	20,149	794,098	446,902	9,575,830	7,188,838
Receivable from Manager	8,612	—	—	—	—
Prepaid expenses	35,353	56,588	46,256	48,630	50,510

Total assets	242,039,015	11,785,337,649	1,703,107,677	52,301,686,261	20,088,832,499

Liabilities
Bank overdraft	—	3,186,006	—	—	4,801,840
Income dividends payable	1,975	43,850	50,050	869,452	104,938
Professional fees payable	34,310	95,421	51,598	258,776	112,538
Transfer agent fees payable	3,644	83,836	28,709	329,257	103,446
Custodian fees payable	2,138	91,555	11,390	274,811	117,334
Printing fees payable	2,125	6,549	4,017	26,559	8,820
Officer’s and Trustees’ fees payable	1,214	22,201	8,423	45,450	17,794
Management fees payable	—	861,394	210,855	7,259,169	719,870
Registration fees payable	140	4	70,883	42,021	33,580
Service and distribution fees payable	66	—	11,971	227,576	—
Other accrued expenses payable	13,922	23,648	30,757	47,989	22,872

Total liabilities	59,534	4,414,464	478,653	9,381,060	6,043,032

Net Assets	$241,979,481	$11,780,923,185	$1,702,629,024	$52,292,305,201	$20,082,789,467

Net Assets Consist of
Paid-in capital	$241,972,732	$11,780,687,118	$1,702,295,676	$52,287,732,872	$20,081,882,527
Undistributed net investment income	583	98	39,403	18,582	16,667
Undistributed net realized gain	6,166	235,969	293,945	4,553,747	890,273

Net Assets	$241,979,481	$11,780,923,185	$1,702,629,024	$52,292,305,201	$20,082,789,467

[1] Investments at cost — unaffiliated	$240,886,490	$6,665,389,963	$1,305,424,952	$47,328,472,250	$10,539,687,151
[2] Repurchase agreements at cost — affiliated	—	$15,200,000	—	44,500,000	—
[3] Repurchase agreements at cost — unaffiliated	—	$5,103,897,000	$396,810,000	$4,443,920,000	$9,541,906,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	49

Statements of Assets and Liabilities (continued)

October 31, 2014	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Net Asset Value
Institutional
Net assets	$236,113,374	$10,689,736,736	$1,489,543,474	$46,327,087,513	$18,501,008,768

Shares outstanding[4]	236,107,396	10,689,523,112	1,489,251,845	46,323,038,400	18,500,173,243

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$3,682,847	$748,381,757	213,085,550	$2,673,968,431	$755,491,488

Shares outstanding[4]	3,682,753	748,366,163	213,043,831	2,673,732,885	755,457,379

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management
Net assets	—	$3,546,984	—	$278,181,041	$629,757,227

Shares outstanding[4]	—	3,546,914	—	278,156,727	629,728,794

Net asset value	—	$1.00	—	$1.00	$1.00

Cash Reserve
Net assets	—	$4,561,008	—	$19,977,405	—

Shares outstanding[4]	—	4,560,916	—	19,975,659	—

Net asset value	—	$1.00	—	$1.00	—

Administration
Net assets	$2,183,260	$233,420,558	—	$2,542,670,170	$4

Shares outstanding[4]	2,183,206	233,415,895	—	2,542,447,928	4

Net asset value	$1.00	$1.00	—	$1.00	$1.00

Select
Net assets	—	$92,939,925	—	$424,555,060	$196,531,120

Shares outstanding[4]	—	92,938,068	—	424,517,953	196,522,246

Net asset value	—	$1.00	—	$1.00	$1.00

Private Client
Net assets	—	$6,385,029	—	$14,738,353	—

Shares outstanding[4]	—	6,384,902	—	14,737,064	—

Net asset value	—	$1.00	—	$1.00	—

Premier
Net assets	—	$1,951,188	—	$11,127,228	$860

Shares outstanding[4]	—	1,951,149	—	11,126,256	860

Net asset value	—	$1.00	—	$1.00	$1.00

[4]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

50	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Statements of Assets and Liabilities (continued)

October 31, 2014	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Assets
Investments at value — unaffiliated[1]	$11,154,487,675	$146,283,217	$1,592,668,331	$139,365,997	$154,035,510
Cash	1,671,566	39,889	73,878	70,119	40,991
Investments sold receivable	—	2,101,319	21,604,462	—	—
Interest receivable	1,046,293	265,614	1,974,080	199,703	117,371
Receivable from Manager	—	—	—	4,219	9,344
Prepaid expenses	46,762	42,653	49,595	19,999	13,210

Total assets	11,157,252,296	148,732,692	1,616,370,346	139,660,037	154,216,426

Liabilities
Investments purchased payable	—	261,729	2,447,655	—	—
Income dividends payable	7,054	1,129	19,877	1,022	1,138
Management fees payable	148,698	1,918	36,021	—	152
Professional fees payable	72,498	35,132	43,199	35,241	35,301
Transfer agent fees payable	57,146	3,198	18,665	3,467	2,174
Custodian fees payable	55,470	1,918	11,057	1,690	1,691
Registration fees payable	17,542	8	8	4,617	14
Officer’s and Trustees’ fees payable	4,803	1,230	3,438	1,146	1,016
Printing fees payable	4,530	1,964	2,536	1,783	1,774
Service and distribution fees payable	—	2,075	—	—	—
Other accrued expenses payable	19,339	17,049	20,385	11,083	15,457

Total liabilities	387,080	327,350	2,602,841	60,049	58,717

Net Assets	$11,156,865,216	$148,405,342	$1,613,767,505	$139,599,988	$154,157,709

Net Assets Consist of
Paid-in capital	$11,156,567,016	$148,392,142	$1,613,649,480	$139,599,988	$154,156,821
Undistributed net investment income	1,250	10,033	2,300	—	—
Undistributed net realized gain	296,950	3,167	115,725	—	888

Net Assets	$11,156,865,216	$148,405,342	$1,613,767,505	$139,599,988	$154,157,709

[1] Investments at cost — unaffiliated	$11,154,487,675	$146,283,217	$1,592,668,331	$139,365,997	$154,035,510

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	51

Statements of Assets and Liabilities (concluded)

October 31, 2014	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Net Asset Value
Institutional
Net assets	$10,367,067,458	$144,892,104	$1,219,565,861	$122,721,237	$118,277,783

Shares outstanding[2]	10,366,790,367	144,832,028	1,219,340,202	122,720,267	118,235,119

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$439,496,294	3,513,238	$49,419,798	$1,100,632	—

Shares outstanding[2]	439,484,547	3,511,781	49,410,655	1,100,622	—

Net asset value	$1.00	$1.00	$1.00	$1.00	—

Cash Management
Net assets	14,777,350	—	$8,692,639	—	$20,751,621

Shares outstanding[2]	14,776,955	—	8,691,030	—	20,744,135

Net asset value	$1.00	—	$1.00	—	$1.00

Administration
Net assets	$335,524,114	—	$315,869,417	$1,253,064	$5,416,990

Shares outstanding[2]	335,515,147	—	315,810,970	1,253,054	5,415,036

Net asset value	$1.00	—	$1.00	$1.00	$1.00

Select
Net assets	—	—	$17,580,456	$10,227,949	$7,493,280

Shares outstanding[2]	—	—	17,577,203	10,227,868	7,490,577

Net asset value	—	—	$1.00	$1.00	$1.00

Private Client
Net assets	—	—	$1,817,190	$4,280,234	$1,826,543

Shares outstanding[2]	—	—	1,816,854	4,280,200	1,825,883

Net asset value	—	—	$1.00	$1.00	$1.00

Premier
Net assets	—	—	$822,144	$16,872	$391,492

Shares outstanding[2]	—	—	821,992	16,872	391,351

Net asset value	—	—	$1.00	$1.00	$1.00

[2]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

52	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Statements of Operations

Year Ended October 31, 2014	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Investment Income
Interest — unaffiliated	$197,575	$13,488,077	$5,890,935	$101,423,435	$11,817,341
Interest — affiliated	—	17,378	—	64,945	—

Total investment income	197,575	13,505,455	5,890,935	101,488,380	11,817,341

Expenses
Management	649,727	26,495,630	7,832,435	90,719,426	34,529,715
Registration	47,042	90,516	76,022	104,026	81,800
Professional	39,287	159,135	58,918	480,642	193,747
Service and distribution — class specific	30,521	2,691,746	987,098	14,831,518	8,232,520
Printing	20,689	51,235	22,791	144,404	60,080
Transfer agent	19,860	490,706	135,446	1,810,858	599,994
Custodian	8,921	377,981	81,047	1,210,936	426,961
Officer and Trustees	6,179	179,839	36,689	620,252	249,733
Miscellaneous	38,185	193,629	84,037	650,026	244,702

Total expenses	860,411	30,730,417	9,314,483	110,572,088	44,619,252
Less management fees waived	(630,870)	(15,656,437)	(3,717,344)	(9,106,148)	(26,044,050)
Less service and distribution fees waived — class specific	(30,521)	(2,691,746)	(827,269)	(14,087,658)	(8,232,520)
Less expenses reimbursed by Manager	(21,877)	—	—	—	—

Total expenses after fees waived and/or reimbursed and paid indirectly	177,143	12,382,234	4,769,870	87,378,282	10,342,682

Net investment income	20,432	1,123,221	1,121,065	14,110,098	1,474,659

Realized Gain
Net realized gain from Investments	6,370	217,724	298,517	4,150,893	908,821

Net Increase in Net Assets Resulting from Operations	$26,802	$1,340,945	$1,419,582	$18,260,991	$2,383,480

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	53

Statements of Operations (concluded)

Year Ended October 31, 2014	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Investment Income
Interest	$4,179,573	$330,286	$1,632,023	$140,302	$137,255

Expenses
Management	18,494,995	667,668	5,328,469	594,334	532,357
Service and distribution — class specific	806,791	63,880	662,100	116,577	193,417
Transfer agent	365,313	17,792	97,674	18,931	12,809
Custodian	210,923	10,962	43,175	6,375	4,448
Officer and Trustees	116,128	5,090	22,370	4,763	4,719
Professional	110,579	33,829	52,288	43,917	58,277
Registration	63,294	67,794	93,035	27,991	21,102
Printing	40,405	18,728	22,681	21,707	22,274
Miscellaneous	129,124	25,821	59,923	17,299	22,988

Total expenses	20,337,552	911,564	6,381,715	851,894	872,391
Less management fees waived	(15,197,506)	(538,477)	(4,409,473)	(588,203)	(528,068)
Less service and distribution fees waived — class specific	(806,791)	(63,275)	(662,100)	(116,577)	(193,417)
Less expenses reimbursed by Manager	(156,650)	(70)	—	(22,662)	(27,845)

Total expenses after fees waived and/or reimbursed	4,176,605	309,742	1,310,142	124,452	123,061

Net investment income	2,968	20,544	321,881	15,850	14,194

Realized Gain
Net realized gain from investments	307,434	3,289	117,481	—	918

Net Increase in Net Assets Resulting from Operations	$310,402	$23,833	$439,362	$15,850	$15,112

See Notes to Financial Statements.

54	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
	Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013

Operations
Net investment income	$20,432	$26,328	$1,123,221	$1,299,513
Net realized gain	6,370	10,944	217,724	336,727

Net increase in net assets resulting from operations	26,802	37,272	1,340,945	1,636,240

Distributions to Shareholders From[1]
Net investment income:
Institutional	(19,361)	(23,155)	(1,049,096)	(1,239,359)
Dollar	(880)	(2,992)	(55,212)	(47,035)
Cash Management	—	—	(274)	(243)
Cash Reserve	—	—	(362)	(565)
Administration	(191)	(181)	(9,225)	(1,389)
Select	—	—	(8,349)	(9,818)
Private Client	—	—	(565)	(1,097)
Premier	—	—	(138)	(106)
Net realized gain:
Institutional	(10,434)	(5,617)	(315,800)	(90,123)
Dollar	(622)	(1,058)	(16,062)	(2,412)
Cash Management	—	—	(75)	(16)
Cash Reserve	—	—	(134)	(1)
Administration	(92)	(43)	(434)	(101)
Select	—	—	(2,744)	(760)
Private Client	—	—	(188)	(120)
Premier	—	—	(16)	(8)

Decrease in net assets resulting from distributions to shareholders	(31,580)	(33,046)	(1,458,674)	(1,393,153)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(10,713,909)	52,038,107	(1,218,097,143)	834,766,039

Net Assets
Total increase (decrease) in net assets	(10,718,687)	52,042,333	(1,218,214,872)	835,009,126
Beginning of year	252,698,168	200,655,835	12,999,138,057	12,164,128,931

End of year	$241,979,481	$252,698,168	$11,780,923,185	$12,999,138,057

Undistributed net investment income, end of year	$583	$583	$98	$98

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	55

Statements of Changes in Net Assets (continued)

	TempCash		TempFund		T-Fund
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013	2014	2013

Operations
Net investment income	$1,121,065	$2,882,757	$14,110,098	$35,225,886	$1,474,659	$1,385,955
Net realized gain	298,517	384,590	4,150,893	3,292,448	908,821	1,291,978

Net increase in net assets resulting from operations	1,419,582	3,267,347	18,260,991	38,518,334	2,383,480	2,677,933

Distributions to Shareholders From[1]
Net investment income:
Institutional	(1,081,592)	(2,796,328)	(12,998,350)	(34,560,130)	(1,320,968)	(1,228,879)
Dollar	(39,473)	(47,026)	(472,986)	(190,832)	(66,274)	(58,001)
Cash Management	—	—	(44,995)	(23,861)	(69,149)	(87,721)
Cash Reserve	—	—	(3,387)	(1,354)	—	—
Administration	—	—	(547,455)	(449,469)	—	(54)
Select	—	—	(40,217)	(225)	(17,778)	(9,408)
Private Client	—	—	(1,332)	(8)	—	—
Premier	—	—	(1,376)	(7)	(490)	(1,892)
Net realized gain:
Institutional	(332,596)	(396,397)	(2,871,868)	(2,255,959)	(1,040,550)	(332,109)
Dollar	(56,566)	(43,006)	(141,032)	(92,522)	(54,248)	(14,070)
Cash Management	—	—	(13,409)	(12,911)	(69,212)	(26,088)
Cash Reserve	—	—	(900)	(606)	—	—
Administration	—	—	(167,655)	(138,315)	—	(93)
Select	—	—	(30,548)	(25,228)	(14,130)	(2,234)
Private Client	—	—	(987)	(876)	—	—
Premier	—	—	(1,021)	(908)	(2,891)	—

Decrease in net assets resulting from distributions to shareholders	(1,510,227)	(3,282,757)	(17,337,518)	(37,753,211)	(2,655,690)	(1,760,549)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(1,409,687,643)	(1,062,343,391)	3,936,523,739	(56,265,604)	2,510,946,147	(2,131,882,780)

Net Assets
Total increase (decrease) in net assets	(1,409,778,288)	(1,062,358,801)	3,937,447,212	(55,500,481)	2,510,673,937	(2,130,965,396)
Beginning of year	3,112,407,312	4,174,766,113	48,354,857,989	48,410,358,470	17,572,115,530	19,703,080,926

End of year	$1,702,629,024	$3,112,407,312	$52,292,305,201	$48,354,857,989	$20,082,789,467	$17,572,115,530

Undistributed net investment income, end of year	$39,403	$39,403	$18,582	$18,582	$16,667	—

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

56	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Statements of Changes in Net Assets (continued)

	Treasury Trust Fund		MuniCash		MuniFund
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013	2014	2013

Operations
Net investment income	$2,968	$2,259	$20,544	$77,193	$321,881	$295,099
Net realized gain	307,434	466,468	3,289	566	117,481	244,788

Net increase in net assets resulting from operations	310,402	468,727	23,833	77,759	439,362	539,887

Distributions to Shareholders From[1]
Net investment income:
Institutional	(2,841)	(2,126)	(18,283)	(75,788)	(242,201)	(241,239)
Dollar	(81)	(68)	(2,261)	(1,405)	(8,926)	(6,484)
Cash Management	(5)	(6)	—	—	(2,238)	(1,163)
Administration	(41)	(59)	—	—	(64,407)	(43,734)
Select	—	—	—	—	(3,577)	(2,144)
Private Client	—	—	—	—	(362)	(239)
Premier	—	—	—	—	(170)	(102)
Net realized gain:
Institutional	(461,114)	(108,260)	(396)	(1,042)	(178,452)	(109,947)
Dollar	(7,778)	(5,035)	(70)	(401)	(7,210)	(3,798)
Cash Management	(692)	(311)	—	—	(2,537)	(227)
Administration	(6,111)	(2,733)	—	—	(52,452)	(31,496)
Select	—	—	—	—	(2,767)	(2,305)
Private Client	—	—	—	—	(298)	(177)
Premier	—	—	—	—	(118)	(61)

Decrease in net assets resulting from distributions to shareholders	(478,663)	(118,598)	(21,010)	(78,636)	(565,715)	(443,116)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	3,823,129,561	2,090,604,960	(81,909,624)	(53,315,904)	69,326,779	(58,116,021)

Net Assets
Total increase (decrease) in net assets	3,822,961,300	2,090,955,089	(81,906,801)	(53,316,781)	69,200,426	(58,019,250)
Beginning of year	7,333,903,916	5,242,948,827	230,312,143	283,628,924	1,544,567,079	1,602,586,329

End of year	$11,156,865,216	$7,333,903,916	$148,405,342	$230,312,143	$1,613,767,505	$1,544,567,079

Undistributed net investment income, end of year	$1,250	—	$10,033	$10,033	$2,300	$2,300

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	57

Statements of Changes in Net Assets (concluded)

	California Money Fund		New York Money Fund
	Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013

Operations
Net investment income	$15,850	$22,107	$14,194	$17,577
Net realized gain	—	14,071	918	800

Net increase in net assets resulting from operations	15,850	36,178	15,112	18,377

Distributions to Shareholders From[1]
Net investment income:
Institutional	(14,050)	(18,623)	(10,555)	(14,183)
Dollar	(362)	(677)	—	—
Cash Management	—	—	(2,004)	(1,774)
Administration	(197)	(171)	(601)	(442)
Select	(807)	(2,071)	(931)	(1,131)
Private Client	(433)	(421)	(69)	(28)
Premier	(1)	(144)	(34)	(19)
Net realized gain:
Institutional	(12,559)	—	(615)	—
Dollar	(310)	—	—	—
Cash Management	—	—	(108)	—
Administration	(211)	—	(42)	—
Select	(605)	—	(60)	—
Private Client	(392)	—	(3)	—
Premier	(2)	—	(2)	—

Decrease in net assets resulting from distributions to shareholders	(29,929)	(22,107)	(15,024)	(17,577)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(14,923,921)	(38,716,728)	21,327,492	5,240,817

Net Assets
Total increase (decrease) in net assets	(14,938,000)	(38,702,657)	21,327,580	5,241,617
Beginning of year	154,537,988	193,240,645	132,830,129	127,588,512

End of year	$139,599,988	$154,537,988	$154,157,709	$132,830,129

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

58	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Financial Highlights	Federal Trust Fund

	Institutional
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0003

Net increase from investment operations	0.0001	0.0001	0.0002	0.0001	0.0004

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0003)

Total distributions	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0004)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.02%	0.01%	0.05%

Ratios to Average Net Assets
Total expenses	0.33%	0.32%	0.33%	0.33%	0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%	0.11%	0.11%	0.15%	0.18%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.01%

Supplemental Data
Net assets, end of year (000)	$236,113	$235,349	$188,110	$207,357	$217,013

	Dollar
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0003

Net increase from investment operations	0.0001	0.0001	0.0002	0.0001	0.0003

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0003)

Total distributions	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0003)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.02%	0.01%	0.03%

Ratios to Average Net Assets
Total expenses	0.58%	0.57%	0.58%	0.58%	0.57%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%	0.11%	0.11%	0.14%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$3,683	$15,061	$10,917	$16,579	$23,316

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	59

Financial Highlights (concluded)	Federal Trust Fund

	Administration
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0003

Net increase from investment operations	0.0001	0.0001	0.0002	0.0001	0.0003

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)	(0.0003)

Total distributions	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0003)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.02%	0.01%	0.03%

Ratios to Average Net Assets
Total expenses	0.43%	0.42%	0.43%	0.43%	0.42%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%	0.10%	0.11%	0.13%	0.21%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,183	$2,289	$1,629	$858	$508

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

60	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Financial Highlights	FedFund

	Institutional
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0002	0.0006
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0003	0.0007

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0006)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0003)	(0.0007)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.03%	0.07%

Ratios to Average Net Assets
Total expenses	0.21%	0.21%	0.21%	0.21%	0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.14%	0.17%	0.17%	0.20%

Net investment income	0.01%	0.01%	0.01%	0.02%	0.07%

Supplemental Data
Net assets, end of year (000)	$10,689,737	$12,265,686	$11,698,677	$12,617,763	$13,129,908

	Dollar
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.46%	0.47%	0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.13%	0.17%	0.19%	0.26%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$748,382	$593,574	$325,447	$494,151	$590,682

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	61

Financial Highlights (continued)	FedFund

	Cash Management
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.71%	0.71%	0.71%	0.72%	0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.13%	0.16%	0.19%	0.26%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$3,547	$2,947	$2,350	$11,720	$13,630

	Cash Reserve
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.61%	0.61%	0.61%	0.62%	0.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.12%	0.17%	0.20%	0.26%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$4,561	$4,863	$208	$1,693	$2,244

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

62	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Financial Highlights (continued)	FedFund

	Administration
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.31%	0.31%	0.31%	0.32%	0.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.14%	0.17%	0.20%	0.26%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$233,421	$12,271	$18,664	$17,543	$47,616

	Select
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.06%	1.06%	1.06%	1.07%	1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.14%	0.17%	0.19%	0.26%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$92,940	$111,589	$100,792	$107,781	$130,268

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	63

Financial Highlights (concluded)	FedFund

	Private Client
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.06%	1.06%	1.06%	1.07%	1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.14%	0.17%	0.19%	0.26%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$6,385	$7,729	$16,948	$24,454	$25,918

	Premier
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.81%	0.81%	0.81%	0.82%	0.81%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.14%	0.17%	0.20%	0.26%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$1,951	$479	$1,042	$953	$8,256

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

64	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Financial Highlights	TempCash

	Institutional
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0010	0.0015	0.0013	0.0019
Net realized gain	0.0002	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0006	0.0010	0.0016	0.0014	0.0019

Distributions from:[2]
Net investment income	(0.0004)	(0.0010)	(0.0015)	(0.0013)	(0.0019)
Net realized gain	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]

Total distributions	(0.0006)	(0.0010)	(0.0016)	(0.0014)	(0.0019)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.06%	0.10%	0.16%	0.14%	0.19%

Ratios to Average Net Assets
Total expenses	0.33%	0.31%	0.28%	0.24%	0.25%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.05%	0.10%	0.15%	0.14%	0.19%

Supplemental Data
Net assets, end of year (000)	$1,489,543	$2,647,717	$3,622,878	$4,139,893	$7,833,532

	Dollar
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0002	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0002	0.0002	0.0002	0.0001	0.0000

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0002)	(0.0001)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.02%	0.02%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.58%	0.56%	0.53%	0.50%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.22%	0.26%	0.32%	0.31%	0.36%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$213,086	$464,691	$551,888	$677,156	$680,296

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	65

Financial Highlights	TempFund

	Institutional
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0008	0.0013	0.0012	0.0016
Net realized gain	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0004	0.0008	0.0014	0.0012	0.0016

Distributions from:[2]
Net investment income	(0.0003)	(0.0008)	(0.0013)	(0.0012)	(0.0016)
Net realized gain	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0004)	(0.0008)	(0.0014)	(0.0012)	(0.0016)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.08%	0.14%	0.12%	0.16%

Ratios to Average Net Assets
Total expenses	0.19%	0.19%	0.19%	0.19%	0.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.03%	0.08%	0.14%	0.12%	0.16%

Supplemental Data
Net assets, end of year (000)	$46,327,088	$42,517,741	$43,032,035	$41,826,560	$64,366,170

	Dollar
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0003	0.0001	0.0002	0.0001	0.0000

Distributions from:[2]
Net investment income	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
Net realized gain	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0003)	(0.0001)	(0.0002)	(0.0001)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.02%	0.02%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.44%	0.44%	0.44%	0.44%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.25%	0.31%	0.30%	0.34%

Net investment income	0.02%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$2,673,968	$2,300,509	$1,941,890	$1,787,059	$1,820,807

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

66	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Financial Highlights (continued)	TempFund

	Cash Management
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0003	0.0001	0.0002	0.0001	0.0000

Distributions from:[2]
Net investment income	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
Net realized gain	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0003)	(0.0001)	(0.0002)	(0.0001)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.02%	0.02%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.69%	0.69%	0.69%	0.69%	0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.25%	0.31%	0.28%	0.35%

Net investment income	0.02%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$278,181	$231,804	$300,910	$270,280	$613,283

	Cash Reserve
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0003	0.0001	0.0002	0.0001	0.0000

Distributions from:[2]
Net investment income	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
Net realized gain	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0003)	(0.0001)	(0.0002)	(0.0001)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.02%	0.02%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.59%	0.59%	0.59%	0.59%	0.59%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.24%	0.30%	0.31%	0.34%

Net investment income	0.02%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$19,977	$15,031	$13,130	$16,695	$33,627

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	67

Financial Highlights (continued)	TempFund

	Administration
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0004	0.0003	0.0006
Net realized gain	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0003	0.0002	0.0005	0.0003	0.0006

Distributions from:[2]
Net investment income	(0.0002)	(0.0002)	(0.0004)	(0.0003)	(0.0006)
Net realized gain	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0003)	(0.0002)	(0.0005)	(0.0003)	(0.0006)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	0.02%	0.06%	0.04%	0.06%

Ratios to Average Net Assets
Total expenses	0.29%	0.29%	0.29%	0.29%	0.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.24%	0.27%	0.27%	0.28%

Net investment income	0.02%	0.01%	0.05%	0.03%	0.06%

Supplemental Data
Net assets, end of year (000)	$2,542,670	$2,740,631	$2,548,103	$1,953,551	$1,681,583

	Select
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0000	0.0001	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.04%	1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.19%	0.26%	0.32%	0.30%	0.34%

Net investment income	0.01%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$424,555	$514,918	$536,971	$586,363	$563,559

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

68	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Financial Highlights (concluded)	TempFund

	Private Client
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0000	0.0001	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.04%	1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.19%	0.26%	0.32%	0.30%	0.34%

Net investment income	0.01%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$14,738	$16,524	$19,248	$12,658	$19,942

	Premier
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0000	0.0001	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.79%	0.79%	0.79%	0.79%	0.79%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.19%	0.26%	0.31%	0.31%	0.32%

Net investment income	0.01%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$11,127	$17,700	$18,072	$20,011	$42,558

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	69

Financial Highlights	T-Fund

	Institutional
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0002	0.0001	0.0001	0.0001	0.0002

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
Net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.02%

Ratios to Average Net Assets
Total expenses	0.21%	0.21%	0.20%	0.22%	0.22%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.11%	0.12%	0.11%	0.18%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.02%

Supplemental Data
Net assets, end of year (000)	$18,501,009	$15,448,264	$17,649,086	$12,586,527	$5,571,099

	Dollar
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0002	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
Net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.46%	0.46%	0.45%	0.47%	0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.09%	0.12%	0.12%	0.20%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$755,491	$855,847	$479,912	$497,029	$406,682

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

70	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Financial Highlights (continued)	T-Fund

	Cash Management
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0002	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
Net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.71%	0.71%	0.70%	0.72%	0.72%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.11%	0.12%	0.13%	0.20%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$629,757	$1,002,044	$1,454,450	$1,030,126	$254,091

	Administration
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0002	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]
Net realized gain	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.00%	0.30%	0.30%	0.32%	0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.00%	0.15%	0.12%	0.13%	0.20%

Net investment income	0.00%	0.00%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	— [5]	— [5]	$16,431	$32,718	$35,370

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Net assets end of year are less than $500.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	71

Financial Highlights (concluded)	T-Fund

	Select
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0002	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
Net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.06%	1.06%	1.05%	1.07%	1.07%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.11%	0.12%	0.13%	0.19%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$196,531	$214,156	$103,189	$132,339	$261,679

	Premier
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0002	0.0001	0.0001	0.0001	0.0001

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
Net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.80%	0.81%	0.80%	0.82%	0.82%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%	0.09%	0.13%	0.07%	0.18%

Net investment income	0.00%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$1	$51,805	$13	$17	$684

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

72	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Financial Highlights	Treasury Trust Fund

	Institutional
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0001

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions:	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.21%	0.22%	0.23%	0.24%	0.25%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.07%	0.07%	0.09%	0.13%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$10,367,067	$7,021,176	$4,901,611	$4,836,239	$2,879,900

	Dollar
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0001

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.46%	0.47%	0.48%	0.49%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.04%	0.08%	0.08%	0.10%	0.14%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$439,496	$191,695	$198,062	$160,529	$220,837

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	73

Financial Highlights (concluded)	Treasury Trust Fund

	Cash Management
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0001

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.71%	0.72%	0.73%	0.74%	0.75%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.07%	0.10%	0.14%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.01%

Supplemental Data
Net assets, end of year (000)	$14,777	$12,942	$15,122	$7,792	$33,187

	Administration
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0001

Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.31%	0.32%	0.33%	0.34%	0.35%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%	0.08%	0.07%	0.08%	0.14%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$335,524	$108,091	$128,154	$152,459	$112,779

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

74	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Financial Highlights	MuniCash

	Institutional
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0004	0.0009	0.0012	0.0018
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0004	0.0009	0.0012	0.0018

Distributions from:[2]
Net investment income	(0.0001)	(0.0004)	(0.0009)	(0.0012)	(0.0018)
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—

Total distributions	(0.0001)	(0.0004)	(0.0009)	(0.0012)	(0.0018)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.04%	0.09%	0.12%	0.18%

Ratios to Average Net Assets
Total expenses	0.45%	0.42%	0.40%	0.38%	0.37%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.16%	0.19%	0.20%	0.20%	0.20%

Net investment income	0.01%	0.04%	0.09%	0.13%	0.18%

Supplemental Data
Net assets, end of year (000)	$144,892	$189,271	$233,569	$324,027	$736,547

	Dollar
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.69%	0.66%	0.65%	0.63%	0.62%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	0.23%	0.29%	0.32%	0.38%

Net investment income	0.01%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$3,513	$41,042	$50,060	$76,338	$86,389

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	75

Financial Highlights	MuniFund

	Institutional
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0004	0.0009	0.0013
Net realized gain	0.0002	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0004	0.0003	0.0004	0.0009	0.0013

Distributions from:[2]
Net investment income	(0.0002)	(0.0002)	(0.0004)	(0.0009)	(0.0013)
Net realized gain	(0.0002)	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0004)	(0.0003)	(0.0004)	(0.0009)	(0.0013)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.03%	0.04%	0.09%	0.14%

Ratios to Average Net Assets
Total expenses	0.36%	0.35%	0.34%	0.31%	0.28%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.15%	0.19%	0.19%	0.20%

Net investment income	0.02%	0.02%	0.04%	0.09%	0.13%

Supplemental Data
Net assets, end of year (000)	$1,219,566	$1,159,440	$1,212,494	$1,479,126	$2,584,701

	Dollar
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0002	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0004	0.0002	0.0000	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0002)	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0004)	(0.0002)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.03%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.61%	0.60%	0.59%	0.56%	0.53%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.15%	0.23%	0.28%	0.33%

Net investment income	0.02%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$49,420	$58,832	$64,251	$134,835	$103,206

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

76	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Financial Highlights (continued)	MuniFund

	Cash Management
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0002	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0004	0.0002	0.0000	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0002)	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0004)	(0.0002)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.03%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.86%	0.86%	0.84%	0.81%	0.78%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.11%	0.23%	0.30%	0.33%

Net investment income	0.02%	0.02%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$8,693	$18,390	$1,287	$1,384	$22,811

	Administration
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0000 [1]	0.0002	0.0004
Net realized gain	0.0002	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0004	0.0002	0.0000	0.0002	0.0004

Distributions from:[2]
Net investment income	(0.0002)	(0.0001)	(0.0000)[3]	(0.0002)	(0.0004)
Net realized gain	(0.0002)	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0004)	(0.0002)	(0.0000)	(0.0002)	(0.0004)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.03%	0.00%	0.02%	0.03%

Total Return
Total expenses	0.46%	0.45%	0.44%	0.41%	0.38%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.16%	0.22%	0.27%	0.30%

Net investment income	0.02%	0.01%	0.00%	0.02%	0.04%

Supplemental Data
Net assets, end of year (000)	$315,869	$288,779	$306,763	$442,810	$481,305

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	77

Financial Highlights (continued)	MuniFund

	Select
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0002	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0004	0.0002	0.0000	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0002)	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0004)	(0.0002)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.03%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.21%	1.20%	1.19%	1.16%	1.13%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.15%	0.23%	0.28%	0.33%

Net investment income	0.02%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$17,580	$16,299	$15,107	$18,857	$19,190

	Private Client
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0002	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0004	0.0002	0.0000	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0002)	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0004)	(0.0002)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.03%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.21%	1.20%	1.19%	1.16%	1.13%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.15%	0.23%	0.29%	0.33%

Net investment income	0.02%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$1,817	$1,787	$1,998	$2,130	$4,072

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

78	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Financial Highlights (concluded)	MuniFund

	Premier
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0002	0.0001	0.0000 [1]	—	—

Net increase from investment operations	0.0004	0.0002	0.0000	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0002)	(0.0001)	(0.0000)[3]	—	—

Total distributions	(0.0004)	(0.0002)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%	0.03%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.96%	0.95%	0.94%	0.91%	0.88%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.15%	0.22%	0.28%	0.33%

Net investment income	0.02%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$822	$1,040	$687	$15,026	$7,160

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	79

Financial Highlights	California Money Fund

	Institutional
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0002	0.0009	0.0016
Net realized gain	0.0001	—	—	0.0013	0.0000 [1]

Net increase from investment operations	0.0002	0.0001	0.0002	0.0022	0.0016

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0002)	(0.0009)	(0.0016)
Net realized gain	(0.0001)	—	—	(0.0013)	(0.0000)[3]

Total distributions	(0.0002)	(0.0001)	(0.0002)	(0.0022)	(0.0016)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.02%	0.22%	0.16%

Ratios to Average Net Assets
Total expenses	0.46%	0.45%	0.43%	0.42%	0.41%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.13%	0.18%	0.19%	0.20%

Net investment income	0.01%	0.01%	0.02%	0.09%	0.16%

Supplemental Data
Net assets, end of year (000)	$122,721	$136,074	$162,188	$284,521	$280,309

	Dollar
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	—	—	0.0013	0.0000 [1]

Net increase from investment operations	0.0002	0.0001	0.0001	0.0013	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	—	—	(0.0013)	(0.0000)[3]

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0013)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.13%	0.00%

Ratios to Average Net Assets
Total expenses	0.71%	0.69%	0.68%	0.67%	0.66%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.14%	0.19%	0.29%	0.36%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$1,101	$4,800	$15,876	$7,631	$15,957

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

80	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Financial Highlights (continued)	California Money Fund

	Administration
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0003	0.0006
Net realized gain	0.0001	—	—	0.0013	0.0000 [1]

Net increase from investment operations	0.0002	0.0001	0.0001	0.0016	0.0006

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0003)	(0.0006)
Net realized gain	(0.0001)	—	—	(0.0013)	(0.0000)[3]

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0016)	(0.0006)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.16%	0.06%

Ratios to Average Net Assets
Total expenses	0.56%	0.55%	0.53%	0.52%	0.51%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.13%	0.19%	0.26%	0.30%

Net investment income	0.01%	0.01%	0.01%	0.04%	0.06%

Supplemental Data
Net assets, end of year (000)	$1,253	$2,313	$1,191	$1,322	$2,545

	Select
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	—	—	0.0013	0.0000 [1]

Net increase from investment operations	0.0002	0.0001	0.0001	0.0013	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	—	—	(0.0013)	(0.0000)[3]

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0013)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.13%	0.00%

Ratios to Average Net Assets
Total expenses	1.32%	1.29%	1.28%	1.27%	1.26%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.13%	0.19%	0.28%	0.36%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$10,228	$6,385	$7,600	$16,535	$16,658

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	81

Financial Highlights (concluded)	California Money Fund

	Private Client
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	—	—	0.0013	0.0000 [1]

Net increase from investment operations	0.0002	0.0001	0.0001	0.0013	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	—	—	(0.0013)	(0.0000)[3]

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0013)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.13%	0.00%

Ratios to Average Net Assets
Total expenses	1.32%	1.30%	1.28%	1.27%	1.26%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.13%	0.19%	0.28%	0.36%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$4,280	$4,949	$4,601	$5,009	$4,381

	Premier
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	—	—	0.0013	0.0000 [1]

Net increase from investment operations	0.0002	0.0001	0.0001	0.0013	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0001)	—	—	(0.0013)	(0.0000)[3]

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0013)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	0.01%	0.01%	0.13%	0.00%

Ratios to Average Net Assets
Total expenses	1.05%	1.05%	1.03%	1.02%	1.01%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.14%	0.19%	0.28%	0.36%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$17	$17	$1,786	$1,786	$2,274

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

82	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Financial Highlights	New York Money Fund

	Institutional
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0002	0.0006	0.0012
Net realized gain	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0002	0.0038	0.0012

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0002)	(0.0006)	(0.0012)
Net realized gain	(0.0000)[3]	—	(0.0000)[3]	(0.0032)	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0002)	(0.0038)	(0.0012)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.02%	0.03%	0.37%	0.12%

Ratios to Average Net Assets
Total expenses	0.48%	0.46%	0.45%	0.43%	0.41%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.14%	0.18%	0.19%	0.20%

Net investment income	0.01%	0.01%	0.02%	0.06%	0.11%

Supplemental Data
Net assets, end of year (000)	$118,278	$94,547	$106,194	$125,869	$192,928

	Cash Management
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0032	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	—	(0.0000)[3]	(0.0032)	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0032)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.32%	0.00%

Ratios to Average Net Assets
Total expenses	0.98%	0.96%	0.95%	0.93%	0.91%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.14%	0.21%	0.25%	0.31%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$20,752	$21,079	$5,324	$5,171	$6,750

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	83

Financial Highlights (continued)	New York Money Fund

	Administration
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0002
Net realized gain	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0032	0.0002

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0002)
Net realized gain	(0.0000)[3]	—	(0.0000)[3]	(0.0032)	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0032)	(0.0002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.32%	0.03%

Ratios to Average Net Assets
Total expenses	0.58%	0.56%	0.55%	0.53%	0.51%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.14%	0.19%	0.24%	0.29%

Net investment income	0.01%	0.01%	0.01%	0.01%	0.03%

Supplemental Data
Net assets, end of year (000)	$5,417	$7,233	$3,315	$11,153	$12,067

	Select
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0032	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	—	(0.0000)[3]	(0.0032)	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0032)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.32%	0.00%

Ratios to Average Net Assets
Total expenses	1.33%	1.31%	1.30%	1.28%	1.26%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.15%	0.20%	0.25%	0.31%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$7,493	$9,473	$11,812	$10,281	$15,198

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

84	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Financial Highlights (concluded)	New York Money Fund

	Private Client
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0032	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	—	(0.0000)[3]	(0.0032)	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0032)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.32%	0.00%

Ratios to Average Net Assets
Total expenses	1.34%	1.31%	1.30%	1.28%	1.26%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	0.16%	0.20%	0.26%	0.32%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$1,827	$266	$506	$2,499	$8,648

	Premier
	Year Ended October 31,
	2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0032	0.0000

Distributions from:[2]
Net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[1]	—	(0.0000)[3]	(0.0032)	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0032)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.01%	0.01%	0.32%	0.00%

Ratios to Average Net Assets
Total expenses	1.08%	1.06%	1.05%	1.04%	1.01%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%	0.16%	0.20%	0.24%	0.32%

Net investment income	0.01%	0.01%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$391	$232	$438	$264	$124

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	85

Notes to Financial Statements

1. Organization:

BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to the Trust’s ten series: Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund (collectively, the “Funds” or individually, a “Fund”). Each of the Funds, except California Money Fund and New York Money Fund, is diversified.

Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. During the year ended October 31, 2014, no Plus Shares, Cash Plus Shares or Premier Choice Shares were outstanding.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Trust’s financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

86	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Notes to Financial Statements (continued)

3. Securities and Other Investments:

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. Certain Funds, along with other affiliated investment companies, may transfer uninvested cash into joint trading accounts which are then invested in repurchase agreements. As of October 31, 2014, FedFund, TempCash, TempFund and T-Fund invested in repurchase agreements through joint trading accounts.

In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by certain Funds under Master Repurchase Agreements (each, an “MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund would recognize a liability with respect to such excess collateral. The liability reflects each Fund’s obligation under bankruptcy law to return the excess to the counterparty.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into a management agreement with BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory, administration and accounting services to the Funds.

For the management and administration services provided and certain expenses assumed by it under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 Billion[1]	.175% of the first $1 Billion[2]
.150% of the next $1 Billion[1]	.150% of the next $1 Billion[2]
.125% of the next $1 Billion[1]	.125% of the next $1 Billion[2]
.100% of the next $1 Billion[1]	.100% of amounts in excess of $3 Billion[2]
.095% of the next $1 Billion[1]
.090% of the next $1 Billion[1]
.085% of the next $1 Billion[1]
.080% of amounts in excess of $7 Billion[1]

(1)	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.

(2)	Based on the average net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.185% of the next $1 Billion
.180% of amounts in excess of $7 Billion

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	87

Notes to Financial Statements (continued)

TempFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.180% of the next $1 Billion
.175% of the next $1 Billion
.170% of amounts in excess of $8 Billion
California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 Billion
.350% of the next $1 Billion
.325% of the next $1 Billion
.300% of amounts in excess of $3 Billion

The Manager has contractually agreed to waive fees and/or reimburse operating expenses in order to keep combined management fees and miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business) from exceeding 0.18% of the average daily net assets of TempCash and TempFund and 0.20% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2015, unless approved by the Board of Trustees, including a majority of the independent Trustees.

The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of the Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee[1]	Distribution Fee[1]
Dollar	0.25%	—
Cash Management	0.50%	—
Cash Reserve	0.40%	—
Administration	0.10%	—
Select	0.50%	0.35%
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

(1)	Due to certain contractual and voluntary waivers, the above stated rates may be reduced.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier shareholders.

In addition, BRIL has contractually agreed to waive service and/or distribution fees until March 1, 2015 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively. The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period.

The Manager and BRIL have also voluntarily agreed to waive a portion of their respective management, service and distribution fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as management fees waived and service and distribution fees waived — class specific. The Manager and BRIL may discontinue the voluntary waiver at any time.

88	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Notes to Financial Statements (continued)

For the year ended October 31, 2014, the following tables show the various types of class specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses:

Service and Distribution Fees
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$28,246	—	—	$2,275	—	—	—	$30,521
FedFund	$1,636,650	$16,057	$17,932	$94,372	$859,513	$58,315	$8,907	$2,691,746
TempCash	$987,098	—	—	—	—	—	—	$987,098
TempFund	$6,409,219	$1,227,703	$74,120	$2,942,344	$3,958,729	$134,349	$85,054	$14,831,518
T-Fund	$2,001,425	$4,340,917	—	$—	$1,815,543	—	$74,635	$8,232,520
Treasury Trust Fund	$601,877	$78,110	—	$126,804	—	—	—	$806,791
MuniCash	$63,880	—	—	—	—	—	—	$63,880
MuniFund	$111,582	$55,943	—	$322,052	$152,031	$15,386	$5,106	$662,100
California Money Fund	$9,053	—	—	$1,964	$68,609	$36,849	$102	$116,577
New York Money Fund	—	$100,208	—	$6,013	$79,227	$5,911	$2,058	$193,417

Service and Distribution Fees Waived
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$28,247	—	—	$2,274	—	—	—	$30,521
FedFund	$1,636,656	$16,056	$17,932	$94,372	$859,512	$58,312	$8,906	$2,691,746
TempCash	$827,269	—	—	—	—	—	—	$827,269
TempFund	$6,124,345	$1,200,025	$71,988	$2,615,863	$3,862,111	$131,065	$82,261	$14,087,658
T-Fund	$2,001,416	$4,340,927	—	$—	$1,815,542	—	$74,635	$8,232,520
Treasury Trust Fund	$601,877	$78,110	—	$126,804	—	—	—	$806,791
MuniCash	$63,275	—	—	—	—	—	—	$63,275
MuniFund	$111,580	$55,942	—	$322,059	$152,030	$15,385	$5,104	$662,100
California Money Fund	$9,052	—	—	$1,963	$68,613	$36,848	$101	$116,577
New York Money Fund	—	$100,214	—	$6,012	$79,226	$5,909	$2,056	$193,417

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended October 31, 2014, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
TempFund	$30,001,019	$134,775,675
MuniCash	$137,889,239	$162,213,075
MuniFund	$713,819,777	$974,329,538
California Money Fund	$158,625,954	$123,055,969
New York Money Fund	$108,501,400	$108,042,048

5. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended October 31, 2014. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of October 31, 2014, the following permanent differences attributable to fees received on trade settlements were reclassified to the following accounts:

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	89

Notes to Financial Statements (continued)

	Paid in-Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
T-Fund	—	$16,667	$(16,667)
Treasury Trust Fund	—	$1,250	$(1,250)
California Money Fund	$(8)	—	8

The tax character of distributions paid was as follows:

	Tax-Exempt Income[1]	Ordinary Income	Long-Term Capital Gain	Total
Federal Trust Fund
10/31/14	—	$31,580	—	$31,580
10/31/13	—	$33,046	—	$33,046
FedFund
10/31/14	—	$1,458,674	—	$1,458,674
10/31/13	—	$1,393,153	—	$1,393,153
TempCash
10/31/14	—	$1,510,227	—	$1,510,227
10/31/13	—	$3,282,757	—	$3,282,757
TempFund
10/31/14	—	$17,337,518	—	$17,337,518
10/31/13	—	$37,262,533	$490,678	$37,753,211
T-Fund
10/31/14	—	$2,655,690	—	$2,655,690
10/31/13	—	$1,759,217	$1,332	$1,760,549
Treasury Trust Fund
10/31/14	—	$478,663	—	$478,663
10/31/13	—	$118,598	—	$118,598
MuniCash
10/31/14	$20,544	—	$466	$21,010
10/31/13	$77,193	$944	$499	$78,636
MuniFund
10/31/14	$321,881	$66,500	$177,334	$565,715
10/31/13	$295,112	129,711	$18,293	$443,116
California Money Fund
10/31/14	$15,850	$14,079	—	$29,929
10/31/13	$22,107	—	—	$22,107
New York Money Fund
10/31/14	$14,194	—	$830	$15,024
10/31/13	$17,577	—	$4,085	$21,662

(1) The Trusts designate these amounts paid during the fiscal year ended October 31, 2014, as exempt-interest dividend.

As of October 31, 2014, the tax components of accumulated net earnings were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Total
Federal Trust Fund	—	$6,749	—	$6,749
FedFund	—	$227,011	$9,056	$236,067
TempCash	—	$327,194	$6,154	$333,348
TempFund	—	$4,522,851	$49,478	$4,572,329
T-Fund	—	$905,187	$1,753	$906,940
Treasury Trust Fund	—	$298,200	—	$298,200
MuniCash	$10,033	$8	$3,159	$13,200
MuniFund	$2,294	$10,643	$105,088	$118,025
New York Money Fund	—	—	$888	$888

6. Principal Risks:

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented may affect the Funds’ operations and return potential.

MuniCash, MuniFund, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

90	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Notes to Financial Statements (continued)

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

7. Capital Share Transactions:

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Year Ended October 31,
Federal Trust Fund	2014	2013
Institutional
Shares sold	426,887,521	713,263,548
Shares issued in reinvestment of distributions	3,596	4,437
Shares redeemed	(426,122,351)	(666,029,581)

Net increase	768,766	47,238,404

Dollar
Shares sold	18,844,636	77,006,648
Shares issued in reinvestment of distributions	1,174	2,961
Shares redeemed	(30,223,188)	(72,869,288)

Net increase (decrease)	(11,377,378)	4,140,321

Administration
Shares sold	1,053,329	2,226,191
Shares issued in reinvestment of distributions.	283	224
Shares redeemed	(1,158,909)	(1,567,033)

Net increase (decrease)	(105,297)	659,382

Total Net Increase (Decrease)	(10,713,909)	52,038,107

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	91

Notes to Financial Statements (continued)

	Year Ended October 31,
FedFund	2014	2013
Institutional
Shares sold	104,737,399,250	110,197,022,870
Shares issued in reinvestment of distributions	887,484	862,392
Shares redeemed	(106,314,117,059)	(109,631,102,492)

Net increase (decrease)	(1,575,830,325)	566,782,770

Dollar
Shares sold	10,632,278,726	9,871,507,153
Shares issued in reinvestment of distributions	472	195
Shares redeemed	(10,477,470,518)	(9,603,394,140)

Net increase	154,808,680	268,113,208

Cash Management
Shares sold	600,343	600,244
Shares redeemed	—	(4,000)

Net increase	600,343	596,244

Cash Reserve
Shares sold	13,488,860	17,487,937
Shares redeemed	(13,790,721)	(12,833,521)

Net increase (decrease)	(301,861)	4,654,416

Administration
Shares sold	506,149,437	210,621,052
Shares issued in reinvestment of distributions	1	64
Shares redeemed	(285,003,966)	(217,014,477)

Net increase (decrease)	221,145,472	(6,393,361)

Select
Shares sold	86,700,251	110,128,097
Shares issued in reinvestment of distributions	11,076	10,576
Shares redeemed	(105,359,344)	(99,343,497)

Net increase (decrease)	(18,648,017)	10,795,176

Private Client
Shares sold	3,781,542	4,609,231
Shares issued in reinvestment of distributions	752	1,220
Shares redeemed	(5,126,320)	(13,829,557)

Net decrease	(1,344,026)	(9,219,106)

Premier
Shares sold	6,188,143	3,902,999
Shares issued in reinvestment of distributions	154	114
Shares redeemed	(4,715,706)	(4,466,421)

Net increase (decrease)	1,472,591	(563,308)

Total Net Increase (Decrease)	(1,218,097,143)	834,766,039

92	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Notes to Financial Statements (continued)

	Year Ended October 31,
TempCash	2014	2013
Institutional
Shares sold	20,159,706,074	22,888,390,190
Shares issued in reinvestment of distributions	573,218	1,151,513
Total issued	20,160,279,292	22,889,541,703
Shares redeemed	(21,318,383,427)	(23,864,668,734)

Net decrease	(1,158,104,135)	(975,127,031)

Dollar
Shares sold	99,732,244	810,333,878
Shares issued in reinvestment of distributions	80,795	66,795
Shares redeemed	(351,396,547)	(897,617,033)

Net decrease	(251,583,508)	(87,216,360)

Administration
Shares sold	—	8
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	(8)

Net increase	—	—

Total Net Decrease	(1,409,687,643)	(1,062,343,391)

TempFund
Institutional
Shares sold	635,343,864,441	619,713,221,579
Shares issued in reinvestment of distributions	6,530,071	16,111,363
Shares redeemed	(631,541,890,323)	(620,244,394,210)

Net increase (decrease)	3,808,504,189	(515,061,268)

Dollar
Shares sold	36,753,858,141	32,195,014,137
Shares issued in reinvestment of distributions	56,083	9,074
Shares redeemed	(36,380,515,435)	(31,836,488,686)

Net increase	373,398,789	358,534,525

Cash Management
Shares sold	688,072,757	689,699,547
Shares issued in reinvestment of distributions	52,278	32,164
Shares redeemed	(641,754,403)	(758,671,981)

Net increase (decrease)	46,370,632	(68,940,270)

Cash Reserve
Shares sold	205,063,547	40,135,815
Shares issued in reinvestment of distributions	2,157	1,080
Shares redeemed	(200,119,565)	(38,236,236)

Net increase	4,946,139	1,900,659

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	93

Notes to Financial Statements (continued)

	Year Ended October 31,
TempFund (concluded)	2014	2013
Administration
Shares sold	13,239,518,823	13,561,200,519
Shares issued in reinvestment of distributions	58,579	118,056
Total issued	13,239,577,402	13,561,318,575
Shares redeemed	(13,437,553,677)	(13,368,859,658)

Net increase (decrease)	(197,976,275)	192,458,917

Select
Shares sold	402,932,121	525,462,899
Shares issued in reinvestment of distributions	70,081	25,684
Total issued	403,002,202	525,488,583
Shares redeemed	(493,363,563)	(547,550,927)

Net decrease	(90,361,361)	(22,062,344)

Private Client
Shares sold	26,593,626	31,073,176
Shares issued in reinvestment of distributions	2,329	893
Shares redeemed	(28,382,046)	(33,797,833)

Net decrease	(1,786,091)	(2,723,764)

Premier
Shares sold	19,049,913	30,571,799
Shares issued in reinvestment of distributions	2,345	922
Shares redeemed	(25,624,541)	(30,944,780)

Net decrease	(6,572,283)	(372,059)

Total Net Increase (Decrease)	3,936,523,739	(56,265,604)

T-Fund
Institutional
Shares sold	115,794,064,763	100,705,062,309
Shares issued in reinvestment of distributions	1,179,623	880,604
Shares redeemed	(112,742,298,144)	(102,907,529,313)

Net increase (decrease)	3,052,946,242	(2,201,586,400)

Dollar
Shares sold	604,415,988	1,783,098,524
Shares issued in reinvestment of distributions	4,778	3,945
Shares redeemed	(704,753,194)	(1,407,222,958)

Net increase (decrease)	(100,332,428)	375,879,511

Cash Management
Shares sold	2,492,164,730	4,558,450,090
Shares issued in reinvestment of distributions	60,327	62,186
Shares redeemed	(2,864,472,606)	(5,010,995,889)

Net decrease	(372,247,549)	(452,483,613)

94	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Notes to Financial Statements (continued)

	Year Ended October 31,
T-Fund (concluded)	2014	2013
Administration
Shares sold	—	321,449
Shares issued in reinvestment of distributions	—	133
Total issued	—	321,582
Shares redeemed	—	(16,752,114)

Net decrease	—	(16,430,532)

Select
Shares sold	395,753,942	256,503,193
Shares issued in reinvestment of distributions	31,785	11,610
Shares redeemed	(413,405,273)	(145,564,842)

Net increase (decrease)	(17,619,546)	110,949,961

Premier
Shares sold	11,001,723	79,995,162
Shares issued in reinvestment of distributions	3,395	1,880
Shares redeemed	(62,805,690)	(28,208,749)

Net increase (decrease)	(51,800,572)	51,788,293

Total Net Increase (Decrease)	2,510,946,147	(2,131,882,780)

Treasury Trust Fund
Institutional
Shares sold	27,066,241,606	25,075,472,986
Shares issued in reinvestment of dividends and distributions	149,019	33,584
Shares redeemed	(23,720,329,546)	(22,956,294,291)

Net increase	3,346,061,079	2,119,212,279

Dollar
Shares sold	1,566,073,094	1,315,381,409
Shares issued in reinvestment of distributions	435	290
Shares redeemed	(1,318,272,081)	(1,321,743,981)

Net increase (decrease)	247,801,448	(6,362,282)

Cash Management
Shares sold	28,111,076	68,676,620
Shares redeemed	(26,275,548)	(70,856,656)

Net increase (decrease)	1,835,528	(2,180,036)

Administration
Shares sold	2,316,992,471	553,556,616
Shares issued in reinvestment of distributions	502	30
Shares redeemed	(2,089,561,467)	(573,621,647)

Net increase (decrease)	227,431,506	(20,065,001)

Total Net Increase	3,823,129,561	2,090,604,960

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	95

Notes to Financial Statements (continued)

	Year Ended October 31,
MuniCash	2014	2013
Institutional
Shares sold	292,180,090	675,784,940
Shares issued in reinvestment of distributions	1,649	5,319
Total issued	292,181,739	675,790,259
Shares redeemed	(336,572,046)	(720,107,898)

Net decrease	(44,390,307)	(44,317,639)

Dollar
Shares sold	51,284,592	135,231,115
Shares issued in reinvestment of distributions	2,083	1,571
Shares redeemed	(88,805,992)	(144,230,951)

Net decrease	(37,519,317)	(8,998,265)

Cash Reserve
Shares sold	—	11
Shares redeemed	—	(11)

Net increase (decrease)	—	—

Total Net Decrease	(81,909,624)	(53,315,904)

MuniFund
Institutional
Shares sold	5,362,576,205	7,375,361,885
Shares issued in reinvestment of distributions	118,246	82,048
Shares redeemed	(5,302,475,402)	(7,428,563,984)

Net increase (decrease)	60,219,049	(53,120,051)

Dollar
Shares sold	214,637,156	230,598,154
Shares issued in reinvestment of distributions	1	14
Shares redeemed	(224,041,932)	(236,035,610)

Net decrease	(9,404,775)	(5,437,442)

Cash Management
Shares sold	6,415,596	38,898,023
Shares issued in reinvestment of distributions	2,381	662
Shares redeemed	(16,111,796)	(21,800,161)

Net increase (decrease)	(9,693,819)	17,098,524

Administration
Shares sold	545,635,891	1,271,975,240
Shares issued in reinvestment of distributions	16,342	6,332
Shares redeemed	(518,541,163)	(1,289,971,610)

Net increase (decrease)	27,111,070	(17,990,038)

Select
Shares sold	37,685,747	44,467,155
Shares issued in reinvestment of distributions	6,343	4,444
Shares redeemed	(36,409,885)	(43,280,212)

Net increase	1,282,205	1,191,387

96	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Notes to Financial Statements (continued)

	Year Ended October 31,
MuniFund (concluded)	2014	2013
Private Client
Shares sold	90,107	124,897
Shares issued in reinvestment of distributions	661	416
Total issued	90,768	125,313
Shares redeemed	(60,331)	(336,868)

Net increase (decrease)	30,437	(211,555)

Premier
Shares sold	242,664	370,799
Shares issued in reinvestment of distributions	289	163
Shares redeemed	(460,341)	(17,808)

Net increase (decrease)	(217,388)	353,154

Total Net Increase (Decrease)	69,326,779	(58,116,021)

California Money Fund
Institutional
Shares sold	522,226,289	586,232,484
Shares issued in reinvestment of distributions	1,263	733
Shares redeemed	(535,568,080)	(612,359,614)

Net decrease	(13,340,528)	(26,126,397)

Dollar
Shares sold	31,316,029	39,519,971
Shares issued in reinvestment of distributions	659	634
Shares redeemed	(35,015,857)	(50,596,473)

Net decrease	(3,699,169)	(11,075,868)

Administration
Shares sold	3,598,915	3,770,997
Shares redeemed	(4,658,542)	(2,648,825)

Net increase (decrease)	(1,059,627)	1,122,172

Select
Shares sold	13,422,920	39,808,617
Shares issued in reinvestment of distributions	1,412	2,069
Shares redeemed	(9,580,725)	(41,026,311)

Net increase (decrease)	3,843,607	(1,215,625)

Private Client
Shares sold	64,889	4,247,763
Shares issued in reinvestment of distributions	825	419
Shares redeemed	(733,784)	(3,900,662)

Net increase (decrease)	(668,070)	347,520

Premier
Shares sold	2	1
Shares issued in reinvestment of distributions	2	144
Shares redeemed	(138)	(1,768,675)

Net decrease	(134)	(1,768,530)

Total Net Decrease	(14,923,921)	(38,716,728)

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	97

Notes to Financial Statements (concluded)

	Year Ended October 31,
New York Money Fund	2014	2013
Institutional
Shares sold	289,249,537	282,678,587
Shares issued in reinvestment of distributions	938	1,293
Total issued	289,250,475	282,679,880
Shares redeemed	(265,522,538)	(294,319,115)

Net increase (decrease)	23,727,937	(11,639,235)

Cash Management
Shares sold	60,720,565	86,462,934
Shares redeemed	(61,046,869)	(70,715,672)

Net increase (decrease)	(326,304)	15,747,262

Administration
Shares sold	25,660,018	16,935,482
Shares redeemed	(27,474,742)	(13,018,080)

Net increase (decrease)	(1,814,724)	3,917,402

Select
Shares sold	11,543,048	24,074,856
Shares issued in reinvestment of distributions	993	1,122
Shares redeemed	(13,522,921)	(26,415,854)

Net decrease	(1,978,880)	(2,339,876)

Private Client
Shares sold	1,630,376	1,057,395
Shares issued in reinvestment of distributions	71	25
Shares redeemed	(70,345)	(1,296,651)

Net increase (decrease)	1,560,102	(239,231)

Premier
Shares sold	534,988	698,565
Shares issued in reinvestment of distributions	36	19
Shares redeemed	(375,663)	(904,089)

Net increase (decrease)	159,361	(205,505)

Total Net Increase	21,327,492	5,240,817

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

98	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Liquidity Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund, and New York Money Fund, constituting BlackRock Liquidity Funds (collectively the “Funds”), as of October 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

December 22, 2014

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund and Treasury Trust Fund during the fiscal year ended October 31, 2014:

Interest Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents[1]
Month Paid:
November 2013 - October 2014
Federal Trust Fund	100.00%
FedFund	100.00%
TempCash	100.00%
TempFund	100.00%
T-Fund	100.00%
Treasury Trust Fund	100.00%

Federal Obligation Interest[2]
Federal Trust Fund	58.30%
FedFund	21.98%
TempCash	1.09%
TempFund	1.17%
T-Fund	36.01%
Treasury Trust Fund	0.89%

[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for non-resident aliens and foreign corporations.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax. Additionally, at least 50% of the assets of Federal Trust Fund and Treasury Trust Fund were invested in federal obligations at the end of each fiscal quarter.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	99

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Liquidity Funds (the “Trust”) met in person on April 24, 2014 (the “April Meeting”) and May 28-30, 2014 (the “May Meeting”) to consider the approval of the Trust’s investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor, on behalf of each series of the Trust (each, a “Fund,” and together, the “Funds”).

Activities and Composition of the Board

The Board consists of fifteen individuals, thirteen of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two or three days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by BlackRock, its personnel and its affiliates, including (as applicable) investment management; administrative and shareholder services; oversight of fund service providers; marketing services; risk oversight; compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Board considered, with respect to each Fund, were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting new regulatory requirements; (e) the Trust’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between the services provided to these products as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of BlackRock’s product pipeline, opportunities to consolidate funds and BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability, implementation of alternative investment strategies, investment performance, portfolio manager compensation and accountability, portfolio managers’ investments in the funds they manage, supplemental service agreements with third party distribution partners, subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties) and management fee levels and breakpoints. The Board further considered the importance of: (i) BlackRock’s management organization; (ii) marketing support for the funds; (iii) services provided to the funds by BlackRock affiliates; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

100	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Disclosure of Investment Advisory Agreement (continued)

BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including all the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2015. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of the portfolio holdings of each Fund, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	101

Disclosure of Investment Advisory Agreement (continued)

Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board reviewed each Fund’s performance within the context of the low yield environment that has existed over the past few years.

The Board noted that for each of the one-, three- and five-year periods reported, California Money Fund, MuniCash, MuniFund, New York Money Fund, TempCash, TempFund and T-Fund each ranked in the first quartile against its Lipper Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, Treasury Trust Fund ranked in the first, third and second quartiles, respectively, against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the three-year period.

The Board noted that for the one-, three- and five-year periods reported, Federal Trust Fund and FedFund each ranked in the second, second and first quartiles, respectively, against its Lipper Performance Universe.

The quartile standing of each Fund in its Lipper peer group takes into account the Fund’s current yield only. The Board believes that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews each Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of each Fund’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2013 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Funds. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment objectives across the open-end fund, ETF, closed-end fund and institutional account product channels, as applicable.

The Board noted that T-Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile, relative to the Fund’s Expense Peers.

102	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Disclosure of Investment Advisory Agreement (continued)

The Board noted that FedFund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile, relative to the Fund’s Expense Peers. The Board determined that the Fund’s total expense ratio was appropriate in light of the median total expense ratio paid by the Expense Peers.

The Board noted that TempFund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that New York Money Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board determined that the Fund’s contractual management fee rate was appropriate in light of the median contractual management fee rate paid by the Expense Peers.

The Board noted that Treasury Trust Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board determined that the Fund’s contractual management fee rate was appropriate in light of the median contractual management fee rate paid by the Expense Peers.

The Board noted that Federal Trust Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that California Money Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that MuniFund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that the contractual management fee rate of each of MuniCash and TempCash ranked in the fourth quartile, and that the actual management fee rate and total expense ratio of each of these Funds each ranked in the fourth quartile, relative to the Fund’s Expense Peers.

The Board reviewed each Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board also noted that each of California Money Fund, MuniCash, MuniFund, New York Money Fund, TempCash and TempFund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that each of FedFund, Federal Trust Fund, T-Fund and Treasury Trust Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the combined aggregate asset level of the four Funds increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. The Board additionally noted that, to enable each Fund to maintain minimum levels of daily net investment income, BlackRock and the Funds’ distributor have voluntarily agreed to reduce each Fund’s expenses as necessary. The voluntary waivers and reimbursements may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Fund and, in the case of FedFund, Federal Trust Fund, T-Fund and Treasury Trust Fund, based upon the combined aggregate asset level of the four Funds. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	103

Disclosure of Investment Advisory Agreement (concluded)

Conclusion

The Board, including all the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2015. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

104	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Officers and Trustees

Name, Address[1], and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2]
Ronald W. Forbes 1940	Co-Chair of the Board and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 153 Portfolios	None
Rodney D. Johnson 1941	Co-Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 153 Portfolios	None
David O. Beim 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 153 Portfolios	None
Frank J. Fabozzi 1948	Trustee	Since 2014	Editor of and Consultant for The Journal of Portfolio Management since 2006; Professor of Finance, EDHEC Business School since 2011; Professor in the Practice of Finance and Becton Fellow, Yale University School of Management from 2006 to 2011; Adjunct Professor of Finance and Becton Fellow, Yale University from 1994 to 2006.	112 RICs consisting of 232 Portfolios	None
Dr. Matina S. Horner 1939	Trustee	Since 2004	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 153 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 1939	Trustee	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet service) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.	33 RICs consisting of 153 Portfolios	None
Ian A. MacKinnon 1948	Trustee	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1999 to 2008.	33 RICs consisting of 153 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 153 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 153 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 153 Portfolios	None
Toby Rosenblatt 1938	Trustee	Since 2005	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 153 Portfolios	None

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	105

Officers and Trustees (continued)

Name, Address[1], and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2] (concluded)
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 153 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005-2013; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 153 Portfolios	None

[1]    The address of each Trustee is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055.

[2]    Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Trustees on a case-by-case basis as appropriate.

[3]    Date shown is the earliest date a person has served for the Trust. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W.Winter, 1999. Frank J. Fabozzi first became a member of the boards of other funds advised by BlackRock Advisors, LLC or its affiliates in 1988.

Interested Trustees[4]
Paul L. Audet 1953	Trustee	Since 2011	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	141 RICs consisting of 329 Portfolios	None
Henry Gabbay 1947	Trustee	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	141 RICs consisting of 329 Portfolios	None

[4]    Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust based on his positions with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet, Dr. Fabozzi and Mr. Gabbay are also directors of the BlackRock registered closed-end funds and directors of other BlackRock registered open-end funds. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Trustees on a case-by-case basis, as appropriate.

106	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Officers and Trustees (concluded)

Name, Address[1], and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Richard Hoerner, CFA 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2014	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.
[1] The address of each Trustee is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. [2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7450.

Effective September 19, 2014, Brendan Kyne resigned as a Vice President of the Trust and Jennifer McGovern became a Vice President of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent Sub-Administrator and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	107

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at
http://www.blackrock.com/cash

2)	Select “Access Your Account”

3)	Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7450.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7450.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling

(800) 441-7450; (2) at http://www.blackrock.com; and (3) on the SEC’s at website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended July 31 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7450 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7450 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/cash.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

108	BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information

BLACKROCK LIQUIDITY FUNDS	OCTOBER 31, 2014	109

This report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7450. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-10/14-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$22,385	$22,163	$0	$0	$10,600	$10,600	$0	$0
Federal Trust Fund	$22,385	$21,163	$0	$0	$9,600	$9,600	$0	$0
FedFund	$25,314	$24,363	$0	$0	$9,600	$10,600	$0	$0
MuniCash	$22,385	$22,163	$0	$0	$10,600	$10,600	$0	$0
MuniFund	$24,607	$24,363	$0	$0	$10,600	$10,600	$0	$0
New York Money Fund	$22,385	$22,163	$0	$0	$10,600	$10,600	$0	$0
TempCash	$24,960	$24,363	$0	$0	$9,600	$10,600	$0	$0
TempFund	$26,980	$26,363	$0	$0	$9,600	$9,600	$0	$0
T-Fund	$25,314	$24,363	$0	$0	$9,600	$9,600	$0	$0
Treasury Trust Fund	$24,607	$24,363	$0	$0	$9,600	$9,600	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,555,000	$2,865,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$10,600	$10,600
Federal Trust Fund	$9,600	$9,600
FedFund	$9,600	$10,600
MuniCash	$10,600	$10,600
MuniFund	$10,600	$10,600
New York Money Fund	$10,600	$10,600
TempCash	$9,600	$10,600
TempFund	$9,600	$9,600
T-Fund	$9,600	$9,600
Treasury Trust Fund	$9,600	$9,600

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,865,000 and $2,970,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by
Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: January 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: January 2, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: January 2, 2015